UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2021

Date of reporting period:	September 1, 2020 — February 28, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam PanAgora Market Neutral Fund

Semiannual report
2 | 28 | 21

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Semiannual report
2 | 28 | 21

Message from the Trustees

April 7, 2021

Dear Fellow Shareholder:

Optimism about society emerging from the Covid-19 pandemic remains tempered by concern about newer, more aggressive strains of the virus. On the plus side, the U.S. infection rate has declined and the pace of vaccinations is accelerating. The economy registered growth above 4% in the fourth quarter of 2020, and recent employment data is encouraging.

Investors must keep in mind that when the bond market sees stronger economic growth and the chance of inflation ahead, bond prices typically fall and yields rise. In such conditions, stock prices might also weaken as investors consider how rising yields could change borrowing costs.

No matter how markets move, Putnam remains active with strategies that seek superior investment performance. The portfolio managers and analysts keep their focus on research and potential risks, a discipline intended to serve you through changing conditions.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 7–8 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Source: Lipper, a Refinitiv company.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 2/28/21. See above and pages 7–8 for additional fund performance information. Index descriptions can be found on pages 12–13.

* Source: Bloomberg Index Services Limited.

2 PanAgora Market Neutral Fund

Please describe the global investing environment for the reporting period.

Global equity markets made a remarkable comeback, recouping losses sustained during the pandemic-driven downturn in early 2020. During the six-month reporting period, the global economic recovery was bolstered by promising vaccine-development news and U.S. election results. The removal of political uncertainty in the United States renewed demand for equities, and stock markets rallied strongly in November 2020. Equity investors also were encouraged by a U.K.–European trade deal in late 2020, which solidified the United Kingdom’s exit from the European Union [EU]. Similarly, after seven years of talks, the EU and China agreed to an investment treaty that resulted in mutually improved access to select markets.

Sentiment continued to improve in 2021 when the Biden administration announced an increase in the supply of Covid-19 vaccinations, and investors saw progress toward ending the pandemic. Across the Atlantic, Eurostat, the EU’s statistics office, confirmed that consumer prices across 19 EU-member countries had risen 0.90% year-over-year in January 2021. This brought inflation back to the eurozone for the first time in months. An increase in the prices of commodities, such as copper and aluminum, also aided certain emerging-market countries,

PanAgora Market Neutral Fund 3

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 2/28/21. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

including Argentina and the world’s leading exporter of copper, Chile.

Within the United States, small-cap equities largely outperformed the broader stock market. The Russell 2000 Index posted a return of 41.69% compared with 9.74% for the S&P 500 Index for the period. Emerging markets also reported gains, with the MSCI Emerging Markets Index [ND] returning 22.32% for the period. International developed-market equities also posted a solid increase, with the MSCI World ex-U.S. Index [ND] returning 14.23% for the period.

Investor demand for safe-haven assets persisted toward the end of 2020, against concerns over rising global Covid-19 infection rates. As the rollout of Covid-19 vaccines improved, the global economic recovery quickened and triggered inflationary concerns. Bonds began to broadly sell off in January and February 2021. Better-than-expected U.S. economic data, along with plans for more fiscal stimulus, helped push bond yields back up to pre-pandemic levels. The yield on the benchmark 10-year U.S. Treasury note rose 72 basis points to close the period at 1.44%. As prices fell, yields for developed-market government debt also rose. For the period, the FTSE World Government Bond ex-U.S. [Hedged] Index declined 0.80% compared with a decline of 3.43% for the Bloomberg Barclays U.S. Treasury Index. Investment-grade credit fared somewhat better as spreads continued to tighten during the period. For the period, the Bloomberg Barclays U.S. Credit Index reported a loss of 0.47%.

Inflationary concerns and the prospects of an accelerated global economic recovery proved to be a boon for commodities, particularly energy. The price of West Texas Intermediate crude oil rose by more than 45% to $62.40 per barrel at period-end — its highest level since December 2019. Each of the main commodity sectors, with the exception of safe-haven precious metals, posted gains over the six-month period. Commodity prices also were boosted by a weaker U.S. dollar, which depreciated against other major currencies. The more heavily energy-weighted S&P GSCI reported a gain of 28.03%, while the more balanced Bloomberg Commodity Index increased 16.32% for the period.

4 PanAgora Market Neutral Fund

How did the fund perform during the reporting period? Could you discuss some detractors and contributors to results?

On an absolute basis, Putnam PanAgora Market Neutral Fund returned 3.32% for the reporting period. Intermediate-term strategies were a top contributor to positive performance, largely from the special purpose acquisition company strategy. U.S. merger arbitrage-related trades also contributed to the fund’s positive performance. In addition, short-term strategies benefited results, particularly our analyst-day strategies.

The long-term portfolio detracted from performance due to poor stock selection within the United States. The alpha model had negative performance in the U.S. region. Growth, quality, and momentum factors struggled, and value metrics performed poorly, particularly in large-cap stocks. Within U.S. sectors, consumer staples and information technology were detractors from performance, and healthcare was the top contributor. The alpha model within the health-care sector benefited from the positive performance of top quintile names within the large-cap industry-specific model.

International positions slightly detracted from performance for the six-month period due to stock selection within developed regions. Positions in the euro region, most notably the United Kingdom and Germany, detracted the most. Emerging-market positions were positive for the period. The Asia-Pacific region was a bright spot for the fund, with strong performance from our stock selections in China and Taiwan.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short positions in equity securities.

For example, the fund’s managers might use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

PanAgora Market Neutral Fund 5

How did the fund use derivatives during the reporting period?

We used total return swaps to take long or short positions in equity securities.

What is your outlook and portfolio strategy for the coming months?

The fund is designed to generate attractive, absolute returns under different market conditions and over different time horizons. The fund uses a diversified set of strategies that have low correlation to one another. We believe their combination can result in more stable returns over time than any individual strategy in and of itself.

A majority of the fund’s allocation is within the long-term portfolio, which utilizes fundamental-based signals applied across a broad universe of stocks. The long-term portfolio also is likely to generate the majority of return over a market cycle. Intermediate-and short-term strategies provide additional alpha based on the number of corporate and market events.

Thank you, George and Richard, for your time and insights today.

Past performance is not a guarantee of future results.

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guarantee the accuracy, adequacy or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

6 PanAgora Market Neutral Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended February 28, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 2/28/21

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
Class A (9/21/17)
Before sales charge	–16.00%	–4.94%	–15.07%	–5.30%	2.82%	3.32%
After sales charge	–20.83	–6.57	–19.95	–7.15	–3.10	–2.62
Class B (9/21/17)
Before CDSC	–18.10	–5.64	–16.85	–5.97	1.99	3.02
After CDSC	–20.56	–6.47	–19.35	–6.92	–3.01	–1.98
Class C (9/21/17)
Before CDSC	–18.10	–5.64	–16.85	–5.97	1.99	3.02
After CDSC	–18.10	–5.64	–16.85	–5.97	0.99	2.02
Class R (9/21/17)
Net asset value	–16.70	–5.18	–15.60	–5.50	2.46	3.22
Class R6 (9/21/17)
Net asset value	–15.30	–4.71	–14.44	–5.07	3.04	3.42
Class Y (9/21/17)
Net asset value	–15.30	–4.71	–14.44	–5.07	3.04	3.42

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

PanAgora Market Neutral Fund 7

Comparative index returns For periods ended 2/28/21

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
ICE BofA U.S.
Treasury Bill Index	5.36%	1.53%	4.86%	1.59%	0.44%	0.06%
Lipper Alternative
Equity Market
Neutral Funds	–7.78	–3.36	–8.78	–3.90	–3.88	–1.36
category average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, and life-of-fund periods ended 2/28/21, there were 55, 52, 49, and 49 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 2/28/21

	Class A		Class B	Class C	Class R	Class R6	Class Y
	Before	After	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value
8/31/20	$8.13	$8.63	$7.95	$7.95	$8.07	$8.19	$8.19
2/28/21	8.40	8.91	8.19	8.19	8.33	8.47	8.47

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/21

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
Class A (9/21/17)
Before sales charge	–12.60%	–3.74%	–10.08%	–3.48%	8.03%	6.07%
After sales charge	–17.63	–5.35	–15.25	–5.37	1.82	–0.03
Class B (9/21/17)
Before CDSC	–14.80	–4.44	–11.98	–4.17	7.30	5.84
After CDSC	–17.36	–5.26	–14.62	–5.13	2.30	0.84
Class C (9/21/17)
Before CDSC	–14.80	–4.44	–11.98	–4.17	7.30	5.84
After CDSC	–14.80	–4.44	–11.98	–4.17	6.30	4.84
Class R (9/21/17)
Net asset value	–13.30	–3.96	–10.71	–3.71	7.84	5.99
Class R6 (9/21/17)
Net asset value	–11.80	–3.49	–9.35	–3.22	8.35	6.27
Class Y (9/21/17)
Net asset value	–11.80	–3.49	–9.35	–3.22	8.35	6.27

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

8 PanAgora Market Neutral Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 8/31/20*	1.83%	2.58%	2.58%	2.08%	1.59%	1.58%
Total annual operating expenses for the
fiscal year ended 8/31/20	3.77%	4.52%	4.52%	4.02%	3.53%	3.52%
Annualized expense ratio for the
six-month period ended 2/28/21	1.79%	2.54%	2.54%	2.04%	1.55%	1.54%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.04%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/21.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 9/1/20 to 2/28/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$9.02	$12.79	$12.79	$10.28	$7.82	$7.77
Ending value (after expenses)	$1,033.20	$1,030.20	$1,030.20	$1,032.20	$1,034.20	$1,034.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/28/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

PanAgora Market Neutral Fund 9

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 2/28/21, use the following calculation method. To find the value of your investment on 9/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$8.95	$12.67	$12.67	$10.19	$7.75	$7.70
Ending value (after expenses)	$1,015.92	$1,012.20	$1,012.20	$1,014.68	$1,017.11	$1,017.16

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/28/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

10 PanAgora Market Neutral Fund

Consider these risks before investing

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

PanAgora Market Neutral Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. Credit Index is an unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable corporate and government-related bonds.

Bloomberg Barclays U.S. Treasury Index is an unmanaged index of U.S.-dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Bloomberg Commodity Index is a broadly diversified index that measures the prices of commodities.

FTSE World Government Bond Index ex-U.S. (Hedged) is an unmanaged index that represents the world bond market, excluding the United States.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that

12 PanAgora Market Neutral Fund

is designed to measure equity market performance in global emerging markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI World ex-U.S. Index (ND) is an unmanaged index of equity securities from developed countries, excluding the United States. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000 Index is an unmanaged index comprised of approximately 2,000 of the smallest companies in the Russell 3000 Index as measured by their market capitalization.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the FTSE Indexes. FTSE® is a trademark of FTSE Russell.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

PanAgora Market Neutral Fund 13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 28, 2021, Putnam employees had approximately $555,000,000 and the Trustees had approximately $78,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14 PanAgora Market Neutral Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

PanAgora Market Neutral Fund 15

The fund’s portfolio 2/28/21 (Unaudited)

UNITS (10.0%)* †	Units	Value
10X Capital Venture Acquisition Corp.	1,281	$15,782
ACON S2 Acquisition Corp.	2,000	21,920
AEA-Bridges Impact Corp. (Cayman Islands)	2,562	29,207
Aequi Acquisition Corp.	2,566	27,585
Alpha Healthcare Acquisition Corp.	900	11,808
Altimar Acquisition Corp. II	278	2,863
Altimeter Growth Corp.	269	3,629
Apollo Strategic Growth Capital	2,422	26,860
Astrea Acquisition Corp.	1,377	13,866
Athlon Acquisition Corp.	138	1,421
Atlas Crest Investment Corp.	1,293	17,132
Avanti Acquisition Corp. (Cayman Islands)	2,576	29,289
BlueRiver Acquisition Corp.	278	2,866
Broadscale Acquisition Corp.	278	2,891
Brookline Capital Acquisition Corp.	1,613	18,566
Carney Technology Acquisition Corp. II	1,493	15,677
Cascade Acquisition Corp.	2,563	28,065
Consonance-HFW Acquisition Corp.	2,107	22,903
Duddell Street Acquisition Corp. (Hong Kong)	400	4,652
Empower, Ltd.	801	8,370
EQ Health Acquisition Corp.	278	2,813
Eucrates Biomedical Acquisition Corp.	1,980	21,780
G Squared Ascend I, Inc.	278	2,905
Genesis Park Acquisition Corp.	2,563	28,270
Global Synergy Acquisition Corp.	274	2,850
Golden Falcon Acquisition Corp.	270	2,930
Gores Holdings VI, Inc.	161	3,059
HIG Acquisition Corp.	2,571	27,844
Horizon Acquisition Corp. II	2,571	28,230
Hudson Executive Investment Corp. II	274	2,863
IG Acquisition Corp.	2,381	26,429
Ignyte Acquisition Corp.	689	7,235
Jack Creek Investment Corp.	322	3,317
KINS Technology Group, Inc.	1,605	17,206
L&F Acquisition Corp. (IL)	2,126	23,046
Legato Merger Corp.	1,607	16,488
LightJump Acquisition Corp.	1,370	14,166
Mallard Acquisition Corp.	2,570	27,268
Marlin Technology Corp.	269	2,798
Motion Acquisition Corp.	2,563	27,501
NextGen Acquisition Corp.	481	5,801
North Mountain Merger Corp.	2,321	25,160
Petra Acquisition, Inc.	2,583	28,645
Progress Acquisition Corp.	2,352	23,708
Qell Acquisition Corp.	2,391	30,748
Recharge Acquisition Corp.	2,381	25,381
Roth CH Acquisition II Co.	1,760	20,240
SCP & CO Healthcare Acquisition Co.	321	3,274
Senior Connect Acquisition Corp. I	269	2,833

16 PanAgora Market Neutral Fund

UNITS (10.0%)* † cont.	Units	Value
Social Leverage Acquisition Corp. I	279	$2,969
Sports Entertainment Acquisition Corp.	2,408	26,488
Thimble Point Acquisition Corp.	278	2,877
TLG Acquisition One Corp.	2,312	23,212
Vector Acquisition Corp.	2,172	23,544
VG Acquisition Corp.	1,211	14,883
Viveon Health Acquisition Corp.	674	7,272
Yellowstone Acquisition Co.	2,563	28,116
Total units (cost $840,350)		$889,501

COMMON STOCKS (6.1%)*	Shares	Value
Capital markets (0.2%)
Morgan Stanley	219	$16,835
		16,835
Diversified financial services (5.9%)
5:01 Acquisition Corp. Class A †	2,563	27,193
Alussa Energy Acquisition Corp. Class A (Cayman Islands) †	428	4,708
Amplitude Healthcare Acquisition Corp. Class A †	2,946	30,152
Ascendant Digital Acquisition Corp. Class A †	334	3,570
BCTG Acquisition Corp. †	1,936	22,632
Brilliant Acquisition Corp. (Rights) (China) †	2,626	1,129
Broadstone Acquisition Corp. Class A (United Kingdom) †	2,560	26,496
Capstar Special Purpose Acquisition Corp. Class A †	2,526	25,892
Churchill Capital Corp. IV Class A †	641	19,711
CM Life Sciences, Inc. Class A †	961	19,230
Dragoneer Growth Opportunities Corp. Class A †	165	1,742
E.Merge Technology Acquisition Corp. Class A †	2,553	25,938
East Resources Acquisition Co. Class A †	2,546	25,766
EDOC Acquisition Corp. (Rights) †	2,576	1,275
EDOC Acquisition Corp. Class A †	2,576	26,172
Executive Network Partnering Corp. Class A †	435	10,932
Fortress Value Acquisition Corp. II Class A †	1,282	13,153
FTAC Olympus Acquisition Corp. Class A †	646	7,623
HealthCor Catalio Acquisition Corp. Class A †	2,219	22,989
Highcape Capital Acquisition Corp. Class A †	1,290	18,473
Jiya Acquisition Corp. Class A †	1,672	17,589
LGL Systems Acquisition Corp. Class A †	1,284	13,289
LifeSci Acquisition II Corp. †	2,126	23,407
NavSight Holdings, Inc. Class A †	2,566	26,866
Omega Alpha SPAC Class A †	137	1,436
Peridot Acquisition Corp. Class A †	1,258	15,096
Property Solutions Acquisition Corp. †	636	8,961
Software Acquisition Group, Inc. II Class A †	1,406	16,042
Starboard Value Acquisition Corp. Class A †	1,293	13,202
TWC Tech Holdings II Corp. Class A †	2,478	25,821
Yucaipa Acquisition Corp. Class A †	2,586	27,153
Yunhong International (Rights) (China) †	452	189
		523,827

PanAgora Market Neutral Fund 17

COMMON STOCKS (6.1%)* cont.	Shares	Value
Software (—%)
Tenable Holdings, Inc. †	86	$3,514
		3,514
Total common stocks (cost $473,948)		$544,176

	Expiration	Strike
WARRANTS (3.0%)*†	date	price	Warrants	Value
Alussa Energy Acquisition Corp. Class A
(Cayman Islands)	10/31/26	$11.50	214	$610
Amplitude Healthcare Acquisition Corp. Class A	12/1/26	11.50	1,473	2,607
Ascendant Digital Acquisition Corp. Class A	12/31/25	11.50	167	284
Aspirational Consumer Lifestyle Corp.
Class A (Singapore)	9/19/25	11.50	1,678	3,331
Atlantic Avenue Acquisition Corp. Class A	12/31/25	11.50	3,843	5,188
Big Cypress Acquisition Corp. Class A	12/7/25	11.50	2,027	2,513
BowX Acquisition Corp. Class A	12/31/25	11.50	3,448	6,137
Brilliant Acquisition Corp. (China)	12/31/25	11.50	5,252	4,779
Broadstone Acquisition Corp. Class A
(United Kingdom)	9/15/28	11.50	1,280	1,574
Capstar Special Purpose Acquisition
Corp. Class A	7/9/27	11.50	1,263	1,756
CC Neuberger Principal Holdings II Class A	7/29/25	11.50	2,420	4,719
Chardan Healthcare Acquisition 2 Corp.	3/5/25	11.50	7,956	8,911
CHP Merger Corp. Class A	11/22/24	11.50	4,119	6,055
Churchill Capital Corp. IV Class A	9/18/25	11.50	128	2,003
CITIC Capital Acquisition Corp. Class A (China)	1/17/27	11.50	339	712
CM Life Sciences, Inc. Class A	9/24/27	11.50	320	2,333
D8 Holdings Corp. Class A (Hong Kong)	8/5/27	11.50	3,807	4,849
DFP Healthcare Acquisitions Corp. Class A	4/1/25	11.50	2,747	5,879
Dragoneer Growth Opportunities Corp. Class A	8/14/25	11.50	66	152
E.Merge Technology Acquisition Corp. Class A	7/30/25	11.50	851	1,438
East Resources Acquisition Co. Class A	7/1/27	11.50	1,273	1,846
EDOC Acquisition Corp. Class A	11/30/27	11.50	2,576	1,430
Empower, Ltd. Class A	11/30/27	11.50	1,069	1,368
Executive Network Partnering Corp. Class A	9/25/28	11.50	652	1,935
Fast Acquisition Corp. Class A	8/25/27	11.50	2,023	4,228
FinServ Acquisition Corp. Class A	12/31/26	11.50	623	2,492
Fortress Value Acquisition Corp. II Class A	8/10/27	11.50	256	392
FTAC Olympus Acquisition Corp. Class A	8/28/25	11.50	215	550
Fusion Acquisition Corp. Class A	6/1/27	11.50	1,905	3,391
Galileo Acquisition Corp.	10/31/26	11.50	1,776	1,776
GO Acquisition Corp. Class A	8/31/27	11.50	3,400	5,100
Good Works Acquisition Corp.	10/22/25	11.50	3,723	5,324
Gores Holdings V, Inc. Class A	8/10/27	11.50	1,536	2,611
Greencity Acquisition Corp. (China)	8/28/21	11.50	13,431	8,730
Greenrose Acquisition Corp.	5/11/24	11.50	7,240	11,186
Highcape Capital Acquisition Corp. Class A	9/30/27	11.50	470	2,374
Holicity, Inc. Class A	8/4/27	11.50	1,724	6,405
Horizon Acquisition Corp. Class A	8/19/25	11.50	3,428	6,170
HPX Corp. Class A	7/14/25	11.50	3,831	5,402
Industrial Tech Acquisitions, Inc. Class A	6/8/27	11.50	5,174	7,658

18 PanAgora Market Neutral Fund

	Expiration	Strike
WARRANTS (3.0%)*† cont.	date	price	Warrants	Value
Kismet Acquisition One Corp. (Russia)	8/6/25	$11.50	2,086	$2,128
LGL Systems Acquisition Corp. Class A	11/12/26	11.50	2,568	5,008
Lionheart Acquisition Corp. II Class A	2/14/26	11.50	3,864	5,410
LIV Capital Acquisition Corp. Class A (Mexico)	1/10/25	11.50	5,644	7,337
Malacca Straits Acquisition Co., Ltd. Class A
(Hong Kong)	6/30/27	11.50	3,807	5,406
NavSight Holdings, Inc. Class A	1/1/30	11.50	1,283	2,091
NewHold Investment Corp. Class A	3/10/25	11.50	3,831	5,095
One Class A	8/17/25	11.50	1,225	3,859
Osprey Technology Acquisition Corp. Class A	10/30/24	11.50	652	1,800
Peridot Acquisition Corp. Class A	11/30/27	11.50	629	1,705
PMV Consumer Acquisition Corp. Class A	8/31/27	11.50	3,738	4,747
Prime Impact Acquisition I Class A	10/1/30	11.50	3,456	5,704
Property Solutions Acquisition Corp.	8/28/27	11.50	636	2,315
PTK Acquisition Corp.	12/31/25	11.50	7,581	6,747
RedBall Acquisition Corp. Class A	8/17/22	11.50	1,300	2,431
Roman DBDR Tech Acquisition Corp. Class A	10/31/25	11.50	3,849	5,042
Sandbridge Acquisition Corp. Class A	9/14/27	11.50	1,861	2,593
SCVX Corp. Class A	1/24/25	11.50	6,357	12,333
Software Acquisition Group, Inc. II Class A	3/17/27	11.50	703	1,301
Spartacus Acquisition Corp. Class A	10/31/27	11.50	3,857	4,918
Starboard Value Acquisition Corp. Class A	9/10/27	11.50	215	430
Tailwind Acquisition Corp. Class A	9/7/27	11.50	1,011	1,982
Turmeric Acquisition Corp. Class A	10/8/25	11.50	3,428	5,793
Tuscan Holdings Corp. II	7/16/25	11.50	660	1,129
TWC Tech Holdings II Corp. Class A	9/15/27	11.50	826	1,503
Union Acquisition Corp. II	4/1/25	11.50	8,063	10,079
Vistas Media Acquisition Co., Inc. Class A	8/1/26	11.50	5,108	4,968
Yellowstone Acquisition Co. Class A	10/21/25	11.50	4,042	6,629
Yucaipa Acquisition Corp. Class A	8/6/25	11.50	862	1,866
Yunhong International Class A (China)	1/31/27	11.50	678	671
Total warrants (cost $188,488)				$269,218

	Principal amount/
SHORT-TERM INVESTMENTS (38.8%)*		shares	Value
State Street Institutional U.S. Government Money Market Fund,
Investor Class 0.01%	Shares	1,898,545	$1,898,545
U.S. Treasury Bills with an effective yield of 0.083%, 4/15/21		$1,536,000	1,535,923
Total short-term investments (cost $3,434,386)			$3,434,468

TOTAL INVESTMENTS
Total investments (cost $4,937,172)	$5,137,363

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

PanAgora Market Neutral Fund 19

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $8,859,063.

† This security is non-income-producing.

The dates shown on debt obligations are the original maturity dates.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$35,403	$32,402	$—	1/28/25	(Federal Funds	1Life Healthcare	$(3,009)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
2,905	—	—	1/28/25	(Federal Funds	Achillion	(2,905)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
18,311	17,893	—	1/28/25	(Federal Funds	Abivax SA —	(423)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,473	10,111	—	1/28/25	(Federal Funds	Acuity Brands	(355)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
15,772	14,587	—	1/28/25	(Federal Funds	Adaptimmune	(1,188)
				Effective Rate US plus	Therapeutics PLC
				0.25%) — Monthly	ADR — Monthly
4,719	4,636	—	1/28/25	(Federal Funds	Adesso SE —	(84)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
11,417	10,605	—	1/28/25	(Federal Funds	Adient PLC —	(815)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,372	10,435	—	1/28/25	(Federal Funds	Advanced Info	292
				Effective Rate US plus	Service PCL
				0.75%) — Monthly	NVDR — Monthly
2,702	2,478	—	1/28/25	(Federal Funds	AeroGrow	(224)
				Effective Rate US plus	International
				0.25%) — Monthly	Inc — Monthly
34,949	34,659	—	1/28/25	(Federal Funds	Aerojet	(300)
				Effective Rate US plus	Rocketdyne
				0.25%) — Monthly	Holdings Inc —
					Monthly
13,727	13,017	—	1/28/25	(Federal Funds	Affiliated	(710)
				Effective Rate US plus	Managers Group
				0.25%) — Monthly	Inc — Monthly
51,358	53,236	—	1/28/25	(Federal Funds	Affimed NV —	1,864
				Effective Rate US plus	Monthly
				0.25%) — Monthly
36,224	34,664	—	1/28/25	(Federal Funds	Agenus Inc —	(1,568)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

20 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,893	$21,732	$—	1/28/25	(Federal Funds	Airtac	$(170)
				Effective Rate US plus	International
				0.35%) — Monthly	Group — Monthly
4,111	3,893	—	1/28/25	(Federal Funds	Akatsuki Inc —	(218)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
12,785	12,491	—	1/28/25	(Federal Funds	Akzo Nobel NV —	(297)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,977	20,221	—	1/28/25	(Federal Funds	Alaska Air Group	(760)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
35,135	34,816	—	1/28/25	(Federal Funds	Alaska	(328)
				Effective Rate US plus	Communications
				0.25%) — Monthly	Systems Group
					Inc — Monthly
61,313	57,931	—	1/28/25	(Federal Funds	Alexander &	(3,395)
				Effective Rate US plus	Baldwin Inc —
				0.25%) — Monthly	Monthly
68,594	67,821	—	1/28/25	(Federal Funds	Alexion	(789)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
52,422	51,447	—	1/28/25	(Federal Funds	Allegiant Travel	(984)
				Effective Rate US plus	Co — Monthly
				0.25%) — Monthly
20,416	20,748	—	1/28/25	(Federal Funds	Alliance Data	373
				Effective Rate US plus	Systems Corp —
				0.25%) — Monthly	Monthly
19,476	19,415	—	1/28/25	(Federal Funds	Allison	30
				Effective Rate US plus	Transmission
				0.25%) — Monthly	Holdings Inc —
					Monthly
31,877	30,475	—	1/28/25	(Federal Funds	Alpha & Omega	(1,409)
				Effective Rate US plus	Semiconductor
				0.25%) — Monthly	Ltd — Monthly
27,090	26,285	—	1/28/25	(Federal Funds	Alphabet Inc —	(811)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,355	14,436	—	1/28/25	(Federal Funds	Alteryx Inc —	(920)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,438	19,378	—	1/28/25	(Federal Funds	Amada Co Ltd —	(65)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
22,117	21,651	—	1/28/25	(Federal Funds	Amazon.com	(472)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
11,769	11,841	—	1/28/25	(Federal Funds	American Axle &	70
				Effective Rate US plus	Manufacturing
				0.25%) — Monthly	Holdings Inc —
					Monthly

PanAgora Market Neutral Fund 21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,777	$10,905	$—	1/28/25	(Federal Funds	American	$(875)
				Effective Rate US plus	Outdoor Brands
				0.25%) — Monthly	Inc — Monthly
9,554	9,480	—	1/28/25	(Federal Funds	American Public	(76)
				Effective Rate US plus	Education Inc —
				0.25%) — Monthly	Monthly
22,978	21,903	—	1/28/25	(Federal Funds	Ameriprise	(977)
				Effective Rate US plus	Financial Inc —
				0.25%) — Monthly	Monthly
75,744	75,397	—	1/28/25	(Federal Funds	Amkor	(234)
				Effective Rate US plus	Technology Inc —
				0.25%) — Monthly	Monthly
2,829	2,840	—	1/28/25	(Federal Funds	AnGes Inc —	10
				Effective Rate US plus	Monthly
				0.25%) — Monthly
31,565	32,242	—	1/28/25	(Federal Funds	AngioDynamics	670
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
43,644	41,404	—	1/28/25	(Federal Funds	Antares Pharma	(2,252)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
36,389	36,080	—	1/28/25	(Federal Funds	Anthem Inc —	(313)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
36,741	36,631	—	1/28/25	(Federal Funds	AO World PLC —	(116)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
18,050	17,461	—	1/28/25	(Federal Funds	Apple Inc —	(565)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
18,232	16,297	—	1/28/25	(Federal Funds	ARCA biopharma	(1,939)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
73,613	73,738	—	1/28/25	(Federal Funds	ArcBest Corp —	210
				Effective Rate US plus	Monthly
				0.25%) — Monthly
67,940	67,805	—	1/28/25	(Federal Funds	Arcus Biosciences	(152)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
8,538	8,263	—	1/28/25	(Federal Funds	Argo Graphics	(278)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
59,108	56,858	—	1/28/25	(Federal Funds	Artisan	(733)
				Effective Rate US plus	Partners Asset
				0.25%) — Monthly	Management
					Inc — Monthly
5,467	5,382	—	1/28/25	(Federal Funds	As One Corp —	(85)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
47,644	45,029	—	1/28/25	(Federal Funds	Ashtead Group	(2,544)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly

22 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,398	$3,307	$—	1/28/25	(Federal Funds	ASKUL Corp —	$(92)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
80,628	79,856	—	1/28/25	(Federal Funds	ASM International	(791)
				Effective Rate US plus	NV — Monthly
				0.25%) — Monthly
41,697	40,726	—	1/28/25	(Federal Funds	ASOS PLC —	(979)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
11,675	10,516	—	1/28/25	(Federal Funds	Assembly	(1,162)
				Effective Rate US plus	Biosciences Inc —
				0.25%) — Monthly	Monthly
6,653	6,282	—	1/28/25	(Federal Funds	Astellas Pharma	(373)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
10,473	9,063	—	1/28/25	(Federal Funds	Astra	(1,414)
				Effective Rate US plus	International Tbk
				0.75%) — Monthly	PT — Monthly
22,478	22,735	—	1/28/25	(Federal Funds	Asustek	250
				Effective Rate US plus	Computer Inc —
				0.35%) — Monthly	Monthly
35,426	33,831	—	1/28/25	(Federal Funds	AT&T Inc —	(1,596)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,758	8,141	—	1/28/25	(Federal Funds	Atacadao SA —	(622)
				Effective Rate US plus	Monthly
				0.65%) — Monthly
8,216	8,186	—	1/28/25	(Federal Funds	Atkore Inc —	(32)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
52,845	53,663	—	1/28/25	(Federal Funds	Atlantic Capital	805
				Effective Rate US plus	Bancshares Inc —
				0.25%) — Monthly	Monthly
11,980	11,432	—	1/28/25	(Federal Funds	Atlanticus	(551)
				Effective Rate US plus	Holdings Corp —
				0.25%) — Monthly	Monthly
4,920	5,028	—	1/28/25	(Federal Funds	Atresmedia Corp	108
				Effective Rate US plus	de Medios de
				0.25%) — Monthly	Comunicacion
					SA — Monthly
13,722	12,861	—	1/28/25	(Federal Funds	Aurizon Holdings	(864)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
5,019	4,856	—	1/28/25	(Federal Funds	Australian	(165)
				Effective Rate US plus	Pharmaceutical
				0.25%) — Monthly	Industries Ltd —
					Monthly
77,840	75,302	—	1/28/25	(Federal Funds	Avaya Holdings	(2,553)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,465	$35,392	$—	1/28/25	(Federal Funds	Avery Dennison	$(1,077)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
10,560	10,060	—	1/28/25	(Federal Funds	AVI Ltd — Monthly	(506)
				Effective Rate US plus
				0.60%) — Monthly
5,454	5,444	—	1/28/25	(Federal Funds	Avnet Inc —	(11)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
18,305	17,874	—	1/28/25	(Federal Funds	B&M European	207
				Effective Rate US plus	Value Retail SA —
				0.25%) — Monthly	Monthly
21,338	21,241	—	1/28/25	(Federal Funds	Balfour Beatty	(102)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
10,097	9,858	—	1/28/25	(Federal Funds	Banco	(80)
				Effective Rate US plus	Latinoamericano
				0.25%) — Monthly	de Comercio
					Exterior SA —
					Monthly
64,773	61,641	—	1/28/25	(Federal Funds	Bancorp Inc/	(3,145)
				Effective Rate US plus	The — Monthly
				0.25%) — Monthly
28,595	27,282	—	1/28/25	(Federal Funds	Bank of America	(1,319)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
10,475	10,772	—	1/28/25	(Federal Funds	Bank of	295
				Effective Rate US plus	Commerce
				0.25%) — Monthly	Holdings —
					Monthly
36,471	35,224	—	1/28/25	(Federal Funds	Bank of Marin	(1,037)
				Effective Rate US plus	Bancorp —
				0.25%) — Monthly	Monthly
19,828	18,888	—	1/28/25	(Federal Funds	Bank of New York	(869)
				Effective Rate US plus	Mellon Corp/
				0.25%) — Monthly	The — Monthly
1,630	1,649	—	1/28/25	(Federal Funds	Barings BDC Inc —	18
				Effective Rate US plus	Monthly
				0.25%) — Monthly
43,407	42,930	—	1/28/25	(Federal Funds	BayCom Corp —	(487)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
18,411	18,675	—	1/28/25	(Federal Funds	BBX Capital Inc —	261
				Effective Rate US plus	Monthly
				0.25%) — Monthly
12,341	11,839	—	1/28/25	(Federal Funds	Beazer Homes	(506)
				Effective Rate US plus	USA Inc —
				0.25%) — Monthly	Monthly
14,093	13,955	—	1/28/25	(Federal Funds	Bechtle AG —	(142)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

24 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,113	$23,040	$—	1/28/25	(Federal Funds	BeiGene Ltd	$(1,079)
				Effective Rate US plus	ADR — Monthly
				0.25%) — Monthly
3,485	3,222	—	1/28/25	(Federal Funds	Bell System24	(229)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
10,589	10,201	—	1/28/25	(Federal Funds	Bergenbio ASA —	(390)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
18,745	17,392	—	1/28/25	(Federal Funds	Berkeley Group	(1,358)
				Effective Rate US plus	Holdings PLC —
				0.25%) — Monthly	Monthly
13,048	11,540	—	1/28/25	(Federal Funds	Best Buy Co Inc —	(1,508)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,562	5,464	—	1/28/25	(Federal Funds	BGSF Inc —	(21)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,451	8,786	—	1/28/25	(Federal Funds	Biglari Holdings	(667)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
13,806	14,720	—	1/28/25	(Federal Funds	Bilia AB —	910
				Effective Rate US plus	Monthly
				0.25%) — Monthly
17,281	16,831	—	1/28/25	(Federal Funds	Bill.com Holdings	(453)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
44,076	43,680	—	1/28/25	(Federal Funds	Biohaven	(407)
				Effective Rate US plus	Pharmaceutical
				0.25%) — Monthly	Holding Co Ltd —
					Monthly
50,536	50,921	—	1/28/25	(Federal Funds	BJ’s Restaurants	534
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
17,690	16,930	—	1/28/25	(Federal Funds	Blackbaud Inc —	(760)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
71,847	71,312	—	1/28/25	(Federal Funds	Blackline Inc —	(550)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,038	2,029	—	1/28/25	(Federal Funds	BlackRock	1
				Effective Rate US plus	Floating Rate
				0.25%) — Monthly	Income Strategies
					Fund Inc —
					Monthly
559	558	—	1/28/25	(Federal Funds	BlackRock	2
				Effective Rate US plus	Floating Rate
				0.25%) — Monthly	Income Trust —
					Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$636	$632	$—	1/28/25	(Federal Funds	BlackRock	$(4)
				Effective Rate US plus	Limited Duration
				0.25%) — Monthly	Income Trust —
					Monthly
443	445	—	1/28/25	(Federal Funds	BlackRock Muni	1
				Effective Rate US plus	Intermediate
				0.25%) — Monthly	Duration Fund
					Inc — Monthly
272	272	—	1/28/25	(Federal Funds	BlackRock	—
				Effective Rate US plus	MuniHoldings
				0.25%) — Monthly	New Jersey
					Quality Fund
					Inc — Monthly
691	690	—	1/28/25	(Federal Funds	BlackRock	4
				Effective Rate US plus	MuniVest Fund
				0.25%) — Monthly	Inc — Monthly
608	606	—	1/28/25	(Federal Funds	BlackRock	3
				Effective Rate US plus	MuniYield Fund
				0.25%) — Monthly	Inc — Monthly
2,253	2,242	—	1/28/25	(Federal Funds	BlackRock	(1)
				Effective Rate US plus	Taxable Municipal
				0.25%) — Monthly	Bond Trust —
					Monthly
1,534	1,540	—	1/28/25	(Federal Funds	Blackstone/GSO	24
				Effective Rate US plus	Strategic Credit
				0.25%) — Monthly	Fund — Monthly
22,905	21,462	—	1/28/25	(Federal Funds	Bloomin’ Brands	(1,447)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
47,811	46,751	—	1/28/25	(Federal Funds	Bluegreen	(1,070)
				Effective Rate US plus	Vacations
				0.25%) — Monthly	Holding Corp —
					Monthly
1,712	1,696	—	1/28/25	(Federal Funds	BNY Mellon High	(17)
				Effective Rate US plus	Yield Strategies
				0.25%) — Monthly	Fund — Monthly
526	530	—	1/28/25	(Federal Funds	BNY Mellon	7
				Effective Rate US plus	Strategic
				0.25%) — Monthly	Municipal Bond
					Fund Inc —
					Monthly
362	361	—	1/28/25	(Federal Funds	BNY Mellon	(1)
				Effective Rate US plus	Strategic
				0.25%) — Monthly	Municipals Inc —
					Monthly
10,308	10,274	—	1/28/25	(Federal Funds	Bogota Financial	(37)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
10,777	10,487	—	1/28/25	(Federal Funds	Boise Cascade	(271)
				Effective Rate US plus	Co — Monthly
				0.25%) — Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,469	$13,193	$—	1/28/25	(Federal Funds	Bollore SA —	$(279)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
4,886	4,772	—	1/28/25	(Federal Funds	Bonava AB —	(114)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
37,644	36,916	—	1/28/25	(Federal Funds	boohoo Group	(733)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
2,555	2,356	—	1/28/25	(Federal Funds	Boot Barn	(199)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
11,466	11,340	—	1/28/25	(Federal Funds	Booz Allen	(76)
				Effective Rate US plus	Hamilton Holding
				0.25%) — Monthly	Corp — Monthly
14,214	13,905	—	1/28/25	(Federal Funds	BorgWarner Inc —	(258)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
54,702	52,444	—	1/28/25	(Federal Funds	Box Inc — Monthly	(2,272)
				Effective Rate US plus
				0.25%) — Monthly
47,611	46,256	—	1/28/25	(Federal Funds	Boyd Gaming	(1,365)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
18,244	17,402	—	1/28/25	(Federal Funds	bpost SA —	(847)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
11,826	11,711	—	1/28/25	(Federal Funds	Bridgestone	38
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
18,954	17,833	—	1/28/25	(Federal Funds	Brinker	(1,124)
				Effective Rate US plus	International
				0.25%) — Monthly	Inc — Monthly
18,089	17,724	—	1/28/25	(Federal Funds	Bristol-Myers	(227)
				Effective Rate US plus	Squibb Co —
				0.25%) — Monthly	Monthly
1,708	1,700	—	1/28/25	(Federal Funds	Brookfield Real	54
				Effective Rate US plus	Assets Income
				0.25%) — Monthly	Fund Inc —
					Monthly
8,152	7,854	—	1/28/25	(Federal Funds	Brother Industries	(300)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
22,427	21,282	—	1/28/25	(Federal Funds	Bruker Corp —	(1,150)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
28,212	26,246	—	1/28/25	(Federal Funds	Brunswick Corp/	(1,893)
				Effective Rate US plus	DE — Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,068	$6,926	$—	1/28/25	(Federal Funds	Buzzi Unicem	$67
				Effective Rate US plus	SpA — Monthly
				0.25%) — Monthly
25,096	25,396	—	1/28/25	(Federal Funds	Cadence Design	295
				Effective Rate US plus	Systems Inc —
				0.25%) — Monthly	Monthly
909	894	—	1/28/25	(Federal Funds	Calamos Dynamic	(10)
				Effective Rate US plus	Convertible &
				0.25%) — Monthly	Income Fund —
					Monthly
11,304	10,671	—	1/28/25	(Federal Funds	Cambridge	(558)
				Effective Rate US plus	Bancorp —
				0.25%) — Monthly	Monthly
8,836	8,603	—	1/28/25	(Federal Funds	Canon Inc —	(96)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
44,425	42,171	—	1/28/25	(Federal Funds	Capital City Bank	(2,264)
				Effective Rate US plus	Group Inc —
				0.25%) — Monthly	Monthly
31,369	30,288	—	1/28/25	(Federal Funds	Capital One	(978)
				Effective Rate US plus	Financial Corp —
				0.25%) — Monthly	Monthly
27,025	27,572	—	1/28/25	(Federal Funds	Card Factory	547
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
16,256	15,896	—	1/28/25	(Federal Funds	Carlsberg A/S —	(364)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
7,854	7,652	—	1/28/25	(Federal Funds	Castellum AB —	(203)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,506	14,117	—	1/28/25	(Federal Funds	Cato Corp/The —	(392)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,920	10,736	—	1/28/25	(Federal Funds	Cawachi Ltd —	(187)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
36,432	35,839	—	1/28/25	(Federal Funds	Celanese Corp —	(593)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
38,468	39,245	—	1/28/25	(Federal Funds	Central Valley	1,013
				Effective Rate US plus	Community
				0.25%) — Monthly	Bancorp —
					Monthly
45,406	44,153	—	1/28/25	(Federal Funds	Century	(1,263)
				Effective Rate US plus	Communities
				0.25%) — Monthly	Inc — Monthly
2,111	2,113	—	1/28/25	(Federal Funds	Cerence Inc —	2
				Effective Rate US plus	Monthly
				0.25%) — Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,285	$13,067	$—	1/28/25	(Federal Funds	Cerner Corp —	$(217)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
33,866	33,413	—	1/28/25	(Federal Funds	Change	(462)
				Effective Rate US plus	Healthcare Inc —
				0.25%) — Monthly	Monthly
21,724	21,657	—	1/28/25	(Federal Funds	Charoen	(81)
				Effective Rate US plus	Pokphand Foods
				0.75%) — Monthly	PCL NVDR —
					Monthly
4,523	4,280	—	1/28/25	(Federal Funds	Charter Hall	(244)
				Effective Rate US plus	Group — Monthly
				0.25%) — Monthly
21,010	20,588	—	1/28/25	(Federal Funds	Chemometec	(427)
				Effective Rate US plus	A/S — Monthly
				0.25%) — Monthly
40,807	39,500	—	1/28/25	(Federal Funds	Chevron Corp —	(803)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,586	20,206	—	1/28/25	(Federal Funds	Chicony	614
				Effective Rate US plus	Electronics Co
				0.35%) — Monthly	Ltd — Monthly
18,647	18,488	—	1/28/25	(Federal Funds	China Lesso	(164)
				Effective Rate US plus	Group Holdings
				0.25%) — Monthly	Ltd — Monthly
19,665	21,632	—	1/28/25	(Federal Funds	China Vanke Co	1,963
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
16,566	16,895	—	1/28/25	(Federal Funds	Chong Kun Dang	321
				Effective Rate US plus	Pharmaceutical
				0.35%) — Monthly	Corp — Monthly
18,431	17,559	—	1/28/25	(Federal Funds	Chubb Ltd —	(874)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
17,625	17,212	—	1/28/25	(Federal Funds	Cigna Corp —	(416)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,113	19,100	—	1/28/25	(Federal Funds	Cincinnati Bell	(17)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
77,027	72,539	—	1/28/25	(Federal Funds	Cirrus Logic Inc —	(4,510)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
3,176	2,960	—	1/28/25	(Federal Funds	Citi Trends Inc —	(217)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,277	18,512	—	1/28/25	(Federal Funds	Citigroup Inc —	(766)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,911	$10,932	$—	1/28/25	(Federal Funds	City Office REIT	$(982)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
47,252	45,229	—	1/28/25	(Federal Funds	Civista	(1,719)
				Effective Rate US plus	Bancshares Inc —
				0.25%) — Monthly	Monthly
5,926	5,873	—	1/28/25	(Federal Funds	CK Asset Holdings	(54)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
7,621	7,555	—	1/28/25	(Federal Funds	CK Hutchison	(68)
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly
6,638	6,451	—	1/28/25	(Federal Funds	CKD Corp —	(189)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
21,668	20,691	—	1/28/25	(Federal Funds	Clean Harbors	(982)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
62,598	59,829	—	1/28/25	(Federal Funds	Clearfield Inc —	(2,785)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
39,302	37,971	—	1/28/25	(Federal Funds	Clovis Oncology	(1,344)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
6,234	6,143	—	1/28/25	(Federal Funds	CMIC Holdings Co	(93)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
59,625	63,000	—	1/28/25	(Federal Funds	Coastal Financial	3,363
				Effective Rate US plus	Corp/WA —
				0.25%) — Monthly	Monthly
38,624	37,729	—	1/28/25	(Federal Funds	Coca-Cola	(869)
				Effective Rate US plus	Consolidated
				0.25%) — Monthly	Inc — Monthly
7,859	7,577	—	1/28/25	(Federal Funds	Coca-Cola HBC	(284)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
21,285	20,807	—	1/28/25	(Federal Funds	Coherent Inc —	(483)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
22,033	21,155	—	1/28/25	(Federal Funds	Colfax Corp —	(878)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
6,812	6,524	—	1/28/25	(Federal Funds	Collins Foods	(290)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
25,513	24,107	—	1/28/25	(Federal Funds	Comerica Inc —	(1,411)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
36,406	35,306	—	1/28/25	(Federal Funds	Comfort Systems	(1,108)
				Effective Rate US plus	USA Inc —
				0.25%) — Monthly	Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,009	$13,040	$—	1/28/25	(Federal Funds	ComfortDelGro	$25
				Effective Rate US plus	Corp Ltd —
				0.55%) — Monthly	Monthly
61,599	58,653	—	1/28/25	(Federal Funds	Community	(2,965)
				Effective Rate US plus	Health Systems
				0.25%) — Monthly	Inc — Monthly
12,116	11,599	—	1/28/25	(Federal Funds	CommVault	(520)
				Effective Rate US plus	Systems Inc —
				0.25%) — Monthly	Monthly
22,022	22,318	—	1/28/25	(Federal Funds	Compal	288
				Effective Rate US plus	Electronics Inc —
				0.35%) — Monthly	Monthly
33,728	32,521	—	1/28/25	(Federal Funds	Computacenter	(1,217)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
54,199	55,415	—	1/28/25	(Federal Funds	Computer	1,202
				Effective Rate US plus	Programs and
				0.25%) — Monthly	Systems Inc —
					Monthly
7,981	8,646	—	1/28/25	(Federal Funds	Concentrix	663
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
18,074	17,573	—	1/28/25	(Federal Funds	Condor	(505)
				Effective Rate US plus	Hospitality Trust
				0.25%) — Monthly	Inc — Monthly
8,316	8,324	—	1/28/25	(Federal Funds	Conzzeta AG —	6
				Effective Rate US plus	Monthly
				0.25%) — Monthly
24,426	23,894	—	1/28/25	(Federal Funds	COSCO SHIPPING	(539)
				Effective Rate US plus	Holdings Co Ltd —
				0.25%) — Monthly	Monthly
23,414	23,065	—	1/28/25	(Federal Funds	CoStar Group	(356)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
1,595	1,600	—	1/28/25	(Federal Funds	Credit	5
				Effective Rate US plus	Suisse Asset
				0.25%) — Monthly	Management
					Income Fund
					Inc — Monthly
2,186	2,159	—	1/28/25	(Federal Funds	Credit Suisse	(27)
				Effective Rate US plus	High Yield Bond
				0.25%) — Monthly	Fund — Monthly
58,730	64,860	—	1/28/25	(Federal Funds	Cross Country	6,117
				Effective Rate US plus	Healthcare Inc —
				0.25%) — Monthly	Monthly
2,295	2,284	—	1/28/25	(Federal Funds	CTS Corp —	(11)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
27,726	27,092	—	1/28/25	(Federal Funds	Cummins Inc —	(496)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,496	$15,714	$—	1/28/25	(Federal Funds	Curo Group	$(726)
				Effective Rate US plus	Holdings Corp —
				0.25%) — Monthly	Monthly
3,899	3,799	—	1/28/25	(Federal Funds	Cybernet Systems	(37)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
10,048	10,410	—	1/28/25	(Federal Funds	Cyfrowy Polsat	358
				Effective Rate US plus	SA — Monthly
				0.70%) — Monthly
5,061	5,225	—	1/28/25	(Federal Funds	D/S Norden A/S —	163
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,890	5,854	—	1/28/25	(Federal Funds	Daicel Corp —	(37)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,180	7,927	—	1/28/25	(Federal Funds	Daifuku Co Ltd —	(256)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,044	20,081	—	1/28/25	(Federal Funds	Dali Foods Group	32
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
8,644	8,301	—	1/28/25	(Federal Funds	Datadog Inc —	(346)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,903	15,849	—	1/28/25	(Federal Funds	De’ Longhi SpA —	(58)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
21,777	21,995	—	1/28/25	(Federal Funds	Deere & Co —	261
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,121	15,754	—	1/28/25	(Federal Funds	Deutsche Post	(371)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
13,098	12,924	—	1/28/25	(Federal Funds	Deutsche	(178)
				Effective Rate US plus	Wohnen SE —
				0.25%) — Monthly	Monthly
14,197	14,513	—	1/28/25	(Federal Funds	Dexerials Corp —	312
				Effective Rate US plus	Monthly
				0.25%) — Monthly
22,909	22,844	—	1/28/25	(Federal Funds	Dialog	(70)
				Effective Rate US plus	Semiconductor
				0.25%) — Monthly	PLC — Monthly
53,630	51,640	—	1/28/25	(Federal Funds	Dicerna	(2,003)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
29,732	28,263	—	1/28/25	(Federal Funds	Dick’s Sporting	(1,475)
				Effective Rate US plus	Goods Inc —
				0.25%) — Monthly	Monthly
10,386	9,767	—	1/28/25	(Federal Funds	Dicker Data Ltd —	(524)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,515	$8,490	$—	1/28/25	(Federal Funds	Digital Holdings	$125
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
34,922	36,496	—	1/28/25	(Federal Funds	Digital Turbine	1,567
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
8,680	8,156	—	1/28/25	(Federal Funds	Dip Corp —	(452)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,458	9,087	—	1/28/25	(Federal Funds	Disco Corp —	(374)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
35,332	33,546	—	1/28/25	(Federal Funds	DocuSign Inc —	(1,786)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,076	10,154	—	1/28/25	(Federal Funds	Dolby	78
				Effective Rate US plus	Laboratories
				0.25%) — Monthly	Inc — Monthly
38,142	36,363	—	1/28/25	(Federal Funds	Domino’s Pizza	(1,787)
				Effective Rate US plus	Group PLC —
				0.25%) — Monthly	Monthly
58,768	55,126	—	1/28/25	(Federal Funds	Domo Inc —	(3,656)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,411	8,363	—	1/28/25	(Federal Funds	Dong-A Socio	12
				Effective Rate US plus	Holdings Co Ltd —
				0.35%) — Monthly	Monthly
48,236	55,203	—	1/28/25	(Federal Funds	Donnelley	6,957
				Effective Rate US plus	Financial
				0.25%) — Monthly	Solutions Inc —
					Monthly
5,103	4,973	—	1/28/25	(Federal Funds	Doshisha Co	(130)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
2,529	2,516	—	1/28/25	(Federal Funds	DoubleLine	(13)
				Effective Rate US plus	Income Solutions
				0.25%) — Monthly	Fund — Monthly
10,704	10,529	—	1/28/25	(Federal Funds	Dropbox Inc —	(178)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,179	2,102	—	1/28/25	(Federal Funds	DSP Group Inc —	(77)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
39,476	38,370	—	1/28/25	(Federal Funds	Dunelm Group	(1,113)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
543	533	—	1/28/25	(Federal Funds	DWS Municipal	(6)
				Effective Rate US plus	Income Trust —
				0.25%) — Monthly	Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$74,524	$69,519	$—	1/28/25	(Federal Funds	Dynavax	$(5,018)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	Corp — Monthly
8,657	8,488	—	1/28/25	(Federal Funds	Eastern	(171)
				Effective Rate US plus	Bankshares Inc —
				0.25%) — Monthly	Monthly
2,386	2,356	—	1/28/25	(Federal Funds	Eaton Vance Ltd	(12)
				Effective Rate US plus	Duration Income
				0.25%) — Monthly	Fund — Monthly
476	473	—	1/28/25	(Federal Funds	Eaton Vance	(1)
				Effective Rate US plus	Municipal Bond
				0.25%) — Monthly	Fund — Monthly
727	727	—	1/28/25	(Federal Funds	Eaton Vance	2
				Effective Rate US plus	Municipal Income
				0.25%) — Monthly	Trust — Monthly
3,804	3,743	—	1/28/25	(Federal Funds	Ebara Corp —	(10)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,044	15,721	—	1/28/25	(Federal Funds	Eiffage SA —	(326)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,948	8,641	—	1/28/25	(Federal Funds	El.En. SpA —	(310)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,060	4,927	—	1/28/25	(Federal Funds	Elan Corp —	(133)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
4,911	4,686	—	1/28/25	(Federal Funds	Elco Ltd —	(225)
				Effective Rate US plus	Monthly
				0.70%) — Monthly
9,842	10,020	—	1/28/25	(Federal Funds	Emaar Malls	173
				Effective Rate US plus	PJSC — Monthly
				1.20%) — Monthly
14,194	14,286	—	1/28/25	(Federal Funds	Empire Co Ltd —	141
				Effective Rate US plus	Monthly
				0.25%) — Monthly
54,623	53,170	—	1/28/25	(Federal Funds	Enphase Energy	(1,467)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
82,877	79,559	—	1/28/25	(Federal Funds	Ensign Group Inc/	(3,287)
				Effective Rate US plus	The — Monthly
				0.25%) — Monthly
41,679	40,397	—	1/28/25	(Federal Funds	Enterprise	(1,033)
				Effective Rate US plus	Bancorp Inc/
				0.25%) — Monthly	MA — Monthly
19,695	18,996	—	1/28/25	(Federal Funds	Essity AB —	(705)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,008	9,719	—	1/28/25	(Federal Funds	Estee Lauder	(272)
				Effective Rate US plus	Cos Inc/The —
				0.25%) — Monthly	Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,737	$8,150	$—	1/28/25	(Federal Funds	Etsy Inc —	$413
				Effective Rate US plus	Monthly
				0.25%) — Monthly
6,159	6,373	—	1/28/25	(Federal Funds	Eubiologics Co	211
				Effective Rate US plus	Ltd — Monthly
				0.35%) — Monthly
4,650	4,565	—	1/28/25	(Federal Funds	Exedy Corp —	(86)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
18,165	17,512	—	1/28/25	(Federal Funds	Experian PLC —	(654)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
44,736	42,898	—	1/28/25	(Federal Funds	Exxon Mobil	(1,159)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
63,653	62,361	—	1/28/25	(Federal Funds	Fabrinet —	(1,307)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,216	12,881	—	1/28/25	(Federal Funds	Facebook Inc —	(338)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
7,401	7,120	—	1/28/25	(Federal Funds	Fancl Corp —	(282)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,709	10,186	—	1/28/25	(Federal Funds	Farmers National	(525)
				Effective Rate US plus	Banc Corp —
				0.25%) — Monthly	Monthly
48,857	46,678	—	1/28/25	(Federal Funds	Federal Signal	(2,190)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
35,811	33,908	—	1/28/25	(Federal Funds	Federated	(1,570)
				Effective Rate US plus	Hermes Inc —
				0.25%) — Monthly	Monthly
13,523	13,234	—	1/28/25	(Federal Funds	FedEx Corp —	(289)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,616	15,285	—	1/28/25	(Federal Funds	Fielmann AG —	(335)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
17,644	16,760	—	1/28/25	(Federal Funds	First American	(887)
				Effective Rate US plus	Financial Corp —
				0.25%) — Monthly	Monthly
52,905	51,103	—	1/28/25	(Federal Funds	First Bancorp/	(1,813)
				Effective Rate US plus	Southern Pines
				0.25%) — Monthly	NC — Monthly
40,989	39,263	—	1/28/25	(Federal Funds	First Choice	(1,240)
				Effective Rate US plus	Bancorp —
				0.25%) — Monthly	Monthly
58,966	56,450	—	1/28/25	(Federal Funds	First Financial	(2,528)
				Effective Rate US plus	Bankshares Inc —
				0.25%) — Monthly	Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,587	$11,082	$—	1/28/25	(Federal Funds	First Foundation	$(463)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
1,217	1,205	—	1/28/25	(Federal Funds	First Trust High	(12)
				Effective Rate US plus	Income Long/
				0.25%) — Monthly	Short Fund —
					Monthly
636	635	—	1/28/25	(Federal Funds	First Trust Senior	5
				Effective Rate US plus	Floating Rate
				0.25%) — Monthly	Income Fund II —
					Monthly
10,384	10,238	—	1/28/25	(Federal Funds	First Western	(149)
				Effective Rate US plus	Financial Inc —
				0.25%) — Monthly	Monthly
63,256	64,464	—	1/28/25	(Federal Funds	Five9 Inc —	1,193
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,321	2,213	—	1/28/25	(Federal Funds	Flagstar Bancorp	(105)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
36,382	35,511	—	1/28/25	(Federal Funds	FLIR Systems	(880)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
41,112	40,048	—	1/28/25	(Federal Funds	Flutter	(1,069)
				Effective Rate US plus	Entertainment
				0.25%) — Monthly	PLC — Monthly
35,893	35,581	—	1/28/25	(Federal Funds	FONAR Corp —	(320)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
22,074	21,048	—	1/28/25	(Federal Funds	Ford Motor Co —	(1,030)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
30,445	28,127	—	1/28/25	(Federal Funds	Ford Otomotiv	(2,332)
				Effective Rate US plus	Sanayi A/S —
				0.70%) — Monthly	Monthly
9,700	9,132	—	1/28/25	(Federal Funds	Formula Systems	(496)
				Effective Rate US plus	(1985) Ltd —
				0.70%) — Monthly	Monthly
36,324	36,324	—	1/28/25	(Federal Funds	Forterra Inc —	(1)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
24,798	24,652	—	1/28/25	(Federal Funds	Fortinet Inc —	(151)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,184	7,964	—	1/28/25	(Federal Funds	Fortive Corp —	(214)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,900	8,480	—	1/28/25	(Federal Funds	Fortune Brands	(395)
				Effective Rate US plus	Home & Security
				0.25%) — Monthly	Inc — Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$363	$355	$—	1/28/25	(Federal Funds	Franklin Ltd	$(5)
				Effective Rate US plus	Duration Income
				0.25%) — Monthly	Trust — Monthly
7,645	7,544	—	1/28/25	(Federal Funds	Fresenius Medical	(104)
				Effective Rate US plus	Care AG & Co
				0.25%) — Monthly	KGaA — Monthly
4,837	4,704	—	1/28/25	(Federal Funds	Fuji Corp/Aichi —	(133)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
12,829	12,440	—	1/28/25	(Federal Funds	Fuji Electric Co	(392)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
3,790	3,687	—	1/28/25	(Federal Funds	Fujimi Inc —	(104)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
7,897	7,925	—	1/28/25	(Federal Funds	Fujitsu Ltd —	26
				Effective Rate US plus	Monthly
				0.25%) — Monthly
6,551	6,276	—	1/28/25	(Federal Funds	Fukui Computer	(277)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
9,481	8,891	—	1/28/25	(Federal Funds	Furuno Electric	(517)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
23,607	22,093	—	1/28/25	(Federal Funds	Fuyao	(1,521)
				Effective Rate US plus	Glass Industry
				0.25%) — Monthly	Group Co Ltd —
					Monthly
13,284	13,108	—	1/28/25	(Federal Funds	Galenica AG —	(180)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
52,369	49,093	—	1/28/25	(Federal Funds	Galera	(3,288)
				Effective Rate US plus	Therapeutics
				0.25%) — Monthly	Inc — Monthly
41,647	41,192	—	1/28/25	(Federal Funds	GAMCO Investors	(465)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
21,980	21,133	—	1/28/25	(Federal Funds	Gap Inc/The —	(851)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
11,603	11,731	—	1/28/25	(Federal Funds	Genexine Inc —	123
				Effective Rate US plus	Monthly
				0.35%) — Monthly
47,704	48,347	—	1/28/25	(Federal Funds	GenMark	634
				Effective Rate US plus	Diagnostics Inc —
				0.25%) — Monthly	Monthly
11,266	11,285	—	1/28/25	(Federal Funds	Genting	14
				Effective Rate US plus	Singapore Ltd —
				0.55%) — Monthly	Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,817	$23,106	$—	1/28/25	(Federal Funds	Getinge AB —	$(716)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,613	20,178	—	1/28/25	(Federal Funds	Giant	(442)
				Effective Rate US plus	Manufacturing Co
				0.35%) — Monthly	Ltd — Monthly
7,199	6,938	—	1/28/25	(Federal Funds	Gilead Sciences	(263)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
15,480	15,297	—	1/28/25	(Federal Funds	GN Store Nord	(187)
				Effective Rate US plus	A/S — Monthly
				0.25%) — Monthly
5,341	5,660	—	1/28/25	(Federal Funds	GNI Group Ltd —	319
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,896	15,818	—	1/28/25	(Federal Funds	GoDaddy Inc —	(82)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
36,320	36,423	—	1/28/25	(Federal Funds	Golar LNG	304
				Effective Rate US plus	Partners LP —
				0.25%) — Monthly	Monthly
11,626	11,134	—	1/28/25	(Federal Funds	GP Strategies	(494)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
36,001	32,852	—	1/28/25	(Federal Funds	Gray Television	(3,158)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
9,787	9,355	—	1/28/25	(Federal Funds	Gree Inc —	(435)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,795	9,530	—	1/28/25	(Federal Funds	Green Brick	(268)
				Effective Rate US plus	Partners Inc —
				0.25%) — Monthly	Monthly
15,584	15,422	—	1/28/25	(Federal Funds	Gruma SAB de	(174)
				Effective Rate US plus	CV — Monthly
				0.90%) — Monthly
9,303	9,205	—	1/28/25	(Federal Funds	Grupo Bimbo SAB	(106)
				Effective Rate US plus	de CV — Monthly
				0.90%) — Monthly
2,434	2,363	—	1/28/25	(Federal Funds	GSI Technology	(71)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
408	403	—	1/28/25	(Federal Funds	Guggenheim	(5)
				Effective Rate US plus	Credit Allocation
				0.25%) — Monthly	Fund — Monthly
3,019	3,017	—	1/28/25	(Federal Funds	Guggenheim	51
				Effective Rate US plus	Strategic
				0.25%) — Monthly	Opportunities
					Fund — Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$689	$679	$—	1/28/25	(Federal Funds	Guggenheim	$(3)
				Effective Rate US plus	Taxable
				0.25%) — Monthly	Municipal Bond &
					Investment Grade
					Debt Trust —
					Monthly
3,497	3,410	—	1/28/25	(Federal Funds	Gunze Ltd —	(88)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,855	20,782	—	1/28/25	(Federal Funds	GW	(76)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	PLC ADR —
					Monthly
8,383	8,227	—	1/28/25	(Federal Funds	Hakuhodo DY	(157)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
4,847	4,787	—	1/28/25	(Federal Funds	Hamborner REIT	(60)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
49,122	48,136	—	1/28/25	(Federal Funds	Hanger Inc —	(998)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,353	9,153	—	1/28/25	(Federal Funds	Hankyu Hanshin	(203)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
23,776	23,070	—	1/28/25	(Federal Funds	Hanover	(712)
				Effective Rate US plus	Insurance Group
				0.25%) — Monthly	Inc/The —
					Monthly
7,867	7,801	—	1/28/25	(Federal Funds	Hanwa Co Ltd —	(68)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,155	13,872	—	1/28/25	(Federal Funds	Hanwha Corp —	—
				Effective Rate US plus	Monthly
				0.35%) — Monthly
5,668	5,588	—	1/28/25	(Federal Funds	Happinet Corp —	(80)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
25,565	24,382	—	1/28/25	(Federal Funds	Hartford	(1,021)
				Effective Rate US plus	Financial Services
				0.25%) — Monthly	Group Inc/The —
					Monthly
2,482	2,437	—	1/28/25	(Federal Funds	HBT Financial	(23)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
18,771	18,407	—	1/28/25	(Federal Funds	HCA Healthcare	(368)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
10,003	9,582	—	1/28/25	(Federal Funds	Healthcare	(324)
				Effective Rate US plus	Realty Trust Inc —
				0.25%) — Monthly	Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,967	$33,296	$—	1/28/25	(Federal Funds	HealthStream	$(681)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
13,849	13,352	—	1/28/25	(Federal Funds	Heidelberg-	(501)
				Effective Rate US plus	Cement AG —
				0.25%) — Monthly	Monthly
63,875	61,867	—	1/28/25	(Federal Funds	Herman Miller	(1,720)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
36,110	33,810	—	1/28/25	(Federal Funds	Heron	(2,309)
				Effective Rate US plus	Therapeutics
				0.25%) — Monthly	Inc — Monthly
2,313	2,273	—	1/28/25	(Federal Funds	Highland Income	(6)
				Effective Rate US plus	Fund — Monthly
				0.25%) — Monthly
13,394	13,227	—	1/28/25	(Federal Funds	Hill-Rom	(167)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
9,907	9,360	—	1/28/25	(Federal Funds	HNI Corp —	(469)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,683	16,004	—	1/28/25	(Federal Funds	Hologic Inc —	(681)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,778	13,692	—	1/28/25	(Federal Funds	Home Depot Inc/	(90)
				Effective Rate US plus	The — Monthly
				0.25%) — Monthly
4,953	4,879	—	1/28/25	(Federal Funds	Hornbach	(74)
				Effective Rate US plus	Baumarkt AG —
				0.25%) — Monthly	Monthly
4,884	4,777	—	1/28/25	(Federal Funds	Hua Medicine —	(108)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
28,011	27,810	—	1/28/25	(Federal Funds	HubSpot Inc —	(206)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,951	14,111	—	1/28/25	(Federal Funds	Hutchison China	(844)
				Effective Rate US plus	MediTech Ltd
				0.25%) — Monthly	ADR — Monthly
3,738	3,730	—	1/28/25	(Federal Funds	I-PEX Inc —	26
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,411	8,124	—	1/28/25	(Federal Funds	Ibiden Co Ltd —	(289)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,500	9,291	—	1/28/25	(Federal Funds	IDOM Inc —	(140)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
35,005	34,621	—	1/28/25	(Federal Funds	IHS Markit Ltd —	(316)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$32,152	$30,348	$—	1/28/25	(Federal Funds	II-VI Inc — Monthly	$(1,812)
				Effective Rate US plus
				0.25%) — Monthly
9,193	8,808	—	1/28/25	(Federal Funds	IMI PLC — Monthly	(386)
				Effective Rate US plus
				0.25%) — Monthly
94,514	90,580	—	1/28/25	(Federal Funds	ImmunoGen	(3,953)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
7,383	7,109	—	1/28/25	(Federal Funds	Inaba Denki	(276)
				Effective Rate US plus	Sangyo Co Ltd —
				0.25%) — Monthly	Monthly
19,511	18,817	—	1/28/25	(Federal Funds	Inchcape PLC —	(699)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
17,895	17,463	—	1/28/25	(Federal Funds	Incyte Corp —	(438)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
23,491	23,223	—	1/28/25	(Federal Funds	Indah Kiat Pulp &	(283)
				Effective Rate US plus	Paper Corp Tbk
				0.75%) — Monthly	PT — Monthly
45,090	43,572	—	1/28/25	(Federal Funds	Independent	(1,085)
				Effective Rate US plus	Bank Corp/MI —
				0.25%) — Monthly	Monthly
4,589	4,545	—	1/28/25	(Federal Funds	Indivior PLC —	(44)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
26,154	23,835	—	1/28/25	(Federal Funds	Indofood Sukses	(2,336)
				Effective Rate US plus	Makmur Tbk PT —
				0.75%) — Monthly	Monthly
3,840	3,715	—	1/28/25	(Federal Funds	Ines Corp —	(126)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
7,269	7,027	—	1/28/25	(Federal Funds	Information	(201)
				Effective Rate US plus	Services
				0.25%) — Monthly	International-
					Dentsu Ltd —
					Monthly
46,097	43,162	—	1/28/25	(Federal Funds	InfuSystem	(2,946)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
11,272	10,976	—	1/28/25	(Federal Funds	Ingenia	(184)
				Effective Rate US plus	Communities
				0.25%) — Monthly	Group — Monthly
60,689	60,075	—	1/28/25	(Federal Funds	Inphi Corp —	(629)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
29,105	29,626	—	1/28/25	(Federal Funds	Insperity Inc —	514
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,288	$38,044	$—	1/28/25	(Federal Funds	Insteel Industries	$(1,253)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
5,404	5,343	—	1/28/25	(Federal Funds	Intage Holdings	(62)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
13,712	13,189	—	1/28/25	(Federal Funds	Intel Corp —	(523)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
55,750	53,386	—	1/28/25	(Federal Funds	International	(1,703)
				Effective Rate US plus	Bancshares
				0.25%) — Monthly	Corp — Monthly
39,281	39,445	—	1/28/25	(Federal Funds	International	159
				Effective Rate US plus	Consolidated
				0.25%) — Monthly	Airlines Group
					SA — Monthly
63,522	65,964	—	1/28/25	(Federal Funds	IntriCon Corp —	2,428
				Effective Rate US plus	Monthly
				0.25%) — Monthly
524	529	—	1/28/25	(Federal Funds	Invesco	9
				Effective Rate US plus	Advantage
				0.25%) — Monthly	Municipal Income
					Trust II — Monthly
653	656	—	1/28/25	(Federal Funds	Invesco California	8
				Effective Rate US plus	Value Municipal
				0.25%) — Monthly	Income Trust —
					Monthly
2,780	2,783	—	1/28/25	(Federal Funds	Invesco	40
				Effective Rate US plus	Dynamic Credit
				0.25%) — Monthly	Opportunities
					Fund — Monthly
1,014	1,015	—	1/28/25	(Federal Funds	Invesco Municipal	9
				Effective Rate US plus	Opportunity
				0.25%) — Monthly	Trust — Monthly
941	936	—	1/28/25	(Federal Funds	Invesco Municipal	2
				Effective Rate US plus	Trust — Monthly
				0.25%) — Monthly
557	556	—	1/28/25	(Federal Funds	Invesco Quality	3
				Effective Rate US plus	Municipal Income
				0.25%) — Monthly	Trust — Monthly
865	873	—	1/28/25	(Federal Funds	Invesco Trust for	15
				Effective Rate US plus	Investment Grade
				0.25%) — Monthly	Municipals —
					Monthly
745	746	—	1/28/25	(Federal Funds	Invesco Value	7
				Effective Rate US plus	Municipal Income
				0.25%) — Monthly	Trust — Monthly
12,048	11,849	—	1/28/25	(Federal Funds	Ipsen SA —	(202)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,358	$10,905	$—	1/28/25	(Federal Funds	IPSOS — Monthly	$544
				Effective Rate US plus
				0.25%) — Monthly
22,767	22,556	—	1/28/25	(Federal Funds	IQVIA Holdings	(216)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
2,237	2,225	—	1/28/25	(Federal Funds	ISB Corp —	42
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,178	2,044	—	1/28/25	(Federal Funds	Iteris Inc —	(134)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
28,790	28,628	—	1/28/25	(Federal Funds	ITT Inc — Monthly	(169)
				Effective Rate US plus
				0.25%) — Monthly
16,617	16,888	—	1/28/25	(Federal Funds	J Alexander’s	267
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
23,567	22,042	—	1/28/25	(Federal Funds	J D Wetherspoon	(1,531)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
1,715	1,740	—	1/28/25	(Federal Funds	Jack in the Box	25
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
12,744	12,177	—	1/28/25	(Federal Funds	Japan Real Estate	(570)
				Effective Rate US plus	Investment
				0.25%) — Monthly	Corp — Monthly
6,312	5,927	—	1/28/25	(Federal Funds	Japan Retail	(272)
				Effective Rate US plus	Fund Investment
				0.25%) — Monthly	Corp — Monthly
7,915	7,655	—	1/28/25	(Federal Funds	Japan Steel	(262)
				Effective Rate US plus	Works Ltd/The —
				0.25%) — Monthly	Monthly
9,753	9,990	—	1/28/25	(Federal Funds	Japfa Ltd —	231
				Effective Rate US plus	Monthly
				0.55%) — Monthly
16,234	15,779	—	1/28/25	(Federal Funds	Jardine Cycle &	(463)
				Effective Rate US plus	Carriage Ltd —
				0.55%) — Monthly	Monthly
19,149	19,241	—	1/28/25	(Federal Funds	Jarir Marketing	72
				Effective Rate US plus	Co — Monthly
				1.20%) — Monthly
28,107	27,222	—	1/28/25	(Federal Funds	Jazz	(891)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	PLC — Monthly
6,784	6,046	—	1/28/25	(Federal Funds	JB Hi-Fi Ltd —	(480)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
26,694	26,002	—	1/28/25	(Federal Funds	JD.com Inc ADR —	(699)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,903	$10,512	$—	1/28/25	(Federal Funds	Jefferies Financial	$(321)
				Effective Rate US plus	Group Inc —
				0.25%) — Monthly	Monthly
4,882	4,864	—	1/28/25	(Federal Funds	JM AB — Monthly	(18)
				Effective Rate US plus
				0.25%) — Monthly
4,526	4,332	—	1/28/25	(Federal Funds	Johnson Electric	(195)
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly
9,324	8,959	—	1/28/25	(Federal Funds	Jungheinrich AG	(367)
				Effective Rate US plus	(Preference) —
				0.25%) — Monthly	Monthly
5,709	5,554	—	1/28/25	(Federal Funds	JVCKENWOOD	(156)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
38,694	36,582	—	1/28/25	(Federal Funds	Kadmon Holdings	(2,122)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
19,304	18,340	—	1/28/25	(Federal Funds	Kadokawa	(968)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
4,403	4,330	—	1/28/25	(Federal Funds	Kaga Electronics	(74)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
7,476	7,379	—	1/28/25	(Federal Funds	Kandenko Co	(99)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
6,712	6,708	—	1/28/25	(Federal Funds	Kato Sangyo Co	(6)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
13,678	13,228	—	1/28/25	(Federal Funds	Kemira Oyj —	(454)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,561	16,374	—	1/28/25	(Federal Funds	Kesko Oyj —	(191)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
25,180	23,544	—	1/28/25	(Federal Funds	KeyCorp —	(1,642)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,119	8,044	—	1/28/25	(Federal Funds	KFC Holdings	(78)
				Effective Rate US plus	Japan Ltd —
				0.25%) — Monthly	Monthly
70,062	69,682	—	1/28/25	(Federal Funds	Kforce Inc —	(395)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
17,599	18,445	—	1/28/25	(Federal Funds	Kia Motors	1,277
				Effective Rate US plus	Corp — Monthly
				0.35%) — Monthly
23,103	23,558	—	1/28/25	(Federal Funds	Kingboard	449
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$27,277	$27,311	$—	1/28/25	(Federal Funds	Kingboard	$28
				Effective Rate US plus	Laminates
				0.25%) — Monthly	Holdings Ltd —
					Monthly
39,495	38,898	—	1/28/25	(Federal Funds	Kingfisher PLC —	(605)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,359	13,395	—	1/28/25	(Federal Funds	KKR & Co Inc —	35
				Effective Rate US plus	Monthly
				0.25%) — Monthly
474	475	—	1/28/25	(Federal Funds	KKR Income	1
				Effective Rate US plus	Opportunities
				0.25%) — Monthly	Fund — Monthly
24,135	22,086	—	1/28/25	(Federal Funds	Klabin SA	(2,062)
				Effective Rate US plus	(Units) — Monthly
				0.65%) — Monthly
7,563	7,287	—	1/28/25	(Federal Funds	Kobe Bussan Co	(241)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
2,780	2,721	—	1/28/25	(Federal Funds	Kohnan Shoji Co	(36)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
6,882	6,661	—	1/28/25	(Federal Funds	Koito	(223)
				Effective Rate US plus	Manufacturing Co
				0.25%) — Monthly	Ltd — Monthly
8,074	8,077	—	1/28/25	(Federal Funds	Komeri Co Ltd —	1
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,277	9,102	—	1/28/25	(Federal Funds	Konica Minolta	(178)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
20,943	20,580	—	1/28/25	(Federal Funds	Koninklijke Ahold	(368)
				Effective Rate US plus	Delhaize NV —
				0.25%) — Monthly	Monthly
13,429	14,212	—	1/28/25	(Federal Funds	L Brands Inc —	783
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,744	16,267	—	1/28/25	(Federal Funds	LafargeHolcim	(481)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
15,652	15,953	—	1/28/25	(Federal Funds	Lawson Products	297
				Effective Rate US plus	Inc/DE — Monthly
				0.25%) — Monthly
28,821	27,809	—	1/28/25	(Federal Funds	Lee & Man Paper	(1,018)
				Effective Rate US plus	Manufacturing
				0.25%) — Monthly	Ltd — Monthly
11,683	10,997	—	1/28/25	(Federal Funds	Legacy Housing	(689)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,096	$38,391	$—	1/28/25	(Federal Funds	Legal & General	$(2,713)
				Effective Rate US plus	Group PLC —
				0.25%) — Monthly	Monthly
5,679	5,408	—	1/28/25	(Federal Funds	Leonardo SpA —	(273)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,348	2,268	—	1/28/25	(Federal Funds	Level One	(80)
				Effective Rate US plus	Bancorp Inc —
				0.25%) — Monthly	Monthly
47,918	44,485	—	1/28/25	(Federal Funds	Lexicon	(3,446)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
11,904	11,785	—	1/28/25	(Federal Funds	LG Corp —	151
				Effective Rate US plus	Monthly
				0.35%) — Monthly
17,273	16,344	—	1/28/25	(Federal Funds	Liberty	(932)
				Effective Rate US plus	TripAdvisor
				0.25%) — Monthly	Holdings Inc —
					Monthly
6,780	6,538	—	1/28/25	(Federal Funds	Lintec Corp —	(244)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,027	8,742	—	1/28/25	(Federal Funds	Liquidity Services	(288)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
37,341	40,750	—	1/28/25	(Federal Funds	LivePerson Inc —	3,399
				Effective Rate US plus	Monthly
				0.25%) — Monthly
23	—	—	1/28/25	(Federal Funds	Lojas Americanas	(23)
				Effective Rate US plus	SA (Rights) —
				0.65%) — Monthly	Monthly
14,988	14,508	—	1/28/25	(Federal Funds	Lonza Group	(483)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
17,205	16,934	—	1/28/25	(Federal Funds	Lowe’s Cos Inc —	(212)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
30,869	29,991	—	1/28/25	(Federal Funds	LPL Financial	(885)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
139	139	—	1/28/25	(Federal Funds	LSC	(1)
				Effective Rate US plus	Communications
				0.25%) — Monthly	Inc — Monthly
1,923	1,883	—	1/28/25	(Federal Funds	Lumber	(41)
				Effective Rate US plus	Liquidators
				0.25%) — Monthly	Holdings Inc —
					Monthly
9,914	9,540	—	1/28/25	(Federal Funds	Lumentum	(376)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$60,197	$57,086	$—	1/28/25	(Federal Funds	M/I Homes Inc —	$(3,126)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
32,406	38,465	—	1/28/25	(Federal Funds	MacroGenics	6,052
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
19,540	19,036	—	1/28/25	(Federal Funds	Magna	(508)
				Effective Rate US plus	International
				0.25%) — Monthly	Inc — Monthly
33,877	31,083	—	1/28/25	(Federal Funds	Malibu Boats	(2,802)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
20,467	19,644	—	1/28/25	(Federal Funds	ManpowerGroup	(828)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
49,849	49,090	—	1/28/25	(Federal Funds	Marten Transport	(771)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
18,782	17,884	—	1/28/25	(Federal Funds	Masonite	(898)
				Effective Rate US plus	International
				0.25%) — Monthly	Corp — Monthly
25,952	25,616	—	1/28/25	(Federal Funds	Mastech Digital	(343)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
5,776	5,800	—	1/28/25	(Federal Funds	Matrix IT Ltd —	25
				Effective Rate US plus	Monthly
				0.70%) — Monthly
9,495	9,108	—	1/28/25	(Federal Funds	Maxell Holdings	(390)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
7,539	7,104	—	1/28/25	(Federal Funds	Maxeon Solar	(437)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	Ltd — Monthly
46,343	44,628	—	1/28/25	(Federal Funds	Maxim Integrated	(1,726)
				Effective Rate US plus	Products Inc —
				0.25%) — Monthly	Monthly
47,716	47,140	—	1/28/25	(Federal Funds	McGrath	(304)
				Effective Rate US plus	RentCorp —
				0.25%) — Monthly	Monthly
25,381	23,733	—	1/28/25	(Federal Funds	McKesson Corp —	(1,654)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,279	19,115	—	1/28/25	(Federal Funds	McKesson Europe	(169)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
31,833	31,827	—	1/28/25	(Federal Funds	Medigen Vaccine	(13)
				Effective Rate US plus	Biologics Corp —
				0.35%) — Monthly	Monthly
10,515	10,684	—	1/28/25	(Federal Funds	Mega Lifesciences	165
				Effective Rate US plus	PCL NVDR —
				0.75%) — Monthly	Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,013	$9,668	$—	1/28/25	(Federal Funds	Megacable	$(349)
				Effective Rate US plus	Holdings SAB
				0.90%) — Monthly	de CV (Units) —
					Monthly
22,435	21,487	—	1/28/25	(Federal Funds	Megaworld	(963)
				Effective Rate US plus	Corp — Monthly
				0.75%) — Monthly
63,853	61,714	—	1/28/25	(Federal Funds	MEI Pharma Inc —	(2,152)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
6,856	6,552	—	1/28/25	(Federal Funds	MercadoLibre	(305)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
49,379	48,057	—	1/28/25	(Federal Funds	Meritage Homes	(1,336)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
5,464	5,407	—	1/28/25	(Federal Funds	Merlin Properties	(57)
				Effective Rate US plus	Socimi SA —
				0.25%) — Monthly	Monthly
27,015	28,638	—	1/28/25	(Federal Funds	Metallurgical	1,619
				Effective Rate US plus	Corp of China
				0.25%) — Monthly	Ltd — Monthly
26,445	25,574	—	1/28/25	(Federal Funds	MetLife Inc —	(672)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
49,034	48,081	—	1/28/25	(Federal Funds	Metso Outotec	(964)
				Effective Rate US plus	Oyj — Monthly
				0.25%) — Monthly
17,786	16,833	—	1/28/25	(Federal Funds	MGIC Investment	(954)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
22,408	21,398	—	1/28/25	(Federal Funds	Micro-Star	(1,017)
				Effective Rate US plus	International Co
				0.35%) — Monthly	Ltd — Monthly
21,813	21,611	—	1/28/25	(Federal Funds	Microsoft Corp —	(155)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
50,226	47,246	—	1/28/25	(Federal Funds	Miller Industries	(2,993)
				Effective Rate US plus	Inc/TN — Monthly
				0.25%) — Monthly
12,031	11,525	—	1/28/25	(Federal Funds	Mimasu	(440)
				Effective Rate US plus	Semiconductor
				0.25%) — Monthly	Industry Co Ltd —
					Monthly
914	900	—	1/28/25	(Federal Funds	Mimecast Ltd —	(14)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
6,427	6,282	—	1/28/25	(Federal Funds	Mirait Holdings	(145)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,567	$9,229	$—	1/28/25	(Federal Funds	Mitek Systems	$(341)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
11,918	11,628	—	1/28/25	(Federal Funds	Mitsubishi Gas	(293)
				Effective Rate US plus	Chemical Co
				0.25%) — Monthly	Inc — Monthly
8,586	8,139	—	1/28/25	(Federal Funds	Mitsui-Soko	(449)
				Effective Rate US plus	Holdings Co Ltd —
				0.25%) — Monthly	Monthly
6,242	6,099	—	1/28/25	(Federal Funds	Mizuno Corp —	(144)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,789	9,445	—	1/28/25	(Federal Funds	Mobile	(346)
				Effective Rate US plus	TeleSystems PJSC
				0.25%) — Monthly	ADR — Monthly
3,851	3,715	—	1/28/25	(Federal Funds	Mochida	(137)
				Effective Rate US plus	Pharmaceutical
				0.25%) — Monthly	Co Ltd — Monthly
10,793	10,389	—	1/28/25	(Federal Funds	Modine	(407)
				Effective Rate US plus	Manufacturing
				0.25%) — Monthly	Co — Monthly
23,238	22,224	—	1/28/25	(Federal Funds	Mohawk	(1,019)
				Effective Rate US plus	Industries Inc —
				0.25%) — Monthly	Monthly
54,657	51,492	—	1/28/25	(Federal Funds	Molecular	(3,179)
				Effective Rate US plus	Templates Inc —
				0.25%) — Monthly	Monthly
5,056	5,540	—	1/28/25	(Federal Funds	Morgan Sindall	484
				Effective Rate US plus	Group PLC —
				0.25%) — Monthly	Monthly
8,318	8,297	—	1/28/25	(Federal Funds	Morningstar Inc —	(23)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
24,627	23,865	—	1/28/25	(Federal Funds	Motorola	(768)
				Effective Rate US plus	Solutions Inc —
				0.25%) — Monthly	Monthly
10,096	9,797	—	1/28/25	(Federal Funds	Murata	(302)
				Effective Rate US plus	Manufacturing Co
				0.25%) — Monthly	Ltd — Monthly
11,820	11,318	—	1/28/25	(Federal Funds	MYR Group Inc —	(504)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,919	14,105	—	1/28/25	(Federal Funds	N Brown Group	(814)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
37,895	37,549	—	1/28/25	(Federal Funds	Naked Wines	(348)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
37,863	35,721	—	1/28/25	(Federal Funds	National Express	(2,150)
				Effective Rate US plus	Group PLC —
				0.25%) — Monthly	Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,959	$33,882	$—	1/28/25	(Federal Funds	Navistar	$(86)
				Effective Rate US plus	International
				0.25%) — Monthly	Corp — Monthly
3,143	3,101	—	1/28/25	(Federal Funds	NET One Systems	(44)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
12,624	12,280	—	1/28/25	(Federal Funds	NETGEAR Inc —	(347)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,130	16,080	—	1/28/25	(Federal Funds	New Relic Inc —	(54)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,175	12,895	—	1/28/25	(Federal Funds	New York Times	(280)
				Effective Rate US plus	Co/The —
				0.25%) — Monthly	Monthly
14,536	13,809	—	1/28/25	(Federal Funds	Newell Brands	(590)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
8,905	8,770	—	1/28/25	(Federal Funds	News Corp —	(135)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,202	5,419	—	1/28/25	(Federal Funds	Nexity SA —	216
				Effective Rate US plus	Monthly
				0.25%) — Monthly
1,337	1,328	—	1/28/25	(Federal Funds	NextGen	(10)
				Effective Rate US plus	Healthcare Inc —
				0.25%) — Monthly	Monthly
12,509	12,346	—	1/28/25	(Federal Funds	NGK Insulators	(166)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
7,038	6,762	—	1/28/25	(Federal Funds	NGK Spark Plug	(278)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
17,723	17,144	—	1/28/25	(Federal Funds	Nifco Inc/Japan —	(583)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,530	5,421	—	1/28/25	(Federal Funds	Nihon Kohden	(111)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
11,289	10,934	—	1/28/25	(Federal Funds	Nintendo Co	(358)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
3,956	3,918	—	1/28/25	(Federal Funds	Nippon Paper	(40)
				Effective Rate US plus	Industries Co
				0.25%) — Monthly	Ltd — Monthly
7,231	6,783	—	1/28/25	(Federal Funds	Nippon Shinyaku	(450)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
3,639	3,499	—	1/28/25	(Federal Funds	Nippon Steel	(141)
				Effective Rate US plus	Trading Corp —
				0.25%) — Monthly	Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,931	$9,817	$—	1/28/25	(Federal Funds	Nishio Rent All Co	$(116)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
4,950	4,821	—	1/28/25	(Federal Funds	Nisshin Seifun	(130)
				Effective Rate US plus	Group Inc —
				0.25%) — Monthly	Monthly
6,104	5,891	—	1/28/25	(Federal Funds	Nissin Foods	(215)
				Effective Rate US plus	Holdings Co Ltd —
				0.25%) — Monthly	Monthly
11,625	11,253	—	1/28/25	(Federal Funds	Nomura Real	(375)
				Effective Rate US plus	Estate Holdings
				0.25%) — Monthly	Inc — Monthly
106,533	102,666	—	1/28/25	(Federal Funds	Novavax Inc —	(3,882)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
71,928	69,382	—	1/28/25	(Federal Funds	NOW Inc —	(2,559)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
3,595	3,415	—	1/28/25	(Federal Funds	NSD Co Ltd —	(181)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,730	2,734	—	1/28/25	(Federal Funds	Nuveen AMT-Free	25
				Effective Rate US plus	Municipal Credit
				0.25%) — Monthly	Income Fund —
					Monthly
3,494	3,509	—	1/28/25	(Federal Funds	Nuveen AMT-Free	42
				Effective Rate US plus	Quality Municipal
				0.25%) — Monthly	Income Fund —
					Monthly
963	962	—	1/28/25	(Federal Funds	Nuveen California	(1)
				Effective Rate US plus	Quality Municipal
				0.25%) — Monthly	Income Fund —
					Monthly
3,702	3,717	—	1/28/25	(Federal Funds	Nuveen Credit	100
				Effective Rate US plus	Strategies Income
				0.25%) — Monthly	Fund — Monthly
249	251	—	1/28/25	(Federal Funds	Nuveen	2
				Effective Rate US plus	Enhanced
				0.25%) — Monthly	Municipal Value
					Fund — Monthly
1,908	1,915	—	1/28/25	(Federal Funds	Nuveen Municipal	23
				Effective Rate US plus	Credit Income
				0.25%) — Monthly	Fund — Monthly
2,747	2,749	—	1/28/25	(Federal Funds	Nuveen Municipal	25
				Effective Rate US plus	High Income
				0.25%) — Monthly	Opportunity
					Fund — Monthly
325	324	—	1/28/25	(Federal Funds	Nuveen New	(1)
				Effective Rate US plus	Jersey Quality
				0.25%) — Monthly	Municipal Income
					Fund — Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$773	$766	$—	1/28/25	(Federal Funds	Nuveen New York	$(7)
				Effective Rate US plus	AMT-Free Quality
				0.25%) — Monthly	Municipal Income
					Fund — Monthly
2,725	2,745	—	1/28/25	(Federal Funds	Nuveen Quality	41
				Effective Rate US plus	Municipal Income
				0.25%) — Monthly	Fund — Monthly
746	739	—	1/28/25	(Federal Funds	Nuveen Taxable	—
				Effective Rate US plus	Municipal Income
				0.25%) — Monthly	Fund — Monthly
27,654	26,195	—	1/28/25	(Federal Funds	Oak Valley	(1,230)
				Effective Rate US plus	Bancorp —
				0.25%) — Monthly	Monthly
8,694	8,565	—	1/28/25	(Federal Funds	Obayashi Corp —	(131)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
42,400	39,994	—	1/28/25	(Federal Funds	Oil-Dri Corp	(2,107)
				Effective Rate US plus	of America —
				0.25%) — Monthly	Monthly
18,623	18,040	—	1/28/25	(Federal Funds	Okta Inc —	(588)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,250	5,040	—	1/28/25	(Federal Funds	Olam	(210)
				Effective Rate US plus	International
				0.55%) — Monthly	Ltd — Monthly
8,515	8,049	—	1/28/25	(Federal Funds	Omron Corp —	(468)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,831	15,732	—	1/28/25	(Federal Funds	OncoTherapy	(103)
				Effective Rate US plus	Science Inc —
				0.25%) — Monthly	Monthly
8,552	8,060	—	1/28/25	(Federal Funds	Ono	(494)
				Effective Rate US plus	Pharmaceutical
				0.25%) — Monthly	Co Ltd — Monthly
3,851	3,828	—	1/28/25	(Federal Funds	Open House Co	(24)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
2,897	2,830	—	1/28/25	(Federal Funds	OraSure	(68)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	Inc — Monthly
13,667	12,826	—	1/28/25	(Federal Funds	Oshkosh Corp —	(841)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
17,641	17,176	—	1/28/25	(Federal Funds	Owens Corning —	(468)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
3,449	3,410	—	1/28/25	(Federal Funds	PALTAC Corp —	(40)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,792	$14,091	$—	1/28/25	(Federal Funds	Panasonic Corp —	$(704)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
35,356	35,819	—	1/28/25	(Federal Funds	Pandion	463
				Effective Rate US plus	Therapeutics
				0.25%) — Monthly	Inc — Monthly
19,689	19,229	—	1/28/25	(Federal Funds	PayPal Holdings	(465)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
5,078	5,038	—	1/28/25	(Federal Funds	Peab AB —	(40)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
65,585	63,100	—	1/28/25	(Federal Funds	Penn National	(2,499)
				Effective Rate US plus	Gaming Inc —
				0.25%) — Monthly	Monthly
5,906	5,944	—	1/28/25	(Federal Funds	Penta-Ocean	38
				Effective Rate US plus	Construction Co
				0.25%) — Monthly	Ltd — Monthly
15,438	14,566	—	1/28/25	(Federal Funds	Peoples Bancorp	(875)
				Effective Rate US plus	of North Carolina
				0.25%) — Monthly	Inc — Monthly
4,692	4,863	—	1/28/25	(Federal Funds	Per Aarsleff	171
				Effective Rate US plus	Holding A/S —
				0.25%) — Monthly	Monthly
20,221	18,483	—	1/28/25	(Federal Funds	Petrobras	(1,751)
				Effective Rate US plus	Distribuidora
				0.65%) — Monthly	SA — Monthly
39,066	38,392	—	1/28/25	(Federal Funds	Pets at Home	(682)
				Effective Rate US plus	Group PLC —
				0.25%) — Monthly	Monthly
1,296	1,284	—	1/28/25	(Federal Funds	PGIM Global High	(3)
				Effective Rate US plus	Yield Fund Inc —
				0.25%) — Monthly	Monthly
1,336	1,327	—	1/28/25	(Federal Funds	PGIM High Yield	—
				Effective Rate US plus	Bond Fund Inc —
				0.25%) — Monthly	Monthly
47,480	47,473	—	1/28/25	(Federal Funds	Pharma Mar SA —	(19)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,033	—	—	1/28/25	(Federal Funds	Pharmally	(2,033)
				Effective Rate US plus	International
				0.35%) — Monthly	Holding Co Ltd —
					Monthly
18,212	18,325	—	1/28/25	(Federal Funds	Piaggio & C SpA —	109
				Effective Rate US plus	Monthly
				0.25%) — Monthly
3,314	3,288	—	1/28/25	(Federal Funds	PIMCO Corporate	21
				Effective Rate US plus	& Income
				0.25%) — Monthly	Opportunity
					Fund — Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$456	$449	$—	1/28/25	(Federal Funds	PIMCO Corporate	$(7)
				Effective Rate US plus	& Income
				0.25%) — Monthly	Strategy Fund —
					Monthly
3,865	3,857	—	1/28/25	(Federal Funds	PIMCO Dynamic	(7)
				Effective Rate US plus	Credit and
				0.25%) — Monthly	Mortgage Income
					Fund — Monthly
3,223	3,212	—	1/28/25	(Federal Funds	Pimco Dynamic	(12)
				Effective Rate US plus	Income Fund —
				0.25%) — Monthly	Monthly
1,125	1,114	—	1/28/25	(Federal Funds	PIMCO High	(11)
				Effective Rate US plus	Income Fund —
				0.25%) — Monthly	Monthly
699	687	—	1/28/25	(Federal Funds	PIMCO Income	(1)
				Effective Rate US plus	Strategy Fund —
				0.25%) — Monthly	Monthly
1,308	1,294	—	1/28/25	(Federal Funds	PIMCO Income	6
				Effective Rate US plus	Strategy Fund II —
				0.25%) — Monthly	Monthly
266	264	—	1/28/25	(Federal Funds	PIMCO Municipal	(2)
				Effective Rate US plus	Income Fund —
				0.25%) — Monthly	Monthly
1,018	1,001	—	1/28/25	(Federal Funds	PIMCO Municipal	(9)
				Effective Rate US plus	Income Fund II —
				0.25%) — Monthly	Monthly
343	341	—	1/28/25	(Federal Funds	PIMCO Strategic	(2)
				Effective Rate US plus	Income Fund
				0.25%) — Monthly	Inc — Monthly
11,952	11,442	—	1/28/25	(Federal Funds	Pinterest Inc —	(512)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
647	643	—	1/28/25	(Federal Funds	Pioneer High	1
				Effective Rate US plus	Income Trust —
				0.25%) — Monthly	Monthly
33,777	33,463	—	1/28/25	(Federal Funds	PNM Resources	(94)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
23,835	22,257	—	1/28/25	(Federal Funds	Polaris Inc —	(1,465)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,663	15,698	—	1/28/25	(Federal Funds	Porsche	32
				Effective Rate US plus	Automobil
				0.25%) — Monthly	Holding SE
					(Preference) —
					Monthly
14,210	14,761	—	1/28/25	(Federal Funds	Posco	952
				Effective Rate US plus	International
				0.35%) — Monthly	Corp — Monthly
2,494	2,428	—	1/28/25	(Federal Funds	Powell Industries	(46)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,204	$3,820	$—	1/28/25	(Federal Funds	PowerCell	$(384)
				Effective Rate US plus	Sweden AB —
				0.25%) — Monthly	Monthly
22,301	21,542	—	1/28/25	(Federal Funds	Powertech	(766)
				Effective Rate US plus	Technology Inc —
				0.35%) — Monthly	Monthly
34,882	33,904	—	1/28/25	(Federal Funds	PRA Health	(978)
				Effective Rate US plus	Sciences Inc —
				0.25%) — Monthly	Monthly
15,939	15,342	—	1/28/25	(Federal Funds	Premier	(336)
				Effective Rate US plus	Investments
				0.25%) — Monthly	Ltd — Monthly
3,320	3,236	—	1/28/25	(Federal Funds	Pressance Corp —	(85)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
21,770	21,950	—	1/28/25	(Federal Funds	PROG Holdings	175
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
—	—	—	1/28/25	(Federal Funds	Progenics	—
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
8,500	8,480	—	1/28/25	(Federal Funds	Prosegur Cia de	66
				Effective Rate US plus	Seguridad SA —
				0.25%) — Monthly	Monthly
93,318	86,903	—	1/28/25	(Federal Funds	Protagonist	(6,435)
				Effective Rate US plus	Therapeutics
				0.25%) — Monthly	Inc — Monthly
9,530	9,347	—	1/28/25	(Federal Funds	Provident	(162)
				Effective Rate US plus	Bancorp Inc —
				0.25%) — Monthly	Monthly
42,519	40,052	—	1/28/25	(Federal Funds	Provident	(2,122)
				Effective Rate US plus	Financial
				0.25%) — Monthly	Holdings Inc —
					Monthly
42,003	40,856	—	1/28/25	(Federal Funds	Prudential PLC —	(1,149)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
58,783	58,242	—	1/28/25	(Federal Funds	PTC Therapeutics	(555)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
21,865	21,021	—	1/28/25	(Federal Funds	PulteGroup Inc —	(849)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
37,425	32,958	—	1/28/25	(Federal Funds	Puma	(4,477)
				Effective Rate US plus	Biotechnology
				0.25%) — Monthly	Inc — Monthly
10,024	9,796	—	1/28/25	(Federal Funds	PVH Corp —	(230)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$65,762	$63,756	$—	1/28/25	(Federal Funds	Pzena Investment	$(291)
				Effective Rate US plus	Management
				0.25%) — Monthly	Inc — Monthly
57,621	53,749	—	1/28/25	(Federal Funds	Q2 Holdings Inc —	(3,887)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,065	19,570	—	1/28/25	(Federal Funds	Qorvo Inc —	(500)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,909	8,550	—	1/28/25	(Federal Funds	Qualys Inc —	(362)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
45,400	44,183	—	1/28/25	(Federal Funds	Quanex Building	(1,227)
				Effective Rate US plus	Products Corp —
				0.25%) — Monthly	Monthly
13,792	14,255	—	1/28/25	(Federal Funds	Quanta Services	462
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
12,957	12,744	—	1/28/25	(Federal Funds	Quantum Corp —	(217)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
32,639	32,596	—	1/28/25	(Federal Funds	Quest	(45)
				Effective Rate US plus	Diagnostics Inc —
				0.25%) — Monthly	Monthly
65,151	65,124	—	1/28/25	(Federal Funds	QuinStreet Inc —	(42)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
63,909	60,280	—	1/28/25	(Federal Funds	RadNet Inc —	(3,644)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,386	14,050	—	1/28/25	(Federal Funds	Ralph Lauren	(338)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
54,201	52,453	—	1/28/25	(Federal Funds	Rapid7 Inc —	(1,763)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
92,498	89,436	—	1/28/25	(Federal Funds	RCI Hospitality	(3,077)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
25,211	25,104	—	1/28/25	(Federal Funds	Red Robin	(111)
				Effective Rate US plus	Gourmet Burgers
				0.25%) — Monthly	Inc — Monthly
52,229	43,172	—	1/28/25	(Federal Funds	Redfin Corp —	(9,068)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,139	13,477	—	1/28/25	(Federal Funds	Redrow PLC —	(514)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,299	13,067	—	1/28/25	(Federal Funds	Regeneron	(237)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,962	$17,234	$—	1/28/25	(Federal Funds	Reinsurance	$(633)
				Effective Rate US plus	Group of America
				0.25%) — Monthly	Inc — Monthly
9,172	8,760	—	1/28/25	(Federal Funds	Relia Inc —	(414)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,308	16,838	—	1/28/25	(Federal Funds	Resideo	(3,470)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	Inc — Monthly
6,868	6,863	—	1/28/25	(Federal Funds	Resorttrust Inc —	(6)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
2,546	2,452	—	1/28/25	(Federal Funds	RH — Monthly	(95)
				Effective Rate US plus
				0.25%) — Monthly
9,059	8,772	—	1/28/25	(Federal Funds	Rheinmetall AG —	(289)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,002	4,923	—	1/28/25	(Federal Funds	RHI Magnesita	(79)
				Effective Rate US plus	NV — Monthly
				0.25%) — Monthly
9,906	9,515	—	1/28/25	(Federal Funds	Ricoh Co Ltd —	(394)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
68,041	64,616	—	1/28/25	(Federal Funds	Rigel	(3,440)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
987	973	—	1/28/25	(Federal Funds	RiverNorth/	7
				Effective Rate US plus	DoubleLine
				0.25%) — Monthly	Strategic
					Opportunity Fund
					Inc — Monthly
38,996	39,475	—	1/28/25	(Federal Funds	Riverview	470
				Effective Rate US plus	Bancorp Inc —
				0.25%) — Monthly	Monthly
13,473	12,758	—	1/28/25	(Federal Funds	Robert Half	(655)
				Effective Rate US plus	International
				0.25%) — Monthly	Inc — Monthly
19,635	19,325	—	1/28/25	(Federal Funds	Roche Holding	(316)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
19,033	23,059	—	1/28/25	(Federal Funds	Rocky Brands	4,021
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
10,185	9,822	—	1/28/25	(Federal Funds	Rohm Co Ltd —	(366)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,485	5,344	—	1/28/25	(Federal Funds	Rohto	(141)
				Effective Rate US plus	Pharmaceutical
				0.25%) — Monthly	Co Ltd — Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$26,483	$25,311	$—	1/28/25	(Federal Funds	Roku Inc —	$(1,178)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,743	15,046	—	1/28/25	(Federal Funds	Roland DG	(623)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
5,727	5,447	—	1/28/25	(Federal Funds	Rolls-Royce	(281)
				Effective Rate US plus	Holdings PLC —
				0.25%) — Monthly	Monthly
39,258	38,271	—	1/28/25	(Federal Funds	Royal Mail PLC —	(995)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
23,027	22,344	—	1/28/25	(Federal Funds	Royal Unibrew	(689)
				Effective Rate US plus	A/S — Monthly
				0.25%) — Monthly
39,002	37,593	—	1/28/25	(Federal Funds	Rush Enterprises	(1,259)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
9,069	8,878	—	1/28/25	(Federal Funds	Ryder System	(120)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
6,438	6,135	—	1/28/25	(Federal Funds	S Foods Inc —	(249)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,191	4,965	—	1/28/25	(Federal Funds	Safestore	(226)
				Effective Rate US plus	Holdings PLC —
				0.25%) — Monthly	Monthly
52,910	52,398	—	1/28/25	(Federal Funds	Saga PLC —	(520)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
4,987	4,774	—	1/28/25	(Federal Funds	Samhallsbyggna-	(213)
				Effective Rate US plus	dsbolaget i
				0.25%) — Monthly	Norden AB —
					Monthly
26,098	25,995	—	1/28/25	(Federal Funds	Samsung	657
				Effective Rate US plus	Electronics Co
				0.35%) — Monthly	Ltd — Monthly
51,658	47,408	—	1/28/25	(Federal Funds	Sangamo	(4,265)
				Effective Rate US plus	Therapeutics
				0.25%) — Monthly	Inc — Monthly
7,391	7,295	—	1/28/25	(Federal Funds	Sanki Engineering	(98)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
11,011	10,836	—	1/28/25	(Federal Funds	SAP SE — Monthly	(178)
				Effective Rate US plus
				0.25%) — Monthly
34,707	32,232	—	1/28/25	(Federal Funds	Saul Centers	(1,946)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,943	$15,094	$—	1/28/25	(Federal Funds	Savills PLC —	$147
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,415	5,389	—	1/28/25	(Federal Funds	Scala Inc —	84
				Effective Rate US plus	Monthly
				0.25%) — Monthly
4,919	4,905	—	1/28/25	(Federal Funds	Scandinavian	(14)
				Effective Rate US plus	Tobacco Group
				0.25%) — Monthly	A/S — Monthly
14,006	13,922	—	1/28/25	(Federal Funds	ScinoPharm	(88)
				Effective Rate US plus	Taiwan Ltd —
				0.35%) — Monthly	Monthly
5,988	5,684	—	1/28/25	(Federal Funds	SCREEN Holdings	(306)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
8,283	7,941	—	1/28/25	(Federal Funds	SCSK Corp —	(345)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,105	10,082	—	1/28/25	(Federal Funds	Security National	(25)
				Effective Rate US plus	Financial Corp —
				0.25%) — Monthly	Monthly
9,906	9,817	—	1/28/25	(Federal Funds	Seiko Epson	(92)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
7,829	7,494	—	1/28/25	(Federal Funds	Sekisui House	(210)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
64,589	71,402	—	1/28/25	(Federal Funds	Select Medical	6,797
				Effective Rate US plus	Holdings Corp —
				0.25%) — Monthly	Monthly
42,634	42,315	—	1/28/25	(Federal Funds	Seneca Foods	(326)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
5,815	5,766	—	1/28/25	(Federal Funds	Septeni Holdings	(49)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
66,520	62,942	—	1/28/25	(Federal Funds	Service	(3,543)
				Effective Rate US plus	Properties
				0.25%) — Monthly	Trust — Monthly
33,006	32,334	—	1/28/25	(Federal Funds	Sesa SpA —	(679)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
20,472	19,577	—	1/28/25	(Federal Funds	Seven Group	(900)
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly
8,731	9,167	—	1/28/25	(Federal Funds	Shanghai	434
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Holding Co Ltd —
					Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,646	$7,186	$—	1/28/25	(Federal Funds	Shimadzu Corp —	$(462)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
11,684	13,176	—	1/28/25	(Federal Funds	Shimao Group	1,489
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly
5,796	5,770	—	1/28/25	(Federal Funds	Shindengen	(28)
				Effective Rate US plus	Electric
				0.25%) — Monthly	Manufacturing Co
					Ltd — Monthly
9,452	9,425	—	1/28/25	(Federal Funds	Ship Healthcare	(29)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
12,665	11,750	—	1/28/25	(Federal Funds	Shoe Carnival	(917)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
10,919	10,114	—	1/28/25	(Federal Funds	Shoprite Holdings	(809)
				Effective Rate US plus	Ltd — Monthly
				0.60%) — Monthly
2,258	2,057	—	1/28/25	(Federal Funds	ShotSpotter	(201)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
21,929	21,862	—	1/28/25	(Federal Funds	Siam Cement	(82)
				Effective Rate US plus	PCL/The NVDR —
				0.75%) — Monthly	Monthly
50,927	48,702	—	1/28/25	(Federal Funds	Sierra Bancorp —	(1,809)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,815	13,238	—	1/28/25	(Federal Funds	Silicon	(580)
				Effective Rate US plus	Laboratories
				0.25%) — Monthly	Inc — Monthly
2,212	2,120	—	1/28/25	(Federal Funds	Silvercrest Asset	(92)
				Effective Rate US plus	Management
				0.25%) — Monthly	Group Inc —
					Monthly
57,192	51,917	—	1/28/25	(Federal Funds	Silvergate Capital	(5,283)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
10,830	10,694	—	1/28/25	(Federal Funds	SimCorp A/S —	(139)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,199	10,656	—	1/28/25	(Federal Funds	Sime Darby	453
				Effective Rate US plus	Bhd — Monthly
				0.75%) — Monthly
18,190	17,835	—	1/28/25	(Federal Funds	Simpson	(355)
				Effective Rate US plus	Manufacturing Co
				0.25%) — Monthly	Inc — Monthly
14,079	13,632	—	1/28/25	(Federal Funds	SiteOne	(451)
				Effective Rate US plus	Landscape
				0.25%) — Monthly	Supply Inc —
					Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,236	$16,732	$—	1/28/25	(Federal Funds	SKF AB — Monthly	$(508)
				Effective Rate US plus
				0.25%) — Monthly
6,932	6,755	—	1/28/25	(Federal Funds	SKY Perfect JSAT	(180)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
76,231	72,379	—	1/28/25	(Federal Funds	SkyWest Inc —	(3,865)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
68,819	66,511	—	1/28/25	(Federal Funds	Slack	(2,317)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	Inc — Monthly
18,790	19,335	—	1/28/25	(Federal Funds	Sleep Number	542
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
2,391	2,289	—	1/28/25	(Federal Funds	Smith & Wesson	(103)
				Effective Rate US plus	Brands Inc —
				0.25%) — Monthly	Monthly
23,203	21,930	—	1/28/25	(Federal Funds	Snap Inc —	(1,277)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,387	12,890	—	1/28/25	(Federal Funds	Software AG —	(500)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,498	5,396	—	1/28/25	(Federal Funds	Solasto Corp —	(102)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,981	10,060	—	1/28/25	(Federal Funds	Sonae SGPS SA —	77
				Effective Rate US plus	Monthly
				0.25%) — Monthly
30,553	29,943	—	1/28/25	(Federal Funds	Sonova Holding	(618)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
11,973	11,684	—	1/28/25	(Federal Funds	Sony Corp —	(292)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
49,434	47,092	—	1/28/25	(Federal Funds	South Plains	(2,232)
				Effective Rate US plus	Financial Inc —
				0.25%) — Monthly	Monthly
14,941	14,649	—	1/28/25	(Federal Funds	Southwest	(295)
				Effective Rate US plus	Airlines Co —
				0.25%) — Monthly	Monthly
29,621	28,461	—	1/28/25	(Federal Funds	Spectrum Brands	(1,013)
				Effective Rate US plus	Holdings Inc —
				0.25%) — Monthly	Monthly
5,075	5,032	—	1/28/25	(Federal Funds	SPIE SA —	(43)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
12,109	11,841	—	1/28/25	(Federal Funds	Spirent	(271)
				Effective Rate US plus	Communications
				0.25%) — Monthly	PLC — Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,171	$40,186	$—	1/28/25	(Federal Funds	Spirit Airlines	$(993)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
55,926	53,976	—	1/28/25	(Federal Funds	Spirit of Texas	(1,962)
				Effective Rate US plus	Bancshares Inc —
				0.25%) — Monthly	Monthly
19,296	18,960	—	1/28/25	(Federal Funds	SPX FLOW Inc —	(338)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
9,036	8,683	—	1/28/25	(Federal Funds	SS&C	(335)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	Holdings Inc —
					Monthly
12,196	11,848	—	1/28/25	(Federal Funds	Standard Foods	(352)
				Effective Rate US plus	Corp — Monthly
				0.35%) — Monthly
40,540	38,113	—	1/28/25	(Federal Funds	Standard Life	(2,432)
				Effective Rate US plus	Aberdeen PLC —
				0.25%) — Monthly	Monthly
21,049	19,939	—	1/28/25	(Federal Funds	State Street	(1,115)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
10,915	10,616	—	1/28/25	(Federal Funds	Steven Madden	(301)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
327	321	—	1/28/25	(Federal Funds	Stone Harbor	(6)
				Effective Rate US plus	Emerging Markets
				0.25%) — Monthly	Income Fund —
					Monthly
9,774	9,230	—	1/28/25	(Federal Funds	StoneX Group	(546)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
5,780	5,596	—	1/28/25	(Federal Funds	Subaru Corp —	(185)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,229	10,146	—	1/28/25	(Federal Funds	Sumitomo	(86)
				Effective Rate US plus	Chemical Co
				0.25%) — Monthly	Ltd — Monthly
11,372	11,052	—	1/28/25	(Federal Funds	Sumitomo	(323)
				Effective Rate US plus	Dainippon
				0.25%) — Monthly	Pharma Co Ltd —
					Monthly
11,656	11,607	—	1/28/25	(Federal Funds	Sumitomo	(53)
				Effective Rate US plus	Electric Industries
				0.25%) — Monthly	Ltd — Monthly
5,701	5,375	—	1/28/25	(Federal Funds	Sumitomo	(325)
				Effective Rate US plus	Forestry Co Ltd —
				0.25%) — Monthly	Monthly
20,405	19,951	—	1/28/25	(Federal Funds	Summit Materials	(455)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,998	$18,763	$—	1/28/25	(Federal Funds	Sundrug Co Ltd —	$(240)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
53,140	51,730	—	1/28/25	(Federal Funds	Sunstone Hotel	(1,420)
				Effective Rate US plus	Investors Inc —
				0.25%) — Monthly	Monthly
44,970	44,575	—	1/28/25	(Federal Funds	Superdry PLC —	(402)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,479	10,362	—	1/28/25	(Federal Funds	Superior Group of	(77)
				Effective Rate US plus	Cos Inc — Monthly
				0.25%) — Monthly
43,635	44,015	—	1/28/25	(Federal Funds	Surmodics Inc —	370
				Effective Rate US plus	Monthly
				0.25%) — Monthly
32,312	31,403	—	1/28/25	(Federal Funds	Sushiro Global	(917)
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly
45,025	42,621	—	1/28/25	(Federal Funds	SVMK Inc —	(2,418)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
4,769	4,599	—	1/28/25	(Federal Funds	SWCC Showa	(170)
				Effective Rate US plus	Holdings Co Ltd —
				0.25%) — Monthly	Monthly
32,452	31,784	—	1/28/25	(Federal Funds	Swedish Match	(677)
				Effective Rate US plus	AB — Monthly
				0.25%) — Monthly
74,040	73,499	—	1/28/25	(Federal Funds	Syndax	(557)
				Effective Rate US plus	Pharmaceuticals
				0.25%) — Monthly	Inc — Monthly
9,083	8,916	—	1/28/25	(Federal Funds	SYNNEX Corp —	(149)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
25,547	24,031	—	1/28/25	(Federal Funds	Synopsys Inc —	(1,522)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
26,035	24,709	—	1/28/25	(Federal Funds	Synovus Financial	(1,331)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
11,922	11,588	—	1/28/25	(Federal Funds	Systemax Inc —	(337)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,276	5,125	—	1/28/25	(Federal Funds	T-Gaia Corp —	(151)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,073	18,815	—	1/28/25	(Federal Funds	Take-Two	(263)
				Effective Rate US plus	Interactive
				0.25%) — Monthly	Software Inc —
					Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$27,474	$27,770	$—	1/28/25	(Federal Funds	Tapestry Inc —	$291
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,470	13,208	—	1/28/25	(Federal Funds	Target Corp —	(216)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,065	9,722	—	1/28/25	(Federal Funds	TDK Corp —	(346)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
16,079	15,994	—	1/28/25	(Federal Funds	TE Connectivity	(30)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
17,231	17,213	—	1/28/25	(Federal Funds	Telefonaktie-	(22)
				Effective Rate US plus	bolaget LM
				0.25%) — Monthly	Ericsson —
					Monthly
13,569	13,382	—	1/28/25	(Federal Funds	Telephone and	(187)
				Effective Rate US plus	Data Systems
				0.25%) — Monthly	Inc — Monthly
26,372	25,793	—	1/28/25	(Federal Funds	Tempur Sealy	(530)
				Effective Rate US plus	International
				0.25%) — Monthly	Inc — Monthly
50,239	48,519	—	1/28/25	(Federal Funds	Tenable Holdings	(1,734)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
22,015	20,210	—	1/28/25	(Federal Funds	Teradata Corp —	(1,808)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
25,971	23,643	—	1/28/25	(Federal Funds	Tesla Inc —	(2,336)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
90,949	86,944	—	1/28/25	(Federal Funds	Texas Capital	(4,023)
				Effective Rate US plus	Bancshares Inc —
				0.25%) — Monthly	Monthly
67,281	64,343	—	1/28/25	(Federal Funds	Texas Roadhouse	(2,952)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
10,729	10,417	—	1/28/25	(Federal Funds	TG Therapeutics	(315)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
8,994	8,966	—	1/28/25	(Federal Funds	Thai Union Group	(33)
				Effective Rate US plus	PCL NVDR —
				0.75%) — Monthly	Monthly
33,231	31,483	—	1/28/25	(Federal Funds	Theravance	(1,757)
				Effective Rate US plus	Biopharma Inc —
				0.25%) — Monthly	Monthly
10,875	10,813	—	1/28/25	(Federal Funds	Tianjin ZhongXin	(66)
				Effective Rate US plus	Pharmaceutical
				0.55%) — Monthly	Group Corp Ltd —
					Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,542	$5,243	$—	1/28/25	(Federal Funds	Tilly’s Inc —	$(301)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,161	14,930	—	1/28/25	(Federal Funds	Timberland	(68)
				Effective Rate US plus	Bancorp Inc/
				0.25%) — Monthly	WA — Monthly
13,489	15,084	—	1/28/25	(Federal Funds	Times China	1,592
				Effective Rate US plus	Holdings Ltd —
				0.25%) — Monthly	Monthly
16,363	16,140	—	1/28/25	(Federal Funds	Timken Co/The —	(167)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
8,900	9,242	—	1/28/25	(Federal Funds	Tingyi Cayman	340
				Effective Rate US plus	Islands Holding
				0.25%) — Monthly	Corp — Monthly
5,853	5,685	—	1/28/25	(Federal Funds	Tobu Railway Co	(169)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
25,426	23,465	—	1/28/25	(Federal Funds	Tofas Turk	(1,975)
				Effective Rate US plus	Otomobil
				0.70%) — Monthly	Fabrikasi A/S —
					Monthly
2,564	2,492	—	1/28/25	(Federal Funds	Tokuyama	(73)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
59,085	56,789	—	1/28/25	(Federal Funds	Tokyo Electron	(2,311)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
5,082	5,051	—	1/28/25	(Federal Funds	Tokyo Ohka	(32)
				Effective Rate US plus	Kogyo Co Ltd —
				0.25%) — Monthly	Monthly
9,242	9,344	—	1/28/25	(Federal Funds	Tokyotokeiba Co	152
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
13,123	12,805	—	1/28/25	(Federal Funds	Tosoh Corp —	(321)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
7,140	7,124	—	1/28/25	(Federal Funds	Total Produce	(17)
				Effective Rate US plus	PLC — Monthly
				0.25%) — Monthly
7,820	7,392	—	1/28/25	(Federal Funds	Towa Corp —	(429)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
21,641	21,296	—	1/28/25	(Federal Funds	Toyo Suisan	(352)
				Effective Rate US plus	Kaisha Ltd —
				0.25%) — Monthly	Monthly
6,523	6,295	—	1/28/25	(Federal Funds	Toyobo Co Ltd —	(230)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,758	$14,558	$—	1/28/25	(Federal Funds	Trane	$(204)
				Effective Rate US plus	Technologies
				0.25%) — Monthly	PLC — Monthly
2,569	2,506	—	1/28/25	(Federal Funds	Transcosmos	(63)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
11,481	11,210	—	1/28/25	(Federal Funds	TRI Pointe Homes	(275)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
65,741	63,657	—	1/28/25	(Federal Funds	TriCo	(2,098)
				Effective Rate US plus	Bancshares —
				0.25%) — Monthly	Monthly
13,058	12,943	—	1/28/25	(Federal Funds	Tsugami Corp —	(119)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
15,071	14,999	—	1/28/25	(Federal Funds	TTY Biopharm Co	(77)
				Effective Rate US plus	Ltd — Monthly
				0.35%) — Monthly
10,109	9,538	—	1/28/25	(Federal Funds	Tupperware	(573)
				Effective Rate US plus	Brands Corp —
				0.25%) — Monthly	Monthly
26,970	28,898	—	1/28/25	(Federal Funds	Twitter Inc —	1,913
				Effective Rate US plus	Monthly
				0.25%) — Monthly
41,375	39,474	—	1/28/25	(Federal Funds	UBS AG/	(1,909)
				Effective Rate US plus	London —
				0.25%) — Monthly	Monthly
19,523	18,453	—	1/28/25	(Federal Funds	Umpqua	(901)
				Effective Rate US plus	Holdings Corp —
				0.25%) — Monthly	Monthly
4,715	4,806	—	1/28/25	(Federal Funds	Uni-President	90
				Effective Rate US plus	China Holdings
				0.25%) — Monthly	Ltd — Monthly
38,317	38,506	—	1/28/25	(Federal Funds	Unimicron	177
				Effective Rate US plus	Technology
				0.35%) — Monthly	Corp — Monthly
8,524	8,544	—	1/28/25	(Federal Funds	UNITED Inc/	17
				Effective Rate US plus	Japan — Monthly
				0.25%) — Monthly
44,082	43,156	—	1/28/25	(Federal Funds	United Security	(936)
				Effective Rate US plus	Bancshares/
				0.25%) — Monthly	Fresno CA —
					Monthly
52,895	50,800	—	1/28/25	(Federal Funds	Universal	(2,108)
				Effective Rate US plus	Electronics Inc —
				0.25%) — Monthly	Monthly
12,690	11,530	—	1/28/25	(Federal Funds	Universal Health	(1,163)
				Effective Rate US plus	Services Inc —
				0.25%) — Monthly	Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,859	$17,936	$—	1/28/25	(Federal Funds	Urban Edge	$(928)
				Effective Rate US plus	Properties —
				0.25%) — Monthly	Monthly
2,666	2,579	—	1/28/25	(Federal Funds	Urstadt Biddle	(87)
				Effective Rate US plus	Properties Inc —
				0.25%) — Monthly	Monthly
6,192	6,323	—	1/28/25	(Federal Funds	UT Group Co	130
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
13,907	13,762	—	1/28/25	(Federal Funds	Valmet Oyj —	(148)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
4,386	4,223	—	1/28/25	(Federal Funds	Valor Holdings Co	(162)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
8,524	8,165	—	1/28/25	(Federal Funds	ValueCommerce	(297)
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
34,808	34,703	—	1/28/25	(Federal Funds	Varian Medical	(114)
				Effective Rate US plus	Systems Inc —
				0.25%) — Monthly	Monthly
23,873	22,969	—	1/28/25	(Federal Funds	Veeva Systems	(910)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
71,149	70,175	—	1/28/25	(Federal Funds	Veritiv Corp —	(988)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
5,220	5,168	—	1/28/25	(Federal Funds	Vesuvius PLC —	(52)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
19,880	19,832	—	1/28/25	(Federal Funds	Volkswagen AG	(52)
				Effective Rate US plus	(Preference) —
				0.25%) — Monthly	Monthly
17,343	17,609	—	1/28/25	(Federal Funds	Vonage Holdings	266
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
8,364	8,101	—	1/28/25	(Federal Funds	Vontier Corp —	(265)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,768	9,722	—	1/28/25	(Federal Funds	VOXX	(1,048)
				Effective Rate US plus	International
				0.25%) — Monthly	Corp — Monthly
5,990	5,896	—	1/28/25	(Federal Funds	VT Holdings Co	(94)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
34,966	34,976	—	1/28/25	(Federal Funds	Watford Holdings	1
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
12,907	14,449	—	1/28/25	(Federal Funds	Wayfair Inc —	1,539
				Effective Rate US plus	Monthly
				0.25%) — Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,720	$16,078	$—	1/28/25	(Federal Funds	Wells Fargo C&B	$(647)
				Effective Rate US plus	Mid Cap Value
				0.25%) — Monthly	Fund — Monthly
494	486	—	1/28/25	(Federal Funds	Wells Fargo	(8)
				Effective Rate US plus	Income
				0.25%) — Monthly	Opportunities
					Fund — Monthly
32,309	30,290	—	1/28/25	(Federal Funds	Western Alliance	(1,924)
				Effective Rate US plus	Bancorp —
				0.25%) — Monthly	Monthly
621	620	—	1/28/25	(Federal Funds	Western Asset	3
				Effective Rate US plus	Managed
				0.25%) — Monthly	Municipals Fund
					Inc — Monthly
350	355	—	1/28/25	(Federal Funds	Western Asset	7
				Effective Rate US plus	Mortgage
				0.25%) — Monthly	Opportunity Fund
					Inc — Monthly
11,144	10,685	—	1/28/25	(Federal Funds	Westports	(296)
				Effective Rate US plus	Holdings Bhd —
				0.75%) — Monthly	Monthly
12,135	11,472	—	1/28/25	(Federal Funds	Whitestone	(622)
				Effective Rate US plus	REIT — Monthly
				0.25%) — Monthly
4,961	4,776	—	1/28/25	(Federal Funds	Wienerberger	(186)
				Effective Rate US plus	AG — Monthly
				0.25%) — Monthly
11,609	11,257	—	1/28/25	(Federal Funds	Will Group Inc —	(356)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
12,394	12,604	—	1/28/25	(Federal Funds	Williams-Sonoma	257
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
80,553	78,768	—	1/28/25	(Federal Funds	Willis Towers	(1,804)
				Effective Rate US plus	Watson PLC —
				0.25%) — Monthly	Monthly
18,293	17,899	—	1/28/25	(Federal Funds	Wintrust Financial	(394)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
41,034	40,362	—	1/28/25	(Federal Funds	Wm Morrison	(673)
				Effective Rate US plus	Supermarkets
				0.25%) — Monthly	PLC — Monthly
25,490	23,782	—	1/28/25	(Federal Funds	Workday Inc —	(1,713)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
21,737	21,019	—	1/28/25	(Federal Funds	WPP PLC —	(724)
				Effective Rate US plus	Monthly
				0.25%) — Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$374	$344	$—	1/28/25	(Federal Funds	XAI Octagon	$(29)
				Effective Rate US plus	Floating Rate
				0.25%) — Monthly	Alternative
					Income Term
					Trust — Monthly
36,396	35,442	—	1/28/25	(Federal Funds	Xilinx Inc —	(964)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
13,791	13,053	—	1/28/25	(Federal Funds	Yamaha Motor Co	(429)
				Effective Rate US plus	Ltd — Monthly
				0.25%) — Monthly
6,506	6,555	—	1/28/25	(Federal Funds	Yanlord Land	46
				Effective Rate US plus	Group Ltd —
				0.55%) — Monthly	Monthly
16,531	15,712	—	1/28/25	(Federal Funds	Yara International	(824)
				Effective Rate US plus	ASA — Monthly
				0.25%) — Monthly
7,907	7,565	—	1/28/25	(Federal Funds	Yokogawa	(344)
				Effective Rate US plus	Electric Corp —
				0.25%) — Monthly	Monthly
4,302	4,265	—	1/28/25	(Federal Funds	Yue Yuen	(37)
				Effective Rate US plus	Industrial
				0.25%) — Monthly	Holdings Ltd —
					Monthly
17,232	17,740	—	1/28/25	(Federal Funds	Yuexiu Property	504
				Effective Rate US plus	Co Ltd — Monthly
				0.25%) — Monthly
15,396	15,303	—	1/28/25	(Federal Funds	Yulon Nissan	(98)
				Effective Rate US plus	Motor Co Ltd —
				0.35%) — Monthly	Monthly
9,884	9,734	—	1/28/25	(Federal Funds	Z Holdings	(153)
				Effective Rate US plus	Corp — Monthly
				0.25%) — Monthly
5,620	5,669	—	1/28/25	(Federal Funds	Zealand Pharma	48
				Effective Rate US plus	A/S — Monthly
				0.25%) — Monthly
6,230	5,854	—	1/28/25	(Federal Funds	Zeon Corp —	(377)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
10,754	10,474	—	1/28/25	(Federal Funds	Zhejiang	(282)
				Effective Rate US plus	Expressway Co
				0.25%) — Monthly	Ltd — Monthly
19,978	19,699	—	1/28/25	(Federal Funds	Zillow Group	(282)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
12,978	12,745	—	1/28/25	(Federal Funds	Zillow Group	(233)
				Effective Rate US plus	Inc — Monthly
				0.25%) — Monthly
26,084	25,601	—	1/28/25	(Federal Funds	Zoomlion Heavy	(488)
				Effective Rate US plus	Industry Science
				0.25%) — Monthly	and Technology
					Co Ltd — Monthly

PanAgora Market Neutral Fund 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,728	$8,611	$—	1/28/25	(Federal Funds	Zscaler Inc —	$(119)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
1,104	1,037	—	1/28/25	(Federal Funds	Zumiez Inc —	(67)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
14,361	12,855	—	1/28/25	(Federal Funds	Zuora Inc —	(1,510)
				Effective Rate US plus	Monthly
				0.25%) — Monthly
47,124	39,466	—	1/28/25	Federal Funds	22nd Century	7,604
				Effective Rate US	Group Inc —
				minus 2.12% —	Monthly
				Monthly
9,554	9,512	—	1/28/25	Federal Funds	51job Inc ADR —	41
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,500	22,104	—	1/28/25	Federal Funds	89bio Inc —	394
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,039	10,778	—	1/28/25	Federal Funds	AAC Technologies	257
				Effective Rate US	Holdings Inc —
				minus 0.40% —	Monthly
				Monthly
1,558	1,542	—	1/28/25	Federal Funds	AAON Inc —	15
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
984	915	—	1/28/25	Federal Funds	AAR Corp —	69
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,882	28,268	—	1/28/25	Federal Funds	Abbott	504
				Effective Rate US	Laboratories —
				minus 0.23% —	Monthly
				Monthly
13,762	14,001	—	1/28/25	Federal Funds	Abu Dhabi	(254)
				Effective Rate US	National Oil Co
				minus 2.75% —	for Distribution
				Monthly	PJSC — Monthly
32,143	31,998	—	1/28/25	Federal Funds	Acceleron	143
				Effective Rate US	Pharma Inc —
				minus 0.23% —	Monthly
				Monthly
17,308	16,917	—	1/28/25	Federal Funds	Accton	383
				Effective Rate US	Technology
				minus 0.40% —	Corp — Monthly
				Monthly

70 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$27,687	$25,025	$—	1/28/25	Federal Funds	AcelRx	$2,599
				Effective Rate US	Pharmaceuticals
				minus 2.42% —	Inc — Monthly
				Monthly
1,511	1,463	—	1/28/25	Federal Funds	ACNB Corp —	34
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
46,673	44,795	—	1/28/25	Federal Funds	Acushnet	1,873
				Effective Rate US	Holdings Corp —
				minus 0.23% —	Monthly
				Monthly
10,152	9,715	—	1/28/25	Federal Funds	Adbri Ltd —	434
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
8,205	8,166	—	1/28/25	Federal Funds	Adler Group SA —	37
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
40,396	39,881	—	1/28/25	Federal Funds	Admiral Group	509
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
40,775	39,635	—	1/28/25	Federal Funds	Advanced Micro	1,135
				Effective Rate US	Devices Inc —
				minus 0.23% —	Monthly
				Monthly
18,513	18,208	—	1/28/25	Federal Funds	Advantech Co	292
				Effective Rate US	Ltd — Monthly
				minus 1.00% —
				Monthly
26,647	25,761	—	1/28/25	Federal Funds	AECOM —	885
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,833	13,346	—	1/28/25	Federal Funds	AerCap Holdings	486
				Effective Rate US	NV — Monthly
				minus 0.23% —
				Monthly
7,523	7,317	—	1/28/25	Federal Funds	AGC Inc —	89
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
6,577	6,521	—	1/28/25	Federal Funds	Agree Realty	14
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,459	9,292	—	1/28/25	Federal Funds	Ai Holdings	123
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,860	$4,604	$—	1/28/25	Federal Funds	Aiming Inc —	$249
				Effective Rate US	Monthly
				minus 11.50% —
				Monthly
4,361	4,254	—	1/28/25	Federal Funds	Ain Holdings	107
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
35,297	32,538	—	1/28/25	Federal Funds	Air Transport	2,755
				Effective Rate US	Services Group
				minus 0.23% —	Inc — Monthly
				Monthly
9,837	9,142	—	1/28/25	Federal Funds	Airbus SE —	694
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
1,415	1,200	—	1/28/25	Federal Funds	Akerna Corp —	189
				Effective Rate US	Monthly
				minus 25.97% —
				Monthly
41,958	39,498	—	1/28/25	Federal Funds	Akoustis	2,243
				Effective Rate US	Technologies
				minus 3.62% —	Inc — Monthly
				Monthly
12,654	12,532	—	1/28/25	Federal Funds	Alibaba Pictures	119
				Effective Rate US	Group Ltd —
				minus 0.40% —	Monthly
				Monthly
846	830	—	1/28/25	Federal Funds	Alico Inc —	16
				Effective Rate US	Monthly
				minus 0.62% —
				Monthly
9,317	9,331	—	1/28/25	Federal Funds	Allakos Inc —	(15)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,344	14,221	—	1/28/25	Federal Funds	Alleghany Corp —	122
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,811	6,576	—	1/28/25	Federal Funds	Alps Alpine Co	233
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
10,493	10,195	—	1/28/25	Federal Funds	AMA Group Ltd —	295
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
3,650	3,370	—	1/28/25	Federal Funds	Amarin Corp PLC	279
				Effective Rate US	ADR — Monthly
				minus 0.23% —
				Monthly

72 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,545	$9,390	$—	1/28/25	Federal Funds	Ambac Financial	$154
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
9,108	9,447	—	1/28/25	Federal Funds	Ambu A/S —	(340)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,917	4,792	—	1/28/25	Federal Funds	ANA Holdings	122
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
78,939	76,040	—	1/28/25	Federal Funds	Analog Devices	2,554
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
21,849	17,872	—	1/28/25	Federal Funds	Anaplan Inc —	3,975
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,943	4,831	—	1/28/25	Federal Funds	ANI	112
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
89,975	87,668	—	1/28/25	Federal Funds	Aon PLC —	2,084
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,824	13,404	—	1/28/25	Federal Funds	Apollo Global	256
				Effective Rate US	Management
				minus 0.23% —	Inc — Monthly
				Monthly
3,008	3,061	—	1/28/25	Federal Funds	Apollo Power	(53)
				Effective Rate US	Ltd — Monthly
				minus 6.50% —
				Monthly
14,454	13,549	—	1/28/25	Federal Funds	Aramark —	864
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,371	18,297	—	1/28/25	Federal Funds	Ares Management	72
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,988	11,464	—	1/28/25	Federal Funds	Asahi Intecc Co	522
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
20,768	20,921	—	1/28/25	Federal Funds	Ascendis Pharma	(155)
				Effective Rate US	A/S ADR —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$—	$—	$—	1/28/25	Federal Funds	Ascent Global	$—
				Effective Rate US	Logistics
				minus 0.00% —	Holdings Inc —
				Monthly	Monthly
6,794	6,427	—	1/28/25	Federal Funds	Ascential PLC —	367
				Effective Rate US	Monthly
minus 0.30% —
Monthly
22,866	21,663	—	1/28/25	Federal Funds	Aselsan	1,196
				Effective Rate US	Elektronik Sanayi
				minus 0.75% —	Ve Ticaret A/S —
				Monthly	Monthly
42,809	41,107	—	1/28/25	Federal Funds	Associated British	1,701
				Effective Rate US	Foods PLC —
				minus 0.30% —	Monthly
Monthly
5,647	5,524	—	1/28/25	Federal Funds	Associated	122
				Effective Rate US	Capital Group
				minus 0.62% —	Inc — Monthly
Monthly
24,910	25,029	—	1/28/25	Federal Funds	Assured Guaranty	(121)
				Effective Rate US	Ltd — Monthly
minus 0.23% —
Monthly
1,580	1,567	—	1/28/25	Federal Funds	Aston Martin	3
				Effective Rate US	Lagonda Global
				minus 8.00% —	Holdings PLC —
				Monthly	Monthly
47,244	45,622	—	1/28/25	Federal Funds	AstraZeneca PLC	721
				Effective Rate US	ADR — Monthly
minus 0.23% —
Monthly
5,845	5,860	—	1/28/25	Federal Funds	Asukanet Co	(40)
				Effective Rate US	Ltd — Monthly
minus 5.25% —
Monthly
5,441	5,305	—	1/28/25	Federal Funds	Asure Software	136
				Effective Rate US	Inc — Monthly
minus 0.23% —
Monthly
21,358	20,379	—	1/28/25	Federal Funds	Athene Holding	977
				Effective Rate US	Ltd — Monthly
minus 0.23% —
Monthly
4,621	4,360	—	1/28/25	Federal Funds	Atlantic Sapphire	258
				Effective Rate US	ASA — Monthly
minus 5.25% —
Monthly
37,937	36,363	—	1/28/25	Federal Funds	Atlantic Union	1,323
				Effective Rate US	Bankshares
				minus 0.23% —	Corp — Monthly
Monthly

74 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,381	$13,425	$—	1/28/25	Federal Funds	Atom Corp —	$(61)
				Effective Rate US	Monthly
				minus 1.80% —
				Monthly
2,861	2,602	—	1/28/25	Federal Funds	Atomera Inc —	250
				Effective Rate US	Monthly
				minus 3.62% —
				Monthly
34,081	35,286	—	1/28/25	Federal Funds	AU Optronics	(1,364)
				Effective Rate US	Corp — Monthly
				minus 8.38% —
				Monthly
26,393	25,806	—	1/28/25	Federal Funds	Auburn National	481
				Effective Rate US	BanCorp Inc —
				minus 4.47% —	Monthly
				Monthly
12,225	11,952	—	1/28/25	Federal Funds	Audinate Group	165
				Effective Rate US	Ltd — Monthly
				minus 12.50% —
				Monthly
2,572	2,518	—	1/28/25	Federal Funds	Autonomous	20
				Effective Rate US	Control Systems
				minus 14.13% —	Laboratory Ltd —
				Monthly	Monthly
49,618	47,272	—	1/28/25	Federal Funds	AVEO	2,267
				Effective Rate US	Pharmaceuticals
				minus 2.02% —	Inc — Monthly
				Monthly
16,833	18,625	—	1/28/25	Federal Funds	Avid Bioservices	(1,793)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
37,591	35,770	—	1/28/25	Federal Funds	Axonics	1,816
				Effective Rate US	Modulation
				minus 0.23% —	Technologies
				Monthly	Inc — Monthly
61,673	56,737	—	1/28/25	Federal Funds	AXT Inc —	4,931
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,104	3,997	—	1/28/25	Federal Funds	Azelio AB —	87
				Effective Rate US	Monthly
				minus 37.25% —
				Monthly
30,177	34,029	—	1/28/25	Federal Funds	B. Riley Financial	(3,854)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,953	7,316	—	1/28/25	Federal Funds	B2W Cia Digital —	633
				Effective Rate US	Monthly
				minus 1.00% —
				Monthly

PanAgora Market Neutral Fund 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,391	$17,122	$—	1/28/25	Federal Funds	Bakkafrost P/F —	$266
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
3,740	3,407	—	1/28/25	Federal Funds	Bambuser AB —	316
				Effective Rate US	Monthly
				minus 35.50% —
				Monthly
52,501	50,724	—	1/28/25	Federal Funds	Banc of California	1,771
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
4,335	4,190	—	1/28/25	Federal Funds	Bang & Olufsen	144
				Effective Rate US	A/S — Monthly
				minus 0.75% —
				Monthly
28,934	27,611	—	1/28/25	Federal Funds	Bank First Corp —	1,297
				Effective Rate US	Monthly
				minus 1.12% —
				Monthly
19,618	18,375	—	1/28/25	Federal Funds	Bank of Hawaii	1,101
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
44,436	44,169	—	1/28/25	Federal Funds	Bankwell	13
				Effective Rate US	Financial Group
				minus 0.23% —	Inc — Monthly
				Monthly
21,597	21,128	—	1/28/25	Federal Funds	Baozun Inc ADR —	461
				Effective Rate US	Monthly
				minus 0.57% —
				Monthly
26,480	26,255	—	1/28/25	Federal Funds	Bar Harbor	13
				Effective Rate US	Bankshares —
				minus 0.23% —	Monthly
				Monthly
4,978	5,019	—	1/28/25	Federal Funds	Basic-Fit NV —	(41)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,034	3,953	—	1/28/25	Federal Funds	Bayn Group AB —	75
				Effective Rate US	Monthly
				minus 13.00% —
				Monthly
16,400	16,606	—	1/28/25	Federal Funds	BBMG Corp —	(227)
				Effective Rate US	Monthly
				minus 1.63% —
				Monthly
46,271	43,355	—	1/28/25	Federal Funds	BCB Bancorp	2,454
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

76 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,775	$20,190	$—	1/28/25	Federal Funds	Beijing Tong Ren	$570
				Effective Rate US	Tang Chinese
				minus 0.40% —	Medicine Co
				Monthly	Ltd — Monthly
30,012	28,647	—	1/28/25	Federal Funds	Berkshire Hills	1,361
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
5,766	5,175	—	1/28/25	Federal Funds	BEST Inc ADR —	584
				Effective Rate US	Monthly
				minus 0.82% —
				Monthly
32,285	31,079	—	1/28/25	Federal Funds	Beyond Air Inc —	1,015
				Effective Rate US	Monthly
				minus 8.12% —
				Monthly
20,031	18,951	—	1/28/25	Federal Funds	Beyondspring	1,060
				Effective Rate US	Inc — Monthly
				minus 1.22% —
				Monthly
14,706	13,999	—	1/28/25	Federal Funds	Bidvest Group	702
				Effective Rate US	Ltd/The —
				minus 0.90% —	Monthly
				Monthly
7,764	7,465	—	1/28/25	Federal Funds	Biocartis Group	195
				Effective Rate US	NV — Monthly
				minus 17.50% —
				Monthly
19,825	19,403	—	1/28/25	Federal Funds	Black Knight	420
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
12,468	12,465	—	1/28/25	Federal Funds	Blackmores Ltd —	(9)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
12,866	12,926	—	1/28/25	Federal Funds	Blue Prism Group	(70)
				Effective Rate US	PLC — Monthly
				minus 1.25% —
				Monthly
50,680	48,561	—	1/28/25	Federal Funds	BlueLinx Holdings	2,115
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,006	8,912	—	1/28/25	Federal Funds	BMO Commercial	5
				Effective Rate US	Property Trust
				minus 0.30% —	Ltd — Monthly
				Monthly
20,411	18,869	—	1/28/25	Federal Funds	Boeing Co/The —	1,540
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,548	$18,628	$—	1/28/25	Federal Funds	Booking Holdings	$919
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
45,392	41,434	—	1/28/25	Federal Funds	Boston Omaha	3,955
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
16,524	16,210	—	1/28/25	Federal Funds	Boston Scientific	312
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
4,591	4,462	—	1/28/25	Federal Funds	BrainChip	124
				Effective Rate US	Holdings Ltd —
				minus 10.25% —	Monthly
				Monthly
16,491	15,060	—	1/28/25	Federal Funds	Braskem SA	1,408
				Effective Rate US	(Preference) —
				minus 2.50% —	Monthly
				Monthly
11,484	10,692	—	1/28/25	Federal Funds	BrightView	792
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
3,013	2,972	—	1/28/25	Federal Funds	Broadband Tower	(3)
				Effective Rate US	Inc — Monthly
				minus 10.13% —
				Monthly
22,778	22,371	—	1/28/25	Federal Funds	Broadridge	404
				Effective Rate US	Financial
				minus 0.23% —	Solutions Inc —
				Monthly	Monthly
43,580	42,505	—	1/28/25	Federal Funds	Brookline	728
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
18,638	17,901	—	1/28/25	Federal Funds	Brown & Brown	736
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
11,343	11,198	—	1/28/25	Federal Funds	Brunello Cucinelli	140
				Effective Rate US	SpA — Monthly
				minus 0.75% —
				Monthly
14,433	14,162	—	1/28/25	Federal Funds	BTS Group	103
				Effective Rate US	Holdings PCL —
				minus 1.50% —	Monthly
				Monthly
890	909	—	1/28/25	Federal Funds	Builders	(18)
				Effective Rate US	FirstSource Inc —
				minus 0.23% —	Monthly
				Monthly

78 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,965	$17,631	$—	1/28/25	Federal Funds	Bumrungrad	$313
				Effective Rate US	Hospital PCL —
				minus 1.63% —	Monthly
				Monthly
28,042	26,917	—	1/28/25	Federal Funds	Burlington Stores	1,121
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
46,282	43,435	—	1/28/25	Federal Funds	Business First	2,645
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
2,391	2,332	—	1/28/25	Federal Funds	BuySell	56
				Effective Rate US	Technologies Co
				minus 7.63% —	Ltd — Monthly
				Monthly
68,670	65,418	—	1/28/25	Federal Funds	Cadence	2,745
				Effective Rate US	BanCorp —
				minus 0.23% —	Monthly
				Monthly
6,298	6,166	—	1/28/25	Federal Funds	Caesarstone	126
				Effective Rate US	Ltd — Monthly
				minus 1.52% —
				Monthly
5,443	5,043	—	1/28/25	Federal Funds	Capital &	400
				Effective Rate US	Counties
				minus 0.30% —	Properties PLC —
				Monthly	Monthly
35,763	35,365	—	1/28/25	Federal Funds	Capitol Federal	169
				Effective Rate US	Financial Inc —
				minus 0.23% —	Monthly
				Monthly
23,764	22,002	—	1/28/25	Federal Funds	Cara	1,760
				Effective Rate US	Therapeutics
				minus 0.23% —	Inc — Monthly
				Monthly
3,988	3,699	—	1/28/25	Federal Funds	Carbios —	280
				Effective Rate US	Monthly
				minus 19.25% —
				Monthly
8,957	8,476	—	1/28/25	Federal Funds	Cardlytics Inc —	481
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
26,194	25,208	—	1/28/25	Federal Funds	Carlyle Group Inc/	986
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
4,426	4,301	—	1/28/25	Federal Funds	Carmat SA —	125
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$28,511	$27,965	$—	1/28/25	Federal Funds	CarMax Inc —	$542
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
46,200	45,356	—	1/28/25	Federal Funds	Carter	839
				Effective Rate US	Bankshares Inc —
				minus 0.23% —	Monthly
				Monthly
17,951	17,861	—	1/28/25	Federal Funds	Carvana Co —	89
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,588	6,947	—	1/28/25	Federal Funds	Cassava Sciences	634
				Effective Rate US	Inc — Monthly
				minus 2.12% —
				Monthly
15,545	15,351	—	1/28/25	Federal Funds	Catalent Inc —	193
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,257	14,842	—	1/28/25	Federal Funds	CCC SA — Monthly	367
				Effective Rate US
				minus 5.00% —
				Monthly
4,445	4,402	—	1/28/25	Federal Funds	CDON AB —	39
				Effective Rate US	Monthly
				minus 7.75% —
				Monthly
48,097	48,636	—	1/28/25	Federal Funds	Celsius Holdings	(544)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
24,452	24,118	—	1/28/25	Federal Funds	Centene Corp —	331
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,861	20,249	—	1/28/25	Federal Funds	Center	(427)
				Effective Rate US	Laboratories
				minus 2.75% —	Inc — Monthly
				Monthly
17,135	17,342	—	1/28/25	Federal Funds	Central Retail	(227)
				Effective Rate US	Corp PCL —
				minus 2.75% —	Monthly
				Monthly
6,027	5,857	—	1/28/25	Federal Funds	Centuria Office	49
				Effective Rate US	REIT — Monthly
				minus 0.45% —
				Monthly
10,526	9,689	—	1/28/25	Federal Funds	Ceragon	836
				Effective Rate US	Networks Ltd —
				minus 0.23% —	Monthly
				Monthly

80 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,322	$14,536	$—	1/28/25	Federal Funds	Ceres Power	$783
				Effective Rate US	Holdings PLC —
				minus 0.30% —	Monthly
Monthly
25,969	25,822	—	1/28/25	Federal Funds	Ceridian HCM	144
				Effective Rate US	Holding Inc —
				minus 0.23% —	Monthly
Monthly
16,295	16,444	—	1/28/25	Federal Funds	CH Robinson	(150)
				Effective Rate US	Worldwide Inc —
				minus 0.23% —	Monthly
Monthly
20,879	19,997	—	1/28/25	Federal Funds	Charles Schwab	881
				Effective Rate US	Corp/The —
				minus 0.23% —	Monthly
Monthly
20,689	20,856	—	1/28/25	Federal Funds	Charter	(167)
				Effective Rate US	Communications
				minus 0.23% —	Inc — Monthly
Monthly
4,699	4,508	—	1/28/25	Federal Funds	Charter Hall Long	191
				Effective Rate US	Wale REIT —
				minus 0.45% —	Monthly
Monthly
8,491	8,701	—	1/28/25	Federal Funds	Chatwork Co	(217)
				Effective Rate US	Ltd — Monthly
minus 6.50% —
Monthly
1,270	1,183	—	1/28/25	Federal Funds	Chefs’ Warehouse	86
				Effective Rate US	Inc/The —
				minus 0.23% —	Monthly
Monthly
29,168	28,034	—	1/28/25	Federal Funds	Chembio	1,040
				Effective Rate US	Diagnostics Inc —
				minus 3.67% —	Monthly
Monthly
17,540	17,042	—	1/28/25	Federal Funds	Cheng Shin	491
				Effective Rate US	Rubber Industry
				minus 0.63% —	Co Ltd — Monthly
Monthly
11,786	11,375	—	1/28/25	Federal Funds	Chewy Inc —	411
				Effective Rate US	Monthly
minus 0.23% —
Monthly
1,803	1,662	—	1/28/25	Federal Funds	Children’s Place	141
				Effective Rate US	Inc/The —
				minus 0.23% —	Monthly
Monthly
16,221	15,517	—	1/28/25	Federal Funds	China Eastern	649
				Effective Rate US	Airlines Corp
				minus 5.25% —	Ltd — Monthly
Monthly

PanAgora Market Neutral Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,949	$14,262	$—	1/28/25	Federal Funds	Choice Hotels	$685
				Effective Rate US	International
				minus 0.23% —	Inc — Monthly
				Monthly
16,179	16,302	—	1/28/25	Federal Funds	Chr Hansen	(126)
				Effective Rate US	Holding A/S —
				minus 0.30% —	Monthly
				Monthly
10,819	10,710	—	1/28/25	Federal Funds	Church & Dwight	73
				Effective Rate US	Co Inc — Monthly
				minus 0.23% —
				Monthly
11,152	11,159	—	1/28/25	Federal Funds	Cia Cervecerias	(19)
				Effective Rate US	Unidas SA ADR —
				minus 1.57% —	Monthly
				Monthly
8,363	8,043	—	1/28/25	Federal Funds	CIMIC Group	317
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
35,900	34,915	—	1/28/25	Federal Funds	Citizens &	530
				Effective Rate US	Northern Corp —
				minus 0.23% —	Monthly
				Monthly
840	822	—	1/28/25	Federal Funds	Citizens Holding	17
				Effective Rate US	Co — Monthly
				minus 2.57% —
				Monthly
20,101	19,454	—	1/28/25	Federal Funds	Cloudflare Inc —	647
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,461	17,374	—	1/28/25	Federal Funds	CME Group Inc —	85
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,112	17,271	—	1/28/25	Federal Funds	CNA Financial	380
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
12,423	12,017	—	1/28/25	Federal Funds	Coca-Cola	235
				Effective Rate US	Bottlers Japan
				minus 0.30% —	Holdings Inc —
				Monthly	Monthly
17,817	17,406	—	1/28/25	Federal Funds	Cochlear Ltd —	407
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
10,926	10,144	—	1/28/25	Federal Funds	Cogna	757
				Effective Rate US	Educacao —
				minus 1.50% —	Monthly
				Monthly

82 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,609	$37,894	$—	1/28/25	Federal Funds	Cohbar Inc —	$3,577
				Effective Rate US	Monthly
				minus 4.52% —
				Monthly
1,020	989	—	1/28/25	Federal Funds	Colony Capital	32
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,892	9,901	—	1/28/25	Federal Funds	Coloplast A/S —	(11)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
35,398	34,347	—	1/28/25	Federal Funds	Columbia	1,047
				Effective Rate US	Financial Inc —
				minus 0.23% —	Monthly
				Monthly
6,155	5,948	—	1/28/25	Federal Funds	Comforia	204
				Effective Rate US	Residential REIT
				minus 4.00% —	Inc — Monthly
				Monthly
13,679	13,029	—	1/28/25	Federal Funds	Commerce	649
				Effective Rate US	Bancshares Inc/
				minus 0.23% —	MO — Monthly
				Monthly
33,000	31,893	—	1/28/25	Federal Funds	Community Bank	1,103
				Effective Rate US	System Inc —
				minus 0.23% —	Monthly
				Monthly
7,335	6,606	—	1/28/25	Federal Funds	Compugen Ltd —	718
				Effective Rate US	Monthly
				minus 1.62% —
				Monthly
53,133	50,154	—	1/28/25	Federal Funds	ConnectOne	2,780
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
31,013	30,504	—	1/28/25	Federal Funds	Cooper Cos Inc/	503
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
4,803	4,791	—	1/28/25	Federal Funds	Corem Property	13
				Effective Rate US	Group AB —
				minus 0.30% —	Monthly
				Monthly
16,282	14,775	—	1/28/25	Federal Funds	CorMedix Inc —	1,492
				Effective Rate US	Monthly
				minus 2.37% —
				Monthly
15,843	16,422	—	1/28/25	Federal Funds	Cortexyme Inc —	(595)
				Effective Rate US	Monthly
				minus 1.22% —
				Monthly

PanAgora Market Neutral Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$918	$904	$—	1/28/25	Federal Funds	County Bancorp	$13
				Effective Rate US	Inc — Monthly
				minus 0.72% —
				Monthly
17,931	16,513	—	1/28/25	Federal Funds	Cronos Group	1,403
				Effective Rate US	Inc — Monthly
				minus 0.77% —
				Monthly
9,035	9,372	—	1/28/25	Federal Funds	CrossFirst	(338)
				Effective Rate US	Bankshares Inc —
				minus 0.23% —	Monthly
				Monthly
54,911	53,437	—	1/28/25	Federal Funds	CryoPort Inc —	1,467
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,716	23,254	—	1/28/25	Federal Funds	CSX Corp —	389
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
38,725	38,753	—	1/28/25	Federal Funds	Cubic Corp —	(32)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,425	28,935	—	1/28/25	Federal Funds	Cue Biopharma	(519)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,568	15,869	—	1/28/25	Federal Funds	Cullen/Frost	588
				Effective Rate US	Bankers Inc —
				minus 0.23% —	Monthly
				Monthly
11,898	11,453	—	1/28/25	Federal Funds	CyberArk	444
				Effective Rate US	Software Ltd —
				minus 0.23% —	Monthly
				Monthly
19,342	18,097	—	1/28/25	Federal Funds	CYBERDYNE Inc —	1,194
				Effective Rate US	Monthly
				minus 3.25% —
				Monthly
3,923	3,719	—	1/28/25	Federal Funds	Daio Paper	204
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
13,806	13,115	—	1/28/25	Federal Funds	Daiwa House	418
				Effective Rate US	REIT Investment
				minus 0.30% —	Corp — Monthly
				Monthly
1,429	1,374	—	1/28/25	Federal Funds	Daseke Inc —	55
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

84 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,106	$22,359	$—	1/28/25	Federal Funds	Davide Campari-	$744
				Effective Rate US	Milano NV —
				minus 0.30% —	Monthly
				Monthly
5,205	5,063	—	1/28/25	Federal Funds	DBV Technologies	113
				Effective Rate US	SA — Monthly
				minus 8.63% —
				Monthly
2,413	2,420	—	1/28/25	Federal Funds	DDS Inc —	(13)
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
21,029	20,278	—	1/28/25	Federal Funds	Delivery Hero	747
				Effective Rate US	SE — Monthly
				minus 0.30% —
				Monthly
7,004	6,886	—	1/28/25	Federal Funds	Dentsu Group	72
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
4,885	3,784	—	1/28/25	Federal Funds	Digital Media	1,096
				Effective Rate US	Solutions Inc —
				minus 5.97% —	Monthly
				Monthly
40,915	40,700	—	1/28/25	Federal Funds	Direct Line	212
				Effective Rate US	Insurance Group
				minus 0.30% —	PLC — Monthly
				Monthly
4,863	4,608	—	1/28/25	Federal Funds	DLE Inc —	248
				Effective Rate US	Monthly
				minus 13.63% —
				Monthly
43,710	42,875	—	1/28/25	Federal Funds	Dorman Products	830
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
25,076	25,645	—	1/28/25	Federal Funds	DS Smith PLC —	(574)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
2,946	2,801	—	1/28/25	Federal Funds	DyDo Group	127
				Effective Rate US	Holdings Inc —
				minus 0.79% —	Monthly
				Monthly
1,403	1,364	—	1/28/25	Federal Funds	DZS Inc —	38
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
54,292	52,655	—	1/28/25	Federal Funds	Eagle Bancorp	1,369
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,760	$19,423	$—	1/28/25	Federal Funds	Eagle Bulk	$1,326
				Effective Rate US	Shipping Inc —
				minus 0.97% —	Monthly
				Monthly
4,861	4,939	—	1/28/25	Federal Funds	East Japan	(78)
				Effective Rate US	Railway Co —
				minus 0.30% —	Monthly
				Monthly
37,506	36,937	—	1/28/25	Federal Funds	easyJet PLC —	564
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
25,829	25,038	—	1/28/25	Federal Funds	Ebix Inc —	784
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,329	13,096	—	1/28/25	Federal Funds	Edulab Inc —	101
				Effective Rate US	Monthly
				minus 14.50% —
				Monthly
12,800	12,411	—	1/28/25	Federal Funds	El Puerto de	373
				Effective Rate US	Liverpool SAB de
				minus 1.63% —	CV — Monthly
				Monthly
18,078	18,829	—	1/28/25	Federal Funds	Elanco Animal	(753)
				Effective Rate US	Health Inc —
				minus 0.23% —	Monthly
				Monthly
18,023	16,368	—	1/28/25	Federal Funds	Embraer SA	1,654
				Effective Rate US	ADR — Monthly
				minus 0.23% —
				Monthly
4,214	4,047	—	1/28/25	Federal Funds	Enad Global 7	152
				Effective Rate US	AB — Monthly
				minus 28.88% —
				Monthly
5,233	5,124	—	1/28/25	Federal Funds	Ence Energia y	107
				Effective Rate US	Celulosa SA —
				minus 3.50% —	Monthly
				Monthly
40,548	38,804	—	1/28/25	Federal Funds	Enerpac Tool	1,740
				Effective Rate US	Group Corp —
				minus 0.23% —	Monthly
				Monthly
4,939	4,700	—	1/28/25	Federal Funds	Eneti Inc —	239
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,094	17,159	—	1/28/25	Federal Funds	Equifax Inc —	891
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

86 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$28,318	$28,084	$—	1/28/25	Federal Funds	Erie Indemnity	$231
				Effective Rate US	Co — Monthly
				minus 0.23% —
				Monthly
10,632	9,445	—	1/28/25	Federal Funds	Eros STX Global	1,172
				Effective Rate US	Corp — Monthly
				minus 1.67% —
				Monthly
3,455	3,314	—	1/28/25	Federal Funds	Esperion	126
				Effective Rate US	Therapeutics
				minus 3.77% —	Inc — Monthly
				Monthly
50,890	50,830	—	1/28/25	Federal Funds	Ethan Allen	54
				Effective Rate US	Interiors Inc —
				minus 0.23% —	Monthly
				Monthly
37,177	33,918	—	1/28/25	Federal Funds	Eton	3,129
				Effective Rate US	Pharmaceuticals
				minus 5.37% —	Inc — Monthly
				Monthly
10,829	9,985	—	1/28/25	Federal Funds	euglena Co Ltd —	830
				Effective Rate US	Monthly
				minus 1.63% —
				Monthly
19,090	18,659	—	1/28/25	Federal Funds	Eurofins Scientific	428
				Effective Rate US	SE — Monthly
				minus 0.30% —
				Monthly
1,754	1,669	—	1/28/25	Federal Funds	Eventbrite Inc —	85
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,257	11,123	—	1/28/25	Federal Funds	Everest Re Group	133
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
50,268	45,823	—	1/28/25	Federal Funds	EVI Industries	4,379
				Effective Rate US	Inc — Monthly
				minus 2.12% —
				Monthly
38,560	36,866	—	1/28/25	Federal Funds	Evo Payments	1,690
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,766	16,583	—	1/28/25	Federal Funds	Expedia Group	182
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
14,512	14,362	—	1/28/25	Federal Funds	Farfetch Ltd —	149
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 87

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,695	$36,633	$—	1/28/25	Federal Funds	Farmland	$43
				Effective Rate US	Partners Inc —
				minus 0.77% —	Monthly
				Monthly
16,061	15,599	—	1/28/25	Federal Funds	Fastly Inc —	460
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
47,231	45,421	—	1/28/25	Federal Funds	FB Financial	1,688
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
18,436	17,954	—	1/28/25	Federal Funds	FDK Corp —	414
				Effective Rate US	Monthly
				minus 4.25% —
				Monthly
30,845	25,857	—	1/28/25	Federal Funds	Fidelity D&D	4,783
				Effective Rate US	Bancorp Inc —
				minus 2.57% —	Monthly
				Monthly
26,633	26,358	—	1/28/25	Federal Funds	Fidelity National	272
				Effective Rate US	Information
				minus 0.23% —	Services Inc —
				Monthly	Monthly
10,308	9,727	—	1/28/25	Federal Funds	Fila SpA —	578
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,361	4,278	—	1/28/25	Federal Funds	FINDEX Inc —	83
				Effective Rate US	Monthly
				minus 1.38% —
				Monthly
34,899	33,509	—	1/28/25	Federal Funds	First Bancorp Inc/	1,379
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
984	934	—	1/28/25	Federal Funds	First BanCorp/	44
				Effective Rate US	Puerto Rico —
				minus 0.23% —	Monthly
				Monthly
56,408	51,748	—	1/28/25	Federal Funds	First Bank/	4,502
				Effective Rate US	Hamilton NJ —
				minus 0.23% —	Monthly
				Monthly
883	845	—	1/28/25	Federal Funds	First Guaranty	39
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
42,989	44,125	—	1/28/25	Federal Funds	FirstGroup PLC —	(1,141)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

88 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,956	$20,305	$—	1/28/25	Federal Funds	Fiserv Inc —	$651
				Effective Rate US	Monthly
minus 0.23% —
Monthly
32,304	30,896	—	1/28/25	Federal Funds	Five Below Inc —	1,404
				Effective Rate US	Monthly
minus 0.23% —
Monthly
17,130	16,736	—	1/28/25	Federal Funds	Floor & Decor	392
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
Monthly
11,351	11,123	—	1/28/25	Federal Funds	Flughafen Zurich	227
				Effective Rate US	AG — Monthly
minus 0.30% —
Monthly
13,078	12,741	—	1/28/25	Federal Funds	Fomento	335
				Effective Rate US	Economico
				minus 0.23% —	Mexicano SAB de
				Monthly	CV ADR — Monthly
15,424	15,438	—	1/28/25	Federal Funds	Formosa	(18)
				Effective Rate US	Chemicals & Fibre
				minus 0.40% —	Corp — Monthly
Monthly
16,052	16,157	—	1/28/25	Federal Funds	Formosa Sumco	(298)
				Effective Rate US	Technology
				minus 17.00% —	Corp — Monthly
Monthly
4,738	4,593	—	1/28/25	Federal Funds	Forterra PLC —	144
				Effective Rate US	Monthly
minus 0.30% —
Monthly
26,439	25,708	—	1/28/25	Federal Funds	Four Corners	728
				Effective Rate US	Property Trust
				minus 0.23% —	Inc — Monthly
Monthly
52,589	47,173	—	1/28/25	Federal Funds	Fox Factory	5,411
				Effective Rate US	Holding Corp —
				minus 0.23% —	Monthly
Monthly
29,494	27,636	—	1/28/25	Federal Funds	Franklin	1,855
				Effective Rate US	Resources Inc —
				minus 0.23% —	Monthly
Monthly
13,080	12,621	—	1/28/25	Federal Funds	Fraport AG	451
				Effective Rate US	Frankfurt
				minus 1.00% —	Airport Services
				Monthly	Worldwide —
Monthly

PanAgora Market Neutral Fund 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,178	$40,163	$—	1/28/25	Federal Funds	Frasers Group	$1,011
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
11,430	11,292	—	1/28/25	Federal Funds	Freni Brembo	136
				Effective Rate US	SpA — Monthly
				minus 0.30% —
				Monthly
6,712	6,689	—	1/28/25	Federal Funds	Fronteo Inc —	(23)
				Effective Rate US	Monthly
				minus 9.63% —
				Monthly
10,218	9,856	—	1/28/25	Federal Funds	Frontier	206
				Effective Rate US	Management
				minus 8.75% —	Inc — Monthly
				Monthly
20,825	20,350	—	1/28/25	Federal Funds	FUCHS	471
				Effective Rate US	PETROLUB SE
				minus 0.30% —	(Preference) —
				Monthly	Monthly
1,652	1,525	—	1/28/25	Federal Funds	FuelCell Energy	126
				Effective Rate US	Inc — Monthly
				minus 0.62% —
				Monthly
18,101	17,325	—	1/28/25	Federal Funds	Fuji Kyuko Co	766
				Effective Rate US	Ltd — Monthly
				minus 0.88% —
				Monthly
7,488	7,531	—	1/28/25	Federal Funds	Fujio Food Group	(78)
				Effective Rate US	Inc — Monthly
				minus 3.38% —
				Monthly
5,494	5,375	—	1/28/25	Federal Funds	Fujita Kanko	118
				Effective Rate US	Inc — Monthly
				minus 0.88% —
				Monthly
4,525	4,340	—	1/28/25	Federal Funds	Furukawa Battery	180
				Effective Rate US	Co Ltd/The —
				minus 10.25% —	Monthly
				Monthly
13,825	12,766	—	1/28/25	Federal Funds	FVCBankcorp	1,057
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
25,450	25,225	—	1/28/25	Federal Funds	Galectin	131
				Effective Rate US	Therapeutics
				minus 5.82% —	Inc — Monthly
				Monthly
38,705	37,274	—	1/28/25	Federal Funds	Games Workshop	1,426
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly

90 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,302	$3,663	$—	1/28/25	Federal Funds	GameStop	$(439)
				Effective Rate US	Corp — Monthly
				minus 1.77% —
				Monthly
906	843	—	1/28/25	Federal Funds	GAN Ltd —	63
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,563	10,114	—	1/28/25	Federal Funds	GDS Holdings Ltd	449
				Effective Rate US	ADR — Monthly
				minus 0.23% —
				Monthly
1,380	1,360	—	1/28/25	Federal Funds	Genasys Inc —	19
				Effective Rate US	Monthly
				minus 0.57% —
				Monthly
31,079	31,931	—	1/28/25	Federal Funds	Genco Shipping	(854)
				Effective Rate US	& Trading Ltd —
				minus 0.57% —	Monthly
				Monthly
27,730	26,973	—	1/28/25	Federal Funds	General	573
				Effective Rate US	Dynamics Corp —
				minus 0.23% —	Monthly
				Monthly
9,378	10,350	—	1/28/25	Federal Funds	Genscript Biotech	(975)
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
27,823	28,386	—	1/28/25	Federal Funds	Genting	(702)
				Effective Rate US	Plantations
				minus 6.25% —	Bhd — Monthly
				Monthly
23,332	22,970	—	1/28/25	Federal Funds	German American	237
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
4,890	4,813	—	1/28/25	Federal Funds	Giken Ltd —	44
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,108	5,037	—	1/28/25	Federal Funds	GL events —	71
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,363	16,829	—	1/28/25	Federal Funds	Global Payments	532
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,242	16,282	—	1/28/25	Federal Funds	GMO Payment	956
				Effective Rate US	Gateway Inc —
				minus 0.30% —	Monthly
				Monthly

PanAgora Market Neutral Fund 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,646	$42,624	$—	1/28/25	Federal Funds	Go-Ahead Group	$1,017
				Effective Rate US	PLC/The —
				minus 0.30% —	Monthly
				Monthly
4,490	4,284	—	1/28/25	Federal Funds	GomSpace Group	188
				Effective Rate US	AB — Monthly
				minus 34.00% —
				Monthly
5,566	5,693	—	1/28/25	Federal Funds	Good Com Asset	(130)
				Effective Rate US	Co Ltd — Monthly
				minus 5.25% —
				Monthly
4,646	4,211	—	1/28/25	Federal Funds	Gossamer Bio	434
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
46,221	43,800	—	1/28/25	Federal Funds	Granite	2,416
				Effective Rate US	Construction
				minus 0.23% —	Inc — Monthly
				Monthly
42,293	40,540	—	1/28/25	Federal Funds	Great Western	1,734
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
1,135	1,048	—	1/28/25	Federal Funds	GreenSky Inc —	86
				Effective Rate US	Monthly
				minus 1.27% —
				Monthly
20,954	19,181	—	1/28/25	Federal Funds	Greggs PLC —	1,773
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
1,322	1,252	—	1/28/25	Federal Funds	Grid Dynamics	68
				Effective Rate US	Holdings Inc —
				minus 1.27% —	Monthly
				Monthly
12,500	11,805	—	1/28/25	Federal Funds	Grocery Outlet	694
				Effective Rate US	Holding Corp —
				minus 0.23% —	Monthly
				Monthly
1,041	1,172	—	1/28/25	Federal Funds	Groupon Inc —	(131)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,353	12,740	—	1/28/25	Federal Funds	Growthpoint	606
				Effective Rate US	Properties Ltd —
				minus 0.90% —	Monthly
				Monthly
886	801	—	1/28/25	Federal Funds	GTT	45
				Effective Rate US	Communications
				minus 21.77% —	Inc — Monthly
				Monthly

92 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,426	$6,231	$—	1/28/25	Federal Funds	GTY Technology	$195
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
9,811	9,128	—	1/28/25	Federal Funds	Haier Smart	681
				Effective Rate US	Home Co Ltd —
				minus 0.40% —	Monthly
				Monthly
33,528	32,542	—	1/28/25	Federal Funds	Hamilton Lane	983
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
10,814	10,370	—	1/28/25	Federal Funds	Harvey Norman	441
				Effective Rate US	Holdings Ltd —
				minus 0.45% —	Monthly
				Monthly
11,508	11,339	—	1/28/25	Federal Funds	Hawthorn	168
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
1,027	931	—	1/28/25	Federal Funds	HC2 Holdings	95
				Effective Rate US	Inc — Monthly
				minus 0.57% —
				Monthly
12,772	12,075	—	1/28/25	Federal Funds	HEICO Corp —	696
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,512	14,933	—	1/28/25	Federal Funds	HEICO Corp —	578
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,534	4,526	—	1/28/25	Federal Funds	Heiwa Corp —	8
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
54,363	53,105	—	1/28/25	Federal Funds	Helios	1,254
				Effective Rate US	Technologies
				minus 0.23% —	Inc — Monthly
				Monthly
21,717	20,878	—	1/28/25	Federal Funds	Hella GmbH & Co	835
				Effective Rate US	KGaA — Monthly
				minus 0.30% —
				Monthly
8,067	8,246	—	1/28/25	Federal Funds	Helloworld Travel	(297)
				Effective Rate US	Ltd — Monthly
				minus 20.63% —
				Monthly
8,705	8,690	—	1/28/25	Federal Funds	Henderson Land	13
				Effective Rate US	Development Co
				minus 0.40% —	Ltd — Monthly
				Monthly

PanAgora Market Neutral Fund 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,287	$5,985	$—	1/28/25	Federal Funds	Heroz Inc —	$232
				Effective Rate US	Monthly
				minus 16.25% —
				Monthly
2,904	2,712	—	1/28/25	Federal Funds	HF Foods Group	185
				Effective Rate US	Inc — Monthly
				minus 2.37% —
				Monthly
21,117	21,421	—	1/28/25	Federal Funds	Highwealth	(322)
				Effective Rate US	Construction
				minus 1.24% —	Corp — Monthly
				Monthly
4,684	4,574	—	1/28/25	Federal Funds	Hitachi Ltd —	109
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
14,149	15,326	—	1/28/25	Federal Funds	HLB Inc —	(1,260)
				Effective Rate US	Monthly
				minus 5.25% —
				Monthly
1,582	1,520	—	1/28/25	Federal Funds	Home Bancorp	51
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
10,300	9,859	—	1/28/25	Federal Funds	Homology	439
				Effective Rate US	Medicines Inc —
				minus 0.23% —	Monthly
				Monthly
38,745	36,684	—	1/28/25	Federal Funds	Hooker Furniture	2,058
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
17,674	17,481	—	1/28/25	Federal Funds	Hormel Foods	98
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
47,600	45,242	—	1/28/25	Federal Funds	Hostess Brands	2,353
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,515	9,212	—	1/28/25	Federal Funds	House Do Co	262
				Effective Rate US	Ltd — Monthly
				minus 5.25% —
				Monthly
20,778	20,523	—	1/28/25	Federal Funds	Huazhu Group Ltd	252
				Effective Rate US	ADR — Monthly
				minus 0.23% —
				Monthly
9,442	9,316	—	1/28/25	Federal Funds	Hufvudstaden	124
				Effective Rate US	AB — Monthly
				minus 0.30% —
				Monthly

94 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,025	$21,175	$—	1/28/25	Federal Funds	Hulic Co Ltd —	$506
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,319	16,711	—	1/28/25	Federal Funds	Hyatt Hotels	607
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
6,347	6,260	—	1/28/25	Federal Funds	Hyundai Heavy	(355)
				Effective Rate US	Industries
				minus 0.40% —	Holdings Co Ltd —
				Monthly	Monthly
47,575	45,982	—	1/28/25	Federal Funds	I3 Verticals Inc —	1,588
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,849	17,354	—	1/28/25	Federal Funds	IAA Inc — Monthly	493
				Effective Rate US
				minus 0.23% —
				Monthly
4,790	4,608	—	1/28/25	Federal Funds	Ibstock PLC —	182
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
57,431	51,440	—	1/28/25	Federal Funds	Ichor Holdings	5,986
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
18,279	17,165	—	1/28/25	Federal Funds	ICON PLC —	1,114
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,066	7,801	—	1/28/25	Federal Funds	IDEA Consultants	110
				Effective Rate US	Inc — Monthly
				minus 1.75% —
				Monthly
17,407	17,577	—	1/28/25	Federal Funds	IGNIS Ltd —	(258)
				Effective Rate US	Monthly
				minus 8.25% —
				Monthly
1,016	985	—	1/28/25	Federal Funds	iHeartMedia	31
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,069	13,053	—	1/28/25	Federal Funds	IHH Healthcare	(1)
				Effective Rate US	Bhd — Monthly
				minus 3.00% —
				Monthly
4,349	4,563	—	1/28/25	Federal Funds	Immunovia AB —	(233)
				Effective Rate US	Monthly
				minus 35.38% —
				Monthly

PanAgora Market Neutral Fund 95

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$87,930	$81,955	$—	1/28/25	Federal Funds	Independent	$5,613
				Effective Rate US	Bank Group Inc —
				minus 0.23% —	Monthly
				Monthly
6,944	6,493	—	1/28/25	Federal Funds	Indus Realty Trust	238
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,203	17,275	—	1/28/25	Federal Funds	Industries Qatar	(104)
				Effective Rate US	QSC — Monthly
				minus 1.50% —
				Monthly
12,109	10,725	—	1/28/25	Federal Funds	Innovative	1,383
				Effective Rate US	Industrial
				minus 0.23% —	Properties Inc —
				Monthly	Monthly
4,791	4,641	—	1/28/25	Federal Funds	Innoviva Inc —	150
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
40,039	37,161	—	1/28/25	Federal Funds	Inseego Corp —	2,782
				Effective Rate US	Monthly
				minus 2.07% —
				Monthly
51,247	47,865	—	1/28/25	Federal Funds	Intellicheck Inc —	3,342
				Effective Rate US	Monthly
				minus 1.17% —
				Monthly
9,727	9,393	—	1/28/25	Federal Funds	Inter Action	330
				Effective Rate US	Corp — Monthly
				minus 4.00% —
				Monthly
40,586	38,956	—	1/28/25	Federal Funds	InterContinental	1,625
				Effective Rate US	Hotels Group
				minus 0.30% —	PLC — Monthly
				Monthly
4,042	4,078	—	1/28/25	Federal Funds	Intercure Ltd —	(36)
				Effective Rate US	Monthly
				minus 6.50% —
				Monthly
13,800	13,320	—	1/28/25	Federal Funds	International	119
				Effective Rate US	Business
				minus 0.23% —	Machines Corp —
				Monthly	Monthly
12,340	11,654	—	1/28/25	Federal Funds	Investar Holding	641
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
23,534	22,268	—	1/28/25	Federal Funds	Iovance	1,263
				Effective Rate US	Biotherapeutics
				minus 0.23% —	Inc — Monthly
				Monthly

96 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,566	$20,234	$—	1/28/25	Federal Funds	IPG Photonics	$332
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
6,914	7,042	—	1/28/25	Federal Funds	iQIYI Inc ADR —	(129)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,430	9,062	—	1/28/25	Federal Funds	Iriso Electronics	366
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
4,960	4,754	—	1/28/25	Federal Funds	Irongate Group —	205
				Effective Rate US	Monthly
				minus 1.00% —
				Monthly
21,806	21,868	—	1/28/25	Federal Funds	Isetan Mitsukoshi	(65)
				Effective Rate US	Holdings Ltd —
				minus 0.30% —	Monthly
				Monthly
3,185	3,177	—	1/28/25	Federal Funds	Ishikawa	(21)
				Effective Rate US	Seisakusho Ltd —
				minus 10.00% —	Monthly
				Monthly
19,733	19,722	—	1/28/25	Federal Funds	iStar Inc —	(113)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,284	14,537	—	1/28/25	Federal Funds	ITM Power PLC —	738
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,343	5,310	—	1/28/25	Federal Funds	Itokuro Inc —	(3)
				Effective Rate US	Monthly
				minus 8.75% —
				Monthly
53,159	51,822	—	1/28/25	Federal Funds	J Sainsbury	1,333
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
4,998	4,770	—	1/28/25	Federal Funds	J. Front Retailing	143
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
14,248	13,344	—	1/28/25	Federal Funds	James Hardie	564
				Effective Rate US	Industries PLC —
				minus 0.79% —	Monthly
				Monthly
2,673	2,601	—	1/28/25	Federal Funds	Japan Display	67
				Effective Rate US	Inc — Monthly
				minus 2.25% —
				Monthly

PanAgora Market Neutral Fund 97

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,166	$20,614	$—	1/28/25	Federal Funds	Jardine Matheson	$542
				Effective Rate US	Holdings Ltd —
				minus 0.68% —	Monthly
				Monthly
40,806	39,358	—	1/28/25	Federal Funds	JD Sports Fashion	1,446
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
3,155	3,085	—	1/28/25	Federal Funds	JDC Corp —	12
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
2,883	2,823	—	1/28/25	Federal Funds	JINS Holdings	53
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
3,520	3,531	—	1/28/25	Federal Funds	Jollibee Foods	(18)
				Effective Rate US	Corp — Monthly
				minus 2.50% —
				Monthly
7,526	7,335	—	1/28/25	Federal Funds	JTEKT Corp —	190
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,964	4,924	—	1/28/25	Federal Funds	Juventus Football	17
				Effective Rate US	Club SpA —
				minus 4.75% —	Monthly
				Monthly
16,166	15,854	—	1/28/25	Federal Funds	Kakaku.com	309
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
24,318	20,437	—	1/28/25	Federal Funds	Kaman Corp —	3,878
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,725	6,319	—	1/28/25	Federal Funds	Keikyu Corp —	405
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
953	897	—	1/28/25	Federal Funds	Kennametal Inc —	52
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
30,233	29,330	—	1/28/25	Federal Funds	Keurig Dr Pepper	900
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,872	5,714	—	1/28/25	Federal Funds	KeyHolder Inc —	48
				Effective Rate US	Monthly
				minus 11.50% —
				Monthly

98 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,242	$18,901	$—	1/28/25	Federal Funds	Kingspan Group	$338
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
14,655	14,644	—	1/28/25	Federal Funds	Knorr-Bremse	8
				Effective Rate US	AG — Monthly
				minus 0.30% —
				Monthly
7,808	7,661	—	1/28/25	Federal Funds	Koei Chemical Co	144
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
14,821	14,492	—	1/28/25	Federal Funds	Komax Holding	296
				Effective Rate US	AG — Monthly
				minus 3.25% —
				Monthly
9,903	9,853	—	1/28/25	Federal Funds	Komipharm	46
				Effective Rate US	International Co
				minus 0.40% —	Ltd — Monthly
				Monthly
56,731	53,827	—	1/28/25	Federal Funds	Kontoor Brands	2,899
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,932	5,595	—	1/28/25	Federal Funds	Koolearn	252
				Effective Rate US	Technology
				minus 12.75% —	Holding Ltd —
				Monthly	Monthly
10,695	10,521	—	1/28/25	Federal Funds	Kornit Digital	173
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
4,886	4,890	—	1/28/25	Federal Funds	Kotobuki Spirits	(4)
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
3,362	3,298	—	1/28/25	Federal Funds	Kourakuen	59
				Effective Rate US	Holdings Corp —
				minus 2.00% —	Monthly
				Monthly
9,977	9,703	—	1/28/25	Federal Funds	Krystal Biotech	272
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,278	5,133	—	1/28/25	Federal Funds	Kudan Inc —	90
				Effective Rate US	Monthly
				minus 14.00% —
				Monthly
12,149	11,905	—	1/28/25	Federal Funds	Kumiai Chemical	127
				Effective Rate US	Industry Co Ltd —
				minus 0.30% —	Monthly
				Monthly

PanAgora Market Neutral Fund 99

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,108	$7,828	$—	1/28/25	Federal Funds	Kuraray Co Ltd —	$150
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
22,525	22,183	—	1/28/25	Federal Funds	Lancaster Colony	339
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
4,214	4,194	—	1/28/25	Federal Funds	Lannett Co Inc —	20
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,351	12,896	—	1/28/25	Federal Funds	Las Vegas Sands	455
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,642	11,588	—	1/28/25	Federal Funds	LDC SA — Monthly	53
				Effective Rate US
				minus 0.30% —
				Monthly
13,534	11,024	—	1/28/25	Federal Funds	LendingTree Inc —	2,508
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
2,182	2,137	—	1/28/25	Federal Funds	Leopalace21	41
				Effective Rate US	Corp — Monthly
				minus 2.13% —
				Monthly
21,646	21,949	—	1/28/25	Federal Funds	Liberty	(306)
				Effective Rate US	Broadband
				minus 0.23% —	Corp — Monthly
				Monthly
14,387	13,945	—	1/28/25	Federal Funds	Liberty Media	441
				Effective Rate US	Corp-Liberty
				minus 0.23% —	SiriusXM —
				Monthly	Monthly
9,930	9,828	—	1/28/25	Federal Funds	Lifestyle	100
				Effective Rate US	International
				minus 0.40% —	Holdings Ltd —
				Monthly	Monthly
1,176	1,125	—	1/28/25	Federal Funds	Limelight	51
				Effective Rate US	Networks Inc —
				minus 0.23% —	Monthly
				Monthly
52,591	52,402	—	1/28/25	Federal Funds	Lindsay Corp —	80
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,087	13,531	—	1/28/25	Federal Funds	Littelfuse Inc —	555
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

100 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$30,857	$30,301	$—	1/28/25	Federal Funds	Live Nation	$553
				Effective Rate US	Entertainment
				minus 0.23% —	Inc — Monthly
				Monthly
68,104	65,250	—	1/28/25	Federal Funds	Live Oak	2,848
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
36,605	37,358	—	1/28/25	Federal Funds	LiveXLive Media	(805)
				Effective Rate US	Inc — Monthly
				minus 1.72% —
				Monthly
16,748	16,813	—	1/28/25	Federal Funds	LIXIL Corp —	(68)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
18,238	17,307	—	1/28/25	Federal Funds	Loews Corp —	906
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,752	23,415	—	1/28/25	Federal Funds	Lotte Shopping	(238)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
19,293	17,962	—	1/28/25	Federal Funds	M&T Bank Corp —	1,199
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,808	21,458	—	1/28/25	Federal Funds	Mack-Cali Realty	2,348
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
52,980	50,515	—	1/28/25	Federal Funds	MACOM	2,460
				Effective Rate US	Technology
				minus 0.23% —	Solutions
				Monthly	Holdings Inc —
					Monthly
24,021	23,659	—	1/28/25	Federal Funds	Madison Square	359
				Effective Rate US	Garden Sports
				minus 0.23% —	Corp — Monthly
				Monthly
11,052	10,777	—	1/28/25	Federal Funds	Maeda Kosen Co	270
				Effective Rate US	Ltd — Monthly
				minus 0.79% —
				Monthly
20,420	20,976	—	1/28/25	Federal Funds	Malvern Bancorp	(580)
				Effective Rate US	Inc — Monthly
				minus 0.62% —
				Monthly

PanAgora Market Neutral Fund 101

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,884	$4,638	$—	1/28/25	Federal Funds	Mani Inc —	$224
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
51,978	49,631	—	1/28/25	Federal Funds	MannKind Corp —	2,343
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
32,999	30,715	—	1/28/25	Federal Funds	Marker	2,096
				Effective Rate US	Therapeutics
				minus 9.68% —	Inc — Monthly
				Monthly
7,559	7,265	—	1/28/25	Federal Funds	Maruwa Unyu	282
				Effective Rate US	Kikan Co Ltd —
				minus 2.03% —	Monthly
				Monthly
58,964	57,791	—	1/28/25	Federal Funds	Marvell	1,166
				Effective Rate US	Technology
				minus 0.23% —	Group Ltd —
				Monthly	Monthly
12,885	12,451	—	1/28/25	Federal Funds	Matsuya Co Ltd —	432
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
843	839	—	1/28/25	Federal Funds	Maui Land &	3
				Effective Rate US	Pineapple Co
				minus 0.23% —	Inc — Monthly
				Monthly
14,364	15,073	—	1/28/25	Federal Funds	Maxar	(710)
				Effective Rate US	Technologies
				minus 0.23% —	Inc — Monthly
				Monthly
14,077	13,990	—	1/28/25	Federal Funds	McCormick & Co	85
				Effective Rate US	Inc/MD — Monthly
				minus 0.23% —
				Monthly
17,275	16,697	—	1/28/25	Federal Funds	McDonald’s	471
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,207	11,244	—	1/28/25	Federal Funds	McDonald’s	(118)
				Effective Rate US	Holdings Co
				minus 0.30% —	Japan Ltd —
				Monthly	Monthly
27,312	25,070	—	1/28/25	Federal Funds	Medallia Inc —	2,238
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
51,617	49,586	—	1/28/25	Federal Funds	Medifast Inc —	1,681
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

102 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,783	$24,240	$—	1/28/25	Federal Funds	Melexis NV —	$(461)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,511	5,333	—	1/28/25	Federal Funds	Mereo Biopharma	154
				Effective Rate US	Group PLC ADR —
				minus 25.57% —	Monthly
				Monthly
32,978	31,438	—	1/28/25	Federal Funds	Metrocity	1,289
				Effective Rate US	Bankshares Inc —
				minus 1.17% —	Monthly
				Monthly
12,519	12,118	—	1/28/25	Federal Funds	Meyer Burger	386
				Effective Rate US	Technology AG —
				minus 2.13% —	Monthly
				Monthly
13,638	14,275	—	1/28/25	Federal Funds	MGM China	(651)
				Effective Rate US	Holdings Ltd —
				minus 1.50% —	Monthly
				Monthly
44,600	41,011	—	1/28/25	Federal Funds	MGP Ingredients	3,585
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
33,323	33,639	—	1/28/25	Federal Funds	Midland States	(703)
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
55,199	53,692	—	1/28/25	Federal Funds	Milestone	1,268
				Effective Rate US	Scientific Inc —
				minus 5.88% —	Monthly
				Monthly
7,536	7,360	—	1/28/25	Federal Funds	MinebeaMitsumi	175
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
10,050	9,938	—	1/28/25	Federal Funds	Minor	103
				Effective Rate US	International
				minus 1.50% —	PCL — Monthly
				Monthly
11,248	10,976	—	1/28/25	Federal Funds	MISUMI Group	270
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
38,729	36,021	—	1/28/25	Federal Funds	Mitchells &	2,704
				Effective Rate US	Butlers PLC —
				minus 0.56% —	Monthly
				Monthly
5,268	4,331	—	1/28/25	Federal Funds	Mitchells &	938
				Effective Rate US	Butlers PLC
				minus 0.00% —	(Rights) —
				Monthly	Monthly

PanAgora Market Neutral Fund 103

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,065	$14,166	$—	1/28/25	Federal Funds	Mitsubishi Motors	$(103)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
4,499	4,245	—	1/28/25	Federal Funds	MJ Gleeson PLC —	253
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
15,919	15,576	—	1/28/25	Federal Funds	Mondelez	341
				Effective Rate US	International
				minus 0.23% —	Inc — Monthly
				Monthly
27,472	26,629	—	1/28/25	Federal Funds	MongoDB Inc —	840
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,628	22,162	—	1/28/25	Federal Funds	MonotaRO Co	425
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
51,870	49,468	—	1/28/25	Federal Funds	Monro Inc —	2,397
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,053	22,170	—	1/28/25	Federal Funds	Mowi ASA —	845
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
12,553	11,885	—	1/28/25	Federal Funds	MTU Aero Engines	666
				Effective Rate US	AG — Monthly
				minus 0.30% —
				Monthly
2,531	2,458	—	1/28/25	Federal Funds	Nagaileben Co	72
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
2,450	2,411	—	1/28/25	Federal Funds	Nankai Electric	38
				Effective Rate US	Railway Co Ltd —
				minus 0.30% —	Monthly
				Monthly
27,535	25,346	—	1/28/25	Federal Funds	NantHealth Inc —	2,074
				Effective Rate US	Monthly
				minus 5.91% —
				Monthly
13,876	13,859	—	1/28/25	Federal Funds	Nanya	12
				Effective Rate US	Technology
				minus 0.40% —	Corp — Monthly
				Monthly
36,526	35,415	—	1/28/25	Federal Funds	National	1,107
				Effective Rate US	Bankshares Inc —
				minus 0.23% —	Monthly
				Monthly

104 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,635	$21,934	$—	1/28/25	Federal Funds	National	$566
				Effective Rate US	Instruments
				minus 0.23% —	Corp — Monthly
				Monthly
4,526	4,385	—	1/28/25	Federal Funds	Natuzzi SpA	112
				Effective Rate US	ADR — Monthly
				minus 32.37% —
				Monthly
21,450	20,300	—	1/28/25	Federal Funds	NCR Corp —	1,148
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,876	18,687	—	1/28/25	Federal Funds	Netmarble	28
				Effective Rate US	Corp — Monthly
				minus 2.75% —
				Monthly
5,134	4,760	—	1/28/25	Federal Funds	Network	373
				Effective Rate US	International
				minus 0.30% —	Holdings PLC —
				Monthly	Monthly
33,282	30,821	—	1/28/25	Federal Funds	NewAge Inc —	2,408
				Effective Rate US	Monthly
				minus 2.32% —
				Monthly
19,453	19,257	—	1/28/25	Federal Funds	Nexstar Media	97
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
39,561	38,444	—	1/28/25	Federal Funds	Next PLC —	1,111
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,682	17,445	—	1/28/25	Federal Funds	Nice Ltd ADR —	235
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,929	4,676	—	1/28/25	Federal Funds	Niitaka Co Ltd —	253
				Effective Rate US	Monthly
				minus 1.88% —
				Monthly
7,227	7,058	—	1/28/25	Federal Funds	Nippon Densetsu	167
				Effective Rate US	Kogyo Co Ltd —
				minus 0.30% —	Monthly
				Monthly
9,115	9,287	—	1/28/25	Federal Funds	Nippon Rietec Co	(228)
				Effective Rate US	Ltd — Monthly
				minus 8.00% —
				Monthly
11,617	11,252	—	1/28/25	Federal Funds	Nippon Sanso	363
				Effective Rate US	Holdings Corp —
				minus 0.30% —	Monthly
				Monthly

PanAgora Market Neutral Fund 105

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,595	$16,174	$—	1/28/25	Federal Funds	Nissan Motor Co	$418
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
32,285	27,941	—	1/28/25	Federal Funds	NN Inc — Monthly	4,341
				Effective Rate US
				minus 0.23% —
				Monthly
8,310	8,063	—	1/28/25	Federal Funds	Nokia Oyj ADR —	231
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,362	19,714	—	1/28/25	Federal Funds	Northfield	488
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
39,170	38,223	—	1/28/25	Federal Funds	Northwest	429
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
16,109	16,320	—	1/28/25	Federal Funds	Norwood	(403)
				Effective Rate US	Financial Corp —
				minus 0.57% —	Monthly
				Monthly
4,911	4,704	—	1/28/25	Federal Funds	Nova Measuring	207
				Effective Rate US	Instruments
				minus 0.23% —	Ltd — Monthly
				Monthly
51,698	49,491	—	1/28/25	Federal Funds	Novanta Inc —	2,201
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,452	7,476	—	1/28/25	Federal Funds	Novozymes A/S —	(26)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,660	7,622	—	1/28/25	Federal Funds	NTT Data Corp —	37
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
53,269	50,907	—	1/28/25	Federal Funds	NV5 Global Inc —	2,356
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,184	7,139	—	1/28/25	Federal Funds	Obara Group	37
				Effective Rate US	Inc — Monthly
				minus 1.13% —
				Monthly
19,120	18,176	—	1/28/25	Federal Funds	Ocado Group	940
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly

106 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$1,197	$1,152	$—	1/28/25	Federal Funds	OceanFirst	$36
				Effective Rate US	Financial Corp —
				minus 0.23% —	Monthly
				Monthly
6,051	5,845	—	1/28/25	Federal Funds	Odakyu Electric	205
				Effective Rate US	Railway Co Ltd —
				minus 0.30% —	Monthly
				Monthly
2,903	2,767	—	1/28/25	Federal Funds	Odawara	133
				Effective Rate US	Engineering Co
				minus 7.25% —	Ltd — Monthly
				Monthly
41,902	40,783	—	1/28/25	Federal Funds	OFG Bancorp —	1,115
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,966	17,942	—	1/28/25	Federal Funds	Ollie’s Bargain	1,022
				Effective Rate US	Outlet Holdings
				minus 0.23% —	Inc — Monthly
				Monthly
19,521	17,308	—	1/28/25	Federal Funds	Omeros Corp —	2,196
				Effective Rate US	Monthly
				minus 1.42% —
				Monthly
18,996	18,420	—	1/28/25	Federal Funds	Omnicom Group	575
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,484	17,316	—	1/28/25	Federal Funds	ON	166
				Effective Rate US	Semiconductor
				minus 0.23% —	Corp — Monthly
				Monthly
37,083	35,458	—	1/28/25	Federal Funds	OneSpaWorld	1,622
				Effective Rate US	Holdings Ltd —
				minus 0.23% —	Monthly
				Monthly
54,227	51,592	—	1/28/25	Federal Funds	Onto Innovation	2,630
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,493	16,181	—	1/28/25	Federal Funds	Open Door Inc —	283
				Effective Rate US	Monthly
				minus 3.00% —
				Monthly
10,657	10,132	—	1/28/25	Federal Funds	Oracle Corp	524
				Effective Rate US	Japan — Monthly
				minus 0.30% —
				Monthly
3,692	3,708	—	1/28/25	Federal Funds	Orchard	(16)
				Effective Rate US	Therapeutics PLC
				minus 0.23% —	ADR — Monthly
				Monthly

PanAgora Market Neutral Fund 107

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$51,444	$53,630	$—	1/28/25	Federal Funds	Organogenesis	$(2,230)
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
32,816	30,921	—	1/28/25	Federal Funds	Orgenesis Inc —	1,863
				Effective Rate US	Monthly
				minus 1.37% —
				Monthly
15,013	14,561	—	1/28/25	Federal Funds	Oriental Land	450
				Effective Rate US	Co Ltd/Japan —
				minus 0.30% —	Monthly
				Monthly
754	689	—	1/28/25	Federal Funds	Orion Energy	65
				Effective Rate US	Systems Inc —
				minus 0.23% —	Monthly
				Monthly
9,350	8,932	—	1/28/25	Federal Funds	Oro Co Ltd —	412
				Effective Rate US	Monthly
				minus 4.63% —
				Monthly
9,166	8,954	—	1/28/25	Federal Funds	OSG Corp —	157
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
58,618	55,884	—	1/28/25	Federal Funds	Oxford Industries	2,522
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,041	4,841	—	1/28/25	Federal Funds	Pack Corp/The —	200
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,922	8,723	—	1/28/25	Federal Funds	Pact Group	59
				Effective Rate US	Holdings Ltd —
				minus 0.45% —	Monthly
				Monthly
1,417	1,392	—	1/28/25	Federal Funds	PAM	24
				Effective Rate US	Transportation
				minus 0.23% —	Services Inc —
				Monthly	Monthly
22,911	22,751	—	1/28/25	Federal Funds	Pan Pacific	128
				Effective Rate US	International
				minus 0.30% —	Holdings Corp —
				Monthly	Monthly
54,721	55,082	—	1/28/25	Federal Funds	PAR Technology	(366)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
13,662	13,583	—	1/28/25	Federal Funds	Park24 Co Ltd —	77
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

108 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$956	$929	$—	1/28/25	Federal Funds	Parsons Corp —	$27
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,079	18,920	—	1/28/25	Federal Funds	Partners	135
				Effective Rate US	Bancorp —
				minus 2.57% —	Monthly
				Monthly
47,736	42,840	—	1/28/25	Federal Funds	PAVmed Inc —	4,771
				Effective Rate US	Monthly
				minus 7.08% —
				Monthly
5,429	5,141	—	1/28/25	Federal Funds	PDL Community	287
				Effective Rate US	Bancorp —
				minus 0.23% —	Monthly
				Monthly
30,640	29,454	—	1/28/25	Federal Funds	Penns Woods	1,183
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
27,155	26,580	—	1/28/25	Federal Funds	Penske	404
				Effective Rate US	Automotive
				minus 0.23% —	Group Inc —
				Monthly	Monthly
4,890	4,756	—	1/28/25	Federal Funds	PeptiDream Inc —	133
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,284	7,907	—	1/28/25	Federal Funds	Persol Holdings	376
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
18,037	17,308	—	1/28/25	Federal Funds	Philip Morris	728
				Effective Rate US	International
				minus 0.23% —	Inc — Monthly
				Monthly
40,659	39,567	—	1/28/25	Federal Funds	Phoenix Group	1,087
				Effective Rate US	Holdings PLC —
				minus 0.30% —	Monthly
				Monthly
6,157	5,886	—	1/28/25	Federal Funds	PICO Holdings	270
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
11,656	11,125	—	1/28/25	Federal Funds	Pinduoduo Inc	529
				Effective Rate US	ADR — Monthly
				minus 0.23% —
				Monthly
13,556	13,007	—	1/28/25	Federal Funds	Ping An	544
				Effective Rate US	Healthcare and
				minus 1.00% —	Technology Co
				Monthly	Ltd — Monthly

PanAgora Market Neutral Fund 109

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$875	$633	$—	1/28/25	Federal Funds	Ping Identity	$242
				Effective Rate US	Holding Corp —
				minus 0.23% —	Monthly
				Monthly
1,737	1,587	—	1/28/25	Federal Funds	Pixelworks Inc —	150
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
26,072	25,310	—	1/28/25	Federal Funds	Planet Fitness	759
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,411	6,556	—	1/28/25	Federal Funds	PointsBet	843
				Effective Rate US	Holdings Ltd —
				minus 2.13% —	Monthly
				Monthly
175	158	—	1/28/25	Federal Funds	PointsBet	16
				Effective Rate US	Holdings Ltd
				minus 7.13% —	(Warrants) —
				Monthly	Monthly
11,791	11,410	—	1/28/25	Federal Funds	PolyNovo Ltd —	377
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
18,183	18,001	—	1/28/25	Federal Funds	POSCO Chemical	33
				Effective Rate US	Co Ltd — Monthly
				minus 2.75% —
				Monthly
9,127	8,934	—	1/28/25	Federal Funds	Post Holdings	192
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
26,433	26,774	—	1/28/25	Federal Funds	PRADA SpA —	(349)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
17,158	16,978	—	1/28/25	Federal Funds	Premier Inc —	83
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
32,099	31,825	—	1/28/25	Federal Funds	Prestige	271
				Effective Rate US	Consumer
				minus 0.23% —	Healthcare Inc —
				Monthly	Monthly
19,888	18,615	—	1/28/25	Federal Funds	Principal	1,087
				Effective Rate US	Financial Group
				minus 0.23% —	Inc — Monthly
				Monthly
6,608	6,529	—	1/28/25	Federal Funds	Prored Partners	49
				Effective Rate US	Co Ltd — Monthly
				minus 5.25% —
				Monthly

110 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$44,711	$43,717	$—	1/28/25	Federal Funds	Provident	$493
				Effective Rate US	Financial Services
				minus 0.23% —	Inc — Monthly
				Monthly
18,254	16,883	—	1/28/25	Federal Funds	Prudential	1,364
				Effective Rate US	Bancorp Inc —
				minus 0.57% —	Monthly
				Monthly
20,387	20,500	—	1/28/25	Federal Funds	QTS Realty Trust	(115)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
1,201	1,181	—	1/28/25	Federal Funds	Quotient	20
				Effective Rate US	Technology Inc —
				minus 0.23% —	Monthly
				Monthly
52,380	52,060	—	1/28/25	Federal Funds	Rafael Holdings	316
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
3,597	3,480	—	1/28/25	Federal Funds	Raksul Inc —	105
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
4,234	4,226	—	1/28/25	Federal Funds	Ramsay Generale	(9)
				Effective Rate US	de Sante —
				minus 5.25% —	Monthly
				Monthly
21,775	19,911	—	1/28/25	Federal Funds	RAPT	1,862
				Effective Rate US	Therapeutics
				minus 0.23% —	Inc — Monthly
				Monthly
51,527	50,518	—	1/28/25	Federal Funds	RealReal Inc/	1,004
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
21,348	20,662	—	1/28/25	Federal Funds	Reata	684
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
10,034	10,115	—	1/28/25	Federal Funds	Reckitt Benckiser	(83)
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly
5,189	4,954	—	1/28/25	Federal Funds	Recruit Holdings	234
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
24,523	23,432	—	1/28/25	Federal Funds	Red Violet Inc —	1,054
				Effective Rate US	Monthly
				minus 2.27% —
				Monthly

PanAgora Market Neutral Fund 111

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$63,415	$58,950	$—	1/28/25	Federal Funds	Regis Corp —	$4,453
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,891	24,138	—	1/28/25	Federal Funds	Relmada	744
				Effective Rate US	Therapeutics
				minus 0.72% —	Inc — Monthly
				Monthly
23,729	23,030	—	1/28/25	Federal Funds	Renesas	694
				Effective Rate US	Electronics
				minus 0.30% —	Corp — Monthly
				Monthly
11,210	11,044	—	1/28/25	Federal Funds	Repligen Corp —	165
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
42,844	39,025	—	1/28/25	Federal Funds	Resonant Inc —	3,674
				Effective Rate US	Monthly
				minus 4.17% —
				Monthly
65,527	63,018	—	1/28/25	Federal Funds	Restaurant	2,503
				Effective Rate US	Group PLC/The —
				minus 0.30% —	Monthly
				Monthly
9,534	9,198	—	1/28/25	Federal Funds	Retail Estates	335
				Effective Rate US	NV — Monthly
				minus 0.30% —
				Monthly
58,619	55,704	—	1/28/25	Federal Funds	REV Group Inc —	2,910
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
2,581	2,209	—	1/28/25	Federal Funds	Roadrunner	368
				Effective Rate US	Transportation
				minus 2.55% —	Systems Inc —
				Monthly	Monthly
4,355	4,247	—	1/28/25	Federal Funds	Rock Field Co	106
				Effective Rate US	Ltd — Monthly
				minus 0.75% —
				Monthly
15,811	15,570	—	1/28/25	Federal Funds	Rockwell	170
				Effective Rate US	Automation Inc —
				minus 0.23% —	Monthly
				Monthly
7,827	7,092	—	1/28/25	Federal Funds	Rockwell Medical	726
				Effective Rate US	Inc — Monthly
				minus 1.82% —
				Monthly
16,524	15,457	—	1/28/25	Federal Funds	Rollins Inc —	1,066
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

112 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,426	$17,371	$—	1/28/25	Federal Funds	Roper	$53
				Effective Rate US	Technologies
				minus 0.23% —	Inc — Monthly
				Monthly
27,404	27,081	—	1/28/25	Federal Funds	RSA Insurance	318
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly
19,062	17,698	—	1/28/25	Federal Funds	Rubius	1,347
				Effective Rate US	Therapeutics
				minus 0.82% —	Inc — Monthly
				Monthly
13,251	13,446	—	1/28/25	Federal Funds	Ruentex	(211)
				Effective Rate US	Industries Ltd —
				minus 1.50% —	Monthly
				Monthly
30,217	29,347	—	1/28/25	Federal Funds	Ryanair Holdings	866
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
19,907	19,762	—	1/28/25	Federal Funds	S&P Global Inc —	98
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
34,447	33,530	—	1/28/25	Federal Funds	S&T Bancorp	589
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
820	826	—	1/28/25	Federal Funds	Safeguard	(7)
				Effective Rate US	Scientifics Inc —
				minus 0.23% —	Monthly
				Monthly
32,046	29,814	—	1/28/25	Federal Funds	Safehold Inc —	2,229
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,428	12,990	—	1/28/25	Federal Funds	salesforce.com	1,438
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
1,737	1,674	—	1/28/25	Federal Funds	Sally Beauty	62
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
17,735	17,692	—	1/28/25	Federal Funds	Samsung Heavy	38
				Effective Rate US	Industries Co
				minus 0.40% —	Ltd — Monthly
				Monthly
46,427	44,645	—	1/28/25	Federal Funds	Sandy Spring	1,397
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 113

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,401	$8,166	$—	1/28/25	Federal Funds	Sanrio Co Ltd —	$232
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,420	4,989	—	1/28/25	Federal Funds	SAS AB — Monthly	429
				Effective Rate US
				minus 5.00% —
				Monthly
4,574	4,484	—	1/28/25	Federal Funds	Sawai	89
				Effective Rate US	Pharmaceutical
				minus 0.30% —	Co Ltd — Monthly
				Monthly
4,608	4,276	—	1/28/25	Federal Funds	Scandinavian	316
				Effective Rate US	Enviro Systems
				minus 32.63% —	AB — Monthly
				Monthly
13,082	13,262	—	1/28/25	Federal Funds	scPharmaceu-	(181)
				Effective Rate US	ticals Inc —
				minus 0.23% —	Monthly
				Monthly
6,410	6,098	—	1/28/25	Federal Funds	SEC Carbon Ltd —	283
				Effective Rate US	Monthly
				minus 5.25% —
				Monthly
7,764	7,589	—	1/28/25	Federal Funds	Securitas AB —	174
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,338	4,337	—	1/28/25	Federal Funds	Sedana Medical	2
				Effective Rate US	AB — Monthly
				minus 0.30% —
				Monthly
10,815	11,158	—	1/28/25	Federal Funds	Sembcorp	(361)
				Effective Rate US	Industries Ltd —
				minus 2.13% —	Monthly
				Monthly
6,588	6,567	—	1/28/25	Federal Funds	Sembcorp Marine	8
				Effective Rate US	Ltd — Monthly
				minus 2.25% —
				Monthly
11,453	11,027	—	1/28/25	Federal Funds	Senior PLC —	424
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
9,881	9,550	—	1/28/25	Federal Funds	Seritage Growth	322
				Effective Rate US	Properties —
				minus 1.17% —	Monthly
				Monthly
4,234	3,875	—	1/28/25	Federal Funds	Serverworks Co	313
				Effective Rate US	Ltd — Monthly
				minus 10.88% —
				Monthly

114 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,403	$4,107	$—	1/28/25	Federal Funds	SFC Energy AG —	$293
				Effective Rate US	Monthly
				minus 7.13% —
				Monthly
13,156	13,219	—	1/28/25	Federal Funds	Sharp Corp/	(67)
				Effective Rate US	Japan — Monthly
				minus 0.30% —
				Monthly
13,450	13,555	—	1/28/25	Federal Funds	Shenzhen	(120)
				Effective Rate US	Expressway Co
				minus 1.50% —	Ltd — Monthly
				Monthly
4,382	4,312	—	1/28/25	Federal Funds	Shima Seiki	70
				Effective Rate US	Manufacturing
				minus 0.30% —	Ltd — Monthly
				Monthly
50,290	46,587	—	1/28/25	Federal Funds	Shockwave	3,697
				Effective Rate US	Medical Inc —
				minus 0.62% —	Monthly
				Monthly
2,707	2,648	—	1/28/25	Federal Funds	Shoei Foods	39
				Effective Rate US	Corp — Monthly
				minus 1.13% —
				Monthly
6,687	6,807	—	1/28/25	Federal Funds	Shop Apotheke	(128)
				Effective Rate US	Europe NV —
				minus 1.50% —	Monthly
				Monthly
15,601	15,726	—	1/28/25	Federal Funds	Shui On Land	(131)
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
17,800	17,949	—	1/28/25	Federal Funds	Siemens Gamesa	(153)
				Effective Rate US	Renewable
				minus 0.30% —	Energy SA —
				Monthly	Monthly
6,227	6,055	—	1/28/25	Federal Funds	SIGA	172
				Effective Rate US	Technologies
				minus 0.23% —	Inc — Monthly
				Monthly
14,015	13,537	—	1/28/25	Federal Funds	Signature Bank/	478
				Effective Rate US	New York NY —
				minus 0.23% —	Monthly
				Monthly
928	900	—	1/28/25	Federal Funds	Silverlake Axis	27
				Effective Rate US	Ltd — Monthly
				minus 1.50% —
				Monthly
1,270	1,230	—	1/28/25	Federal Funds	Simmons First	40
				Effective Rate US	National Corp —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 115

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$30,350	$30,133	$—	1/28/25	Federal Funds	Simply Good	$214
				Effective Rate US	Foods Co/The —
				minus 0.23% —	Monthly
				Monthly
11,369	11,951	—	1/28/25	Federal Funds	Singapore Airlines	(587)
				Effective Rate US	Ltd — Monthly
				minus 0.79% —
				Monthly
20,203	19,320	—	1/28/25	Federal Funds	Sinopec Shanghai	685
				Effective Rate US	Petrochemical
				minus 16.17% —	Co Ltd ADR —
				Monthly	Monthly
697	585	—	1/28/25	Federal Funds	SiTime Corp —	112
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,220	19,493	—	1/28/25	Federal Funds	SJM Holdings	723
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
19,010	18,300	—	1/28/25	Federal Funds	Skechers USA	709
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
12,568	12,215	—	1/28/25	Federal Funds	SkiStar AB —	350
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
3,699	3,461	—	1/28/25	Federal Funds	SLM Solutions	236
				Effective Rate US	Group AG —
				minus 3.75% —	Monthly
				Monthly
9,345	9,475	—	1/28/25	Federal Funds	Smaregi Inc —	(237)
				Effective Rate US	Monthly
				minus 15.00% —
				Monthly
60,971	57,382	—	1/28/25	Federal Funds	SMART Global	3,583
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
10,818	11,122	—	1/28/25	Federal Funds	Smart Metering	(423)
				Effective Rate US	Systems PLC —
				minus 2.75% —	Monthly
				Monthly
25,525	23,822	—	1/28/25	Federal Funds	Smartsheet Inc —	1,700
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,696	6,491	—	1/28/25	Federal Funds	SMC Corp —	204
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

116 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,989	$20,160	$—	1/28/25	Federal Funds	Snow Peak Inc —	$(308)
				Effective Rate US	Monthly
				minus 2.50% —
				Monthly
11,463	11,507	—	1/28/25	Federal Funds	SOHO China	(66)
				Effective Rate US	Ltd — Monthly
				minus 2.75% —
				Monthly
16,332	15,810	—	1/28/25	Federal Funds	SolarEdge	520
				Effective Rate US	Technologies
				minus 0.23% —	Inc — Monthly
				Monthly
5,041	5,025	—	1/28/25	Federal Funds	SOSiLA Logistics	16
				Effective Rate US	REIT Inc —
				minus 0.30% —	Monthly
				Monthly
2,349	2,315	—	1/28/25	Federal Funds	Sotetsu Holdings	33
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
3,645	3,478	—	1/28/25	Federal Funds	Sourcenext	158
				Effective Rate US	Corp — Monthly
				minus 3.75% —
				Monthly
45,817	45,752	—	1/28/25	Federal Funds	Southern	(263)
				Effective Rate US	National Bancorp
				minus 0.23% —	of Virginia Inc —
				Monthly	Monthly
631,486	613,140	—	1/28/25	Federal Funds	SPDR S&P 500	18,120
				Effective Rate US	ETF Trust —
				minus 0.23% —	Monthly
				Monthly
3,678	3,512	—	1/28/25	Federal Funds	Splitit Ltd —	132
				Effective Rate US	Monthly
				minus 10.00% —
				Monthly
22,090	20,287	—	1/28/25	Federal Funds	Spotify	1,800
				Effective Rate US	Technology SA —
				minus 0.23% —	Monthly
				Monthly
46,400	46,015	—	1/28/25	Federal Funds	SSP Group Plc —	380
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
49,475	48,266	—	1/28/25	Federal Funds	St Joe Co/The —	1,203
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,287	18,808	—	1/28/25	Federal Funds	Stagecoach	477
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly

PanAgora Market Neutral Fund 117

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,580	$19,229	$—	1/28/25	Federal Funds	Starbucks Corp —	$(732)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
46,830	46,487	—	1/28/25	Federal Funds	StarTek Inc —	336
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,464	23,094	—	1/28/25	Federal Funds	Stericycle Inc —	1,368
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
1,165	1,151	—	1/28/25	Federal Funds	Sterling Bancorp	13
				Effective Rate US	Inc/MI — Monthly
				minus 0.57% —
				Monthly
10,062	9,583	—	1/28/25	Federal Funds	Sterling Bancorp/	478
				Effective Rate US	DE — Monthly
				minus 0.23% —
				Monthly
50,289	47,633	—	1/28/25	Federal Funds	Sterling	2,651
				Effective Rate US	Construction Co
				minus 0.23% —	Inc — Monthly
				Monthly
45,316	47,770	—	1/28/25	Federal Funds	Stitch Fix Inc —	(2,461)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
38,251	37,791	—	1/28/25	Federal Funds	Stoke	456
				Effective Rate US	Therapeutics
				minus 0.23% —	Inc — Monthly
				Monthly
32,028	31,235	—	1/28/25	Federal Funds	StoneCo Ltd —	791
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,290	13,021	—	1/28/25	Federal Funds	Storytel AB —	230
				Effective Rate US	Monthly
				minus 3.75% —
				Monthly
1,420	1,312	—	1/28/25	Federal Funds	Stratus	108
				Effective Rate US	Properties Inc —
				minus 0.23% —	Monthly
				Monthly
22,939	22,621	—	1/28/25	Federal Funds	Sumitomo	314
				Effective Rate US	Bakelite Co Ltd —
				minus 0.30% —	Monthly
				Monthly
4,180	3,852	—	1/28/25	Federal Funds	Summit Ascent	327
				Effective Rate US	Holdings Ltd —
				minus 1.38% —	Monthly
				Monthly

118 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,965	$4,706	$—	1/28/25	Federal Funds	Suncity Group	$206
				Effective Rate US	Holdings Ltd —
				minus 20.35% —	Monthly
				Monthly
2,284	2,227	—	1/28/25	Federal Funds	SuRaLa Net Co	44
				Effective Rate US	Ltd — Monthly
				minus 6.38% —
				Monthly
11,326	11,069	—	1/28/25	Federal Funds	SWK Holdings	253
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
13,211	13,304	—	1/28/25	Federal Funds	Syneos Health	(94)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
19,817	19,915	—	1/28/25	Federal Funds	T-Mobile US Inc —	(100)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,007	10,825	—	1/28/25	Federal Funds	Taiwan High	164
				Effective Rate US	Speed Rail
				minus 2.50% —	Corp — Monthly
				Monthly
4,899	4,796	—	1/28/25	Federal Funds	Takara & Co Ltd —	103
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,590	5,436	—	1/28/25	Federal Funds	Takara Bio Inc —	154
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,692	5,638	—	1/28/25	Federal Funds	Taki Chemical Co	(6)
				Effective Rate US	Ltd — Monthly
				minus 3.63% —
				Monthly
8,921	9,271	—	1/28/25	Federal Funds	Tateru Inc —	(366)
				Effective Rate US	Monthly
				minus 2.38% —
				Monthly
10,750	10,890	—	1/28/25	Federal Funds	TAV Havalimanlari	(190)
				Effective Rate US	Holding A/S —
				minus 6.50% —	Monthly
				Monthly
44,952	46,061	—	1/28/25	Federal Funds	Ted Baker PLC —	(1,123)
				Effective Rate US	Monthly
				minus 3.13% —
				Monthly
27,364	26,504	—	1/28/25	Federal Funds	Tejon Ranch Co —	858
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 119

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,759	$17,808	$—	1/28/25	Federal Funds	Teledyne	$949
				Effective Rate US	Technologies
				minus 0.23% —	Inc — Monthly
				Monthly
20,420	20,304	—	1/28/25	Federal Funds	Teleflex Inc —	114
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,539	21,950	—	1/28/25	Federal Funds	TherapeuticsMD	1,542
				Effective Rate US	Inc — Monthly
				minus 2.52% —
				Monthly
10,539	10,409	—	1/28/25	Federal Funds	Tobila Systems	114
				Effective Rate US	Inc — Monthly
				minus 5.91% —
				Monthly
12,854	12,167	—	1/28/25	Federal Funds	Tokai Carbon Co	553
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
18,249	18,085	—	1/28/25	Federal Funds	Tokyo Base Co	136
				Effective Rate US	Ltd — Monthly
				minus 2.88% —
				Monthly
10,557	10,205	—	1/28/25	Federal Funds	Tokyu REIT Inc —	136
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
23,826	23,231	—	1/28/25	Federal Funds	Tootsie Roll	591
				Effective Rate US	Industries Inc —
				minus 0.23% —	Monthly
				Monthly
5,137	4,981	—	1/28/25	Federal Funds	Torikizoku	151
				Effective Rate US	Holdings Co Ltd —
				minus 8.25% —	Monthly
				Monthly
7,754	7,498	—	1/28/25	Federal Funds	Toyo Seikan	255
				Effective Rate US	Group Holdings
				minus 0.30% —	Ltd — Monthly
				Monthly
46,049	33,553	—	1/28/25	Federal Funds	TPI Composites	12,491
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
21,683	22,347	—	1/28/25	Federal Funds	Tradeweb	(690)
				Effective Rate US	Markets Inc —
				minus 0.23% —	Monthly
				Monthly
7,463	7,347	—	1/28/25	Federal Funds	Trainline PLC —	115
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

120 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,013	$19,011	$—	1/28/25	Federal Funds	Transcontinental	$1,997
				Effective Rate US	Realty Investors
				minus 0.82% —	Inc — Monthly
				Monthly
13,641	13,405	—	1/28/25	Federal Funds	Traton SE —	221
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
8,925	8,471	—	1/28/25	Federal Funds	Treasury Wine	452
				Effective Rate US	Estates Ltd —
				minus 0.45% —	Monthly
				Monthly
19,311	19,061	—	1/28/25	Federal Funds	Trex Co Inc —	247
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
25,713	26,868	—	1/28/25	Federal Funds	Trinity Industries	(1,399)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,772	9,121	—	1/28/25	Federal Funds	Triumph Group	650
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
6,204	5,668	—	1/28/25	Federal Funds	Trivago NV ADR —	533
				Effective Rate US	Monthly
				minus 2.31% —
				Monthly
17,448	16,412	—	1/28/25	Federal Funds	Tsingtao Brewery	1,033
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
45,282	44,093	—	1/28/25	Federal Funds	Tucows Inc —	1,146
				Effective Rate US	Monthly
				minus 1.12% —
				Monthly
6,115	6,273	—	1/28/25	Federal Funds	Tufin Software	(159)
				Effective Rate US	Technologies
				minus 0.23% —	Ltd — Monthly
				Monthly
12,406	12,664	—	1/28/25	Federal Funds	Turk Hava	(398)
				Effective Rate US	Yollari Anonim
				minus 15.75% —	Ortakligi —
				Monthly	Monthly
38,813	35,940	—	1/28/25	Federal Funds	Turtle Beach	2,869
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
4,975	4,867	—	1/28/25	Federal Funds	UK Commercial	108
				Effective Rate US	Property REIT
				minus 0.30% —	Ltd — Monthly
				Monthly

PanAgora Market Neutral Fund 121

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,504	$21,429	$—	1/28/25	Federal Funds	Umicore SA —	$71
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,384	7,910	—	1/28/25	Federal Funds	Unicharm Corp —	442
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
18,566	17,893	—	1/28/25	Federal Funds	Unilever	641
				Effective Rate US	Indonesia Tbk
				minus 4.00% —	PT — Monthly
				Monthly
7,590	7,596	—	1/28/25	Federal Funds	Union	(136)
				Effective Rate US	Bankshares Inc/
				minus 7.32% —	Morrisville VT —
				Monthly	Monthly
15,203	14,829	—	1/28/25	Federal Funds	Union Pacific	302
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
8,062	7,726	—	1/28/25	Federal Funds	Unipres Corp —	336
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
43,557	41,236	—	1/28/25	Federal Funds	United	2,317
				Effective Rate US	Bankshares Inc/
				minus 0.23% —	WV — Monthly
				Monthly
20,462	19,354	—	1/28/25	Federal Funds	UNITY	1,099
				Effective Rate US	Biotechnology
				minus 0.67% —	Inc — Monthly
				Monthly
54,374	54,904	—	1/28/25	Federal Funds	Upwork Inc —	(535)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,383	3,905	—	1/28/25	Federal Funds	UroGen Pharma	473
				Effective Rate US	Ltd — Monthly
				minus 1.22% —
				Monthly
7,619	7,107	—	1/28/25	Federal Funds	US Ecology Inc —	511
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
1,036	999	—	1/28/25	Federal Funds	US Xpress	37
				Effective Rate US	Enterprises Inc —
				minus 0.23% —	Monthly
				Monthly
14,707	14,222	—	1/28/25	Federal Funds	Vail Resorts Inc —	483
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

122 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$52,241	$49,686	$—	1/28/25	Federal Funds	Valley National	$2,551
				Effective Rate US	Bancorp —
				minus 0.23% —	Monthly
				Monthly
3,693	3,732	—	1/28/25	Federal Funds	Veltra Corp —	(84)
				Effective Rate US	Monthly
				minus 19.38% —
				Monthly
15,822	15,318	—	1/28/25	Federal Funds	Verizon	329
				Effective Rate US	Communications
				minus 0.23% —	Inc — Monthly
				Monthly
27,000	24,418	—	1/28/25	Federal Funds	Verrica	2,564
				Effective Rate US	Pharmaceuticals
				minus 1.22% —	Inc — Monthly
				Monthly
1,253	1,172	—	1/28/25	Federal Funds	Viad Corp —	82
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
50,498	48,247	—	1/28/25	Federal Funds	Viavi Solutions	2,245
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
25,873	20,886	—	1/28/25	Federal Funds	Virgin Galactic	4,941
				Effective Rate US	Holdings Inc —
				minus 1.27% —	Monthly
				Monthly
55,483	51,351	—	1/28/25	Federal Funds	VirnetX Holding	4,093
				Effective Rate US	Corp — Monthly
				minus 1.17% —
				Monthly
10,101	10,859	—	1/28/25	Federal Funds	Visionary	(845)
				Effective Rate US	Holdings Co Ltd —
				minus 10.25% —	Monthly
				Monthly
45,572	44,382	—	1/28/25	Federal Funds	Visteon Corp —	1,185
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,237	13,841	—	1/28/25	Federal Funds	Viva Biotech	258
				Effective Rate US	Holdings —
				minus 10.25% —	Monthly
				Monthly
4,653	4,308	—	1/28/25	Federal Funds	Vow ASA —	340
				Effective Rate US	Monthly
				minus 9.13% —
				Monthly
14,496	13,939	—	1/28/25	Federal Funds	Vroom Inc —	556
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 123

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,727	$12,800	$—	1/28/25	Federal Funds	W-Scope Corp —	$(140)
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
20,195	19,345	—	1/28/25	Federal Funds	Washington Real	848
				Effective Rate US	Estate Investment
				minus 0.23% —	Trust — Monthly
				Monthly
11,678	11,482	—	1/28/25	Federal Funds	Washtec AG —	194
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
12,375	12,304	—	1/28/25	Federal Funds	Waste	69
				Effective Rate US	Connections
				minus 0.25% —	Inc — Monthly
				Monthly
3,942	3,786	—	1/28/25	Federal Funds	WATAMI Co Ltd —	153
				Effective Rate US	Monthly
				minus 1.24% —
				Monthly
13,738	13,274	—	1/28/25	Federal Funds	Webster Financial	463
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
22,153	21,207	—	1/28/25	Federal Funds	Weir Group PLC/	942
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
54,350	54,012	—	1/28/25	Federal Funds	Welbilt Inc —	333
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
47,520	45,530	—	1/28/25	Federal Funds	WH Smith PLC —	1,984
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
24,553	23,903	—	1/28/25	Federal Funds	Wharf Real Estate	644
				Effective Rate US	Investment Co
				minus 0.40% —	Ltd — Monthly
				Monthly
42,117	39,637	—	1/28/25	Federal Funds	Whitbread PLC —	2,476
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
46,705	46,891	—	1/28/25	Federal Funds	WillScot Mobile	(190)
				Effective Rate US	Mini Holdings
				minus 0.23% —	Corp — Monthly
				Monthly
16,180	15,369	—	1/28/25	Federal Funds	Win	767
				Effective Rate US	Semiconductors
				minus 2.25% —	Corp — Monthly
				Monthly

124 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,592	$12,239	$—	1/28/25	Federal Funds	Wiwynn Corp —	$304
				Effective Rate US	Monthly
				minus 5.25% —
				Monthly
21,421	21,263	—	1/28/25	Federal Funds	Wix.com Ltd —	157
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,329	9,515	—	1/28/25	Federal Funds	Wrap	717
				Effective Rate US	Technologies
				minus 12.97% —	Inc — Monthly
				Monthly
9,924	9,325	—	1/28/25	Federal Funds	Wuxi Biologics	597
				Effective Rate US	Cayman Inc —
				minus 0.40% —	Monthly
				Monthly
18,745	17,365	—	1/28/25	Federal Funds	Wynn Macau	1,377
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
12,451	12,277	—	1/28/25	Federal Funds	X5 Retail Group	174
				Effective Rate US	NV GDR —
				minus 0.23% —	Monthly
				Monthly
26,364	26,448	—	1/28/25	Federal Funds	XBiotech Inc —	(164)
				Effective Rate US	Monthly
				minus 4.17% —
				Monthly
34,484	33,630	—	1/28/25	Federal Funds	XOMA Corp —	785
				Effective Rate US	Monthly
				minus 2.57% —
				Monthly
50,998	50,746	—	1/28/25	Federal Funds	Xperi Holding	247
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
28,115	27,751	—	1/28/25	Federal Funds	XPO Logistics	361
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,204	7,177	—	1/28/25	Federal Funds	Yamashin-Filter	3
				Effective Rate US	Corp — Monthly
				minus 3.50% —
				Monthly
7,929	7,886	—	1/28/25	Federal Funds	Yamato Holdings	42
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
7,057	6,728	—	1/28/25	Federal Funds	Yamazaki Baking	243
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 125

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited) cont.
Swap		Upfront	Termina-	Payments	Total return	Unrealized
counterparty/		premium	tion	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,723	$24,954	$—	1/28/25	Federal Funds	Yaskawa Electric	$708
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
4,573	4,419	—	1/28/25	Federal Funds	Yellow Cake	151
				Effective Rate US	PLC — Monthly
				minus 4.00% —
				Monthly
18,681	18,401	—	1/28/25	Federal Funds	Ypsomed Holding	268
				Effective Rate US	AG — Monthly
				minus 0.88% —
				Monthly
15,867	15,738	—	1/28/25	Federal Funds	Yum China	128
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
18,738	18,532	—	1/28/25	Federal Funds	Yum! Brands	114
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,594	13,705	—	1/28/25	Federal Funds	Zhen Ding	(128)
				Effective Rate US	Technology
				minus 1.63% —	Holding Ltd —
				Monthly	Monthly
22,711	24,328	—	1/28/25	Federal Funds	Zhenro	(1,650)
				Effective Rate US	Properties Group
				minus 1.91% —	Ltd — Monthly
				Monthly
30,958	33,675	—	1/28/25	Federal Funds	ZIOPHARM	(2,729)
				Effective Rate US	Oncology Inc —
				minus 0.84% —	Monthly
				Monthly
3,385	3,223	—	1/28/25	Federal Funds	Zojirushi Corp —	135
				Effective Rate US	Monthly
				minus 0.75% —
				Monthly
18,579	18,118	—	1/28/25	Federal Funds	ZTO Express	459
				Effective Rate US	Cayman Inc
				minus 0.23% —	ADR — Monthly
				Monthly

Upfront premium received		—		Unrealized appreciation		576,559
Upfront premium (paid)		—		Unrealized (depreciation)		(524,493)
Total		$—		Total		$52,066

126 PanAgora Market Neutral Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$540,662	$—	$—
Information technology	3,514	—	—
Total common stocks	544,176	—	—

Units	889,501	—	—
Warrants	269,218	—	—
Short-term investments	1,898,545	1,535,923	—
Totals by level	$3,601,440	$1,535,923	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$52,066	$—
Totals by level	$—	$52,066	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 127

Statement of assets and liabilities 2/28/21 (Unaudited)

ASSETS
Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $4,937,172)	$5,137,363
Dividends, interest and other receivables	3,255
Receivable for shares of the fund sold	1,109
Receivable for investments sold	1,895,659
Receivable from Manager (Note 2)	33,318
Unrealized appreciation on OTC swap contracts (Note 1)	576,559
Deposits with broker	3,455,595
Prepaid assets	35,359
Total assets	11,138,217

LIABILITIES
Payable for investments purchased	1,696,827
Payable for custodian fees (Note 2)	5,163
Payable for investor servicing fees (Note 2)	542
Payable for Trustee compensation and expenses (Note 2)	233
Payable for administrative services (Note 2)	26
Payable for distribution fees (Note 2)	3,396
Unrealized depreciation on OTC swap contracts (Note 1)	524,493
Other accrued expenses	48,474
Total liabilities	2,279,154

Net assets	$8,859,063

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$9,211,878
Total distributable earnings (Note 1)	(352,815)
Total — Representing net assets applicable to capital shares outstanding	$8,859,063

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($8,365,102 divided by 995,675 shares)	$8.40
Offering price per class A share (100/94.25 of $8.40)*	$8.91
Net asset value and offering price per class B share ($8,191 divided by 1,000 shares)**	$8.19
Net asset value and offering price per class C share ($8,191 divided by 1,000 shares)**	$8.19
Net asset value, offering price and redemption price per class R share
($8,332 divided by 1,000 shares)	$8.33
Net asset value, offering price and redemption price per class R6 share
($346,552 divided by 40,899 shares)	$8.47
Net asset value, offering price and redemption price per class Y share
($122,695 divided by 14,481 shares)	$8.47

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

128 PanAgora Market Neutral Fund

Statement of operations Six months ended 2/28/21 (Unaudited)

INVESTMENT INCOME
Interest	$1,034
Dividends	233
Total investment income	1,267

EXPENSES
Compensation of Manager (Note 2)	56,187
Investor servicing fees (Note 2)	1,606
Custodian fees (Note 2)	4,415
Trustee compensation and expenses (Note 2)	182
Distribution fees (Note 2)	10,278
Administrative services (Note 2)	147
Reports to shareholders	19,219
Auditing and tax fees	31,618
Blue sky expense	41,218
Other	990
Fees waived and reimbursed by Manager (Note 2)	(89,091)
Total expenses	76,769
Expense reduction (Note 2)	(675)
Net expenses	76,094

Net investment loss	(74,827)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	497,324
Foreign currency transactions (Note 1)	(2,099)
Swap contracts (Note 1)	(409,597)
Total net realized gain	85,628
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	167,646
Swap contracts	111,107
Total change in net unrealized appreciation	278,753

Net gain on investments	364,381

Net increase in net assets resulting from operations	$289,554

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 129

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/21*	Year ended 8/31/20
Operations
Net investment loss	$(74,827)	$(53,091)
Net realized gain (loss) on investments
and foreign currency transactions	85,628	(485,150)
Change in net unrealized appreciation (depreciation)
of investments	278,753	(68,564)
Net increase (decrease) in net assets resulting
from operations	289,554	(606,805)
Decrease from capital share transactions (Note 4)	(18,955)	(716,015)
Total increase (decrease) in net assets	270,599	(1,322,820)

NET ASSETS
Beginning of period	8,588,464	9,911,284
End of period	$8,859,063	$8,588,464

*Unaudited.

The accompanying notes are an integral part of these financial statements.

130 PanAgora Market Neutral Fund

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PanAgora Market Neutral Fund 131

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	turnover (%)
Class A
February 28, 2021**	$8.13	(.07)	.34	.27	—	—	$8.40	3.32*	$8,365	.89*	(.86)*	99*
August 31, 2020	8.66	(.05)	(.48)	(.53)	—	—	8.13	(6.12)	8,100	1.79	(.63)	84
August 31, 2019	9.32	.05	(.71)	(.66)	—	—	8.66	(7.08)	8,621	1.79	.61	—
August 31, 2018 †	10.00	(.02)	(.66)	(.68)	—	—	9.32	(6.80)*	9,275	1.69*	(.21)*	—
Class B
February 28, 2021**	$7.95	(.10)	.34	.24	—	—	$8.19	3.02*	$8	1.26*	(1.23)*	99*
August 31, 2020	8.53	(.11)	(.47)	(.58)	—	—	7.95	(6.80)	8	2.54	(1.38)	84
August 31, 2019	9.25	(.01)	(.71)	(.72)	—	—	8.53	(7.78)	9	2.54	(.14)	—
August 31, 2018 †	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40*	(.92)*	—
Class C
February 28, 2021**	$7.95	(.10)	.34	.24	—	—	$8.19	3.02*	$8	1.26*	(1.23)*	99*
August 31, 2020	8.53	(.11)	(.47)	(.58)	—	—	7.95	(6.80)	8	2.54	(1.38)	84
August 31, 2019	9.25	(.01)	(.71)	(.72)	—	—	8.53	(7.78)	9	2.54	(.14)	—
August 31, 2018 †	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40*	(.92)*	—
Class R
February 28, 2021**	$8.07	(.08)	.34	.26	—	—	$8.33	3.22*	$8	1.01*	(.98)*	99*
August 31, 2020	8.62	(.07)	(.48)	(.55)	—	—	8.07	(6.38)	8	2.04	(.88)	84
August 31, 2019	9.30	.03	(.71)	(.68)	—	—	8.62	(7.31)	9	2.04	.36	—
August 31, 2018 †	10.00	(.04)	(.66)	(.70)	—	—	9.30	(7.00)*	9	1.93*	(.45)*	—
Class R6
February 28, 2021**	$8.19	(.06)	.34	.28	—	—	$8.47	3.42*	$347	.77*	(.75)*	99*
August 31, 2020	8.70	(.01)[e]	(.50)	(.51)	—	—	8.19	(5.86)	346	1.55	(.13)[e]	84
August 31, 2019	9.34	.08	(.72)	(.64)	—	—	8.70	(6.85)	858	1.55	.87	—
August 31, 2018 †	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	971	1.46*	.13*	—
Class Y
February 28, 2021**	$8.19	(.06)	.34	.28	—	—	$8.47	3.42*	$123	.76*	(.74)*	99*
August 31, 2020	8.70	—[e,f]	(.51)	(.51)	—	—	8.19	(5.86)	119	1.54	.02[e]	84
August 31, 2019	9.34	.08	(.72)	(.64)	—	—	8.70	(6.85)	399	1.54	.86	—
August 31, 2018 †	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	431	1.45*	.11*	—

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

132 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 133

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period September 21, 2017 (commencement of operations) to August 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
February 28, 2021	1.02%
August 31, 2020	1.94
August 31, 2019	1.67
August 31, 2018	3.71

e The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

134 PanAgora Market Neutral Fund

Notes to financial statements 2/28/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2020 through February 28, 2021.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long and short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts, although it may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies. The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

In addition, PanAgora may invest up to 25% of the fund’s net assets in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”).

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately

PanAgora Market Neutral Fund 135

ten years. Effective March 1, 2021, class C shares will generally convert to class A shares after approximately eight years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various

136 PanAgora Market Neutral Fund

relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

PanAgora Market Neutral Fund 137

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of

138 PanAgora Market Neutral Fund

the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $673,196 to its fiscal year ending August 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and August 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and August 31, 2020).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $4,879,849, resulting in gross unrealized appreciation and depreciation of $846,821 and $537,241, respectively, or net unrealized appreciation of $309,580.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter.

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.645% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage,

PanAgora Market Neutral Fund 139

interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $89,091 as a result of this limit.

PanAgora, an affiliate of Putnam Management, is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,493	Class R6	87
Class B	1	Class Y	22
Class C	1	Total	$1,606
Class R	2

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $675 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $6, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to

140 PanAgora Market Neutral Fund

Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$10,178
Class B	1.00%	1.00%	40
Class C	1.00%	1.00%	40
Class R	1.00%	0.50%	20
Total			$10,278

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,899,075	$2,537,424
U.S. government securities (Long-term)	—	—
Total	$1,899,075	$2,537,424

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 2/28/21		YEAR ENDED 8/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	90	$745	2,898	$23,611
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	90	745	2,898	23,611
Shares repurchased	(1,068)	(8,897)	(2,257)	(18,768)
Net increase (decrease)	(978)	$(8,152)	641	$4,843

	SIX MONTHS ENDED 2/28/21		YEAR ENDED 8/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

PanAgora Market Neutral Fund 141

	SIX MONTHS ENDED 2/28/21		YEAR ENDED 8/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	YEAR ENDED 8/31/20 *
Class M	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	—	—
	—	—
Shares repurchased	(1,000)	(8,516)
Net decrease	(1,000)	$(8,516)

	SIX MONTHS ENDED 2/28/21		YEAR ENDED 8/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	SIX MONTHS ENDED 2/28/21		YEAR ENDED 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	3,756	$31,499	32,036	$264,080
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	3,756	31,499	32,036	264,080
Shares repurchased	(5,060)	(42,302)	(88,463)	(725,462)
Net decrease	(1,304)	$(10,803)	(56,427)	$(461,382)

	SIX MONTHS ENDED 2/28/21		YEAR ENDED 8/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	13,132	$113,557
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	13,132	113,557
Shares repurchased	—	—	(44,482)	(364,517)
Net decrease	—	$—	(31,350)	$(250,960)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

142 PanAgora Market Neutral Fund

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.83%	$8,349,600
Class B	1,000	100.00	8,191
Class C	1,000	100.00	8,191
Class R	1,000	100.00	8,332

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 6: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$30,200,000
Warrants (number of warrants)	140,000

PanAgora Market Neutral Fund 143

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Investments, Receivables	$845,777	Payables	$524,493
Total		$845,777		$524,493

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Swaps	Total
Equity contracts	$138,719	$(409,597)	$(270,878)
Total	$138,719	$(409,597)	$(270,878)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Swaps	Total
Equity contracts	$80,943	$111,107	$192,050
Total	$80,943	$111,107	$192,050

144 PanAgora Market Neutral Fund

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co.
	International PLC	Total
Assets:
OTC Total return swap contracts*#	$576,559	$576,559
Total Assets	$576,559	$576,559
Liabilities:
OTC Total return swap contracts*#	$524,493	$524,493
Total Liabilities	$524,493	$524,493
Total Financial and Derivative Net Assets	$52,066	$52,066
Total collateral received (pledged)†##	$(3,455,595)
Net amount	$3,507,661
Controlled collateral received (including TBA
commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$(3,455,595)	$(3,455,595)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities and/or Deposits with broker on the Statement of assets and liabilities. This amount represents collateral on margin requirements for outstanding OTC total return swap contracts.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

Note 9: Actions by Trustees

At a meeting held on March 26, 2021, the fund’s Board of Trustees approved a plan to liquidate the fund upon recommendation by Putnam Management. The liquidation is expected to occur on or about May 21, 2021.

PanAgora Market Neutral Fund 145

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

146 PanAgora Market Neutral Fund

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

PanAgora Market Neutral Fund 147

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

148 PanAgora Market Neutral Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
PanAgora Asset Management, Inc.	Paul L. Joskow	and Compliance Liaison
One International Place, 24th Floor	George Putnam, III
Boston, MA 02110	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 28, 2021